As filed with the Securities and Exchange             Registration No. 333-56297
Commission on February 15, 2002                       Registration No. 811-2512

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                       POST-EFFECTIVE AMENDMENT NO. 26 TO
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


     Variable Annuity Account B of Aetna Life Insurance and Annuity Company

                    Aetna Life Insurance and Annuity Company

                           151 Farmington Avenue, TS31
                           Hartford, Connecticut 06156

        Depositor's Telephone Number, including Area Code: (860) 273-4686

                            Linda E. Senker, Counsel
                    Aetna Life Insurance and Annuity Company
                1475 Dunwoody Drive, West Chester, PA 19380-1478
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)



It is proposed that this filing will become effective:

     X         immediately upon filing pursuant to paragraph (b) of Rule 485
 --------

              on _________ pursuant to paragraph (b) of Rule 485
 --------

                                  PARTS A AND B

The Prospectus dated May 1, 2001, as amended by supplements dated May 1, 2001, May 11, 2001, June 1, 2001, September 18, 2001, September 25, 2001, November 15,
2001 and December 13, 2001, is incorporated into Part A of this Post-Effective Amendment No. 50 by reference to the following filings of the Registrant:
Filings under Rule 497(c), as filed on May 1, 2001, and May 15, 2001, Post Effective Amendment No. 23, as filed on May 11, 2001, and declared effective on May 11, 2001, Post-Effective Amendment No. 24, as filed on September 6, 2001 and declared effective on September 13, 2001, Rule 497(e) filings as filed on September 17, 2001, September 26, 2001, October 19, 2001, November 8, 2001, and Post-Effective Amendment No. 25, as filed on December 6, 2001 and declared effective on December 6, 2001. (File No. 333-56297).

A Supplement, dated March 15, 2002, to the Prospectus is included in Part A of this Post-Effective Amendment No. 26. Also included in Part A is Condensed Financial Information. The Statement of Additional Information dated March 15, 2002 is included in Part B of this Post Effective Amendment No. 26 and includes updated performance, unaudited Financial Statements of Variable Annuity Account B for the period ended September 30, 2001 and unaudited Consolidated Financial Statements of Aetna Life Insurance and Annuity Company and Subsidiaries for the period ended September 30, 2001.

                                     PART A

                           VARIABLE ANNUITY ACCOUNT B

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

            SUPPLEMENT DATED MARCH 15, 2002 TO MAY 1, 2001 PROSPECTUS

GENERAL DESCRIPTION OF GET R

Series R of the ING GET Fund (formerly known as Aetna GET Fund)(GET R) is an investment option that may be available during the accumulation phase of the contract. Aetna Life Insurance and Annuity Company (the Company, we, our) makes a guarantee, as described below, when you direct money into GET R. Aeltus Investment Management, Inc. serves as investment adviser to GET R.

We will offer GET R shares only during its offering period, which is scheduled to run from March 15, 2002 through the close of business on June 13, 2002. GET R may not be available under your contract, your plan or in your state. Please read the GET R prospectus for a more complete description of GET R, including its charges and expenses.

INVESTMENT OBJECTIVE OF GET R

GET R seeks to achieve maximum total return, without compromising a minimum targeted return, by participating in favorable equity market performance during the guarantee period.

GET R's guarantee period runs from June 14, 2002 through June 15, 2007. During the offering period, all GET R assets will be invested in short-term instruments and during the guarantee period will be invested in a combination of fixed income and equity securities.

THE GET FUND GUARANTEE

The guarantee period for GET R will end on June 15, 2007, which is GET R's maturity date. The Company guarantees that the value of an accumulation unit of the GET R subaccount under the contract on the maturity date (as valued after the close of business on June 15, 2007) will not be less than its value as determined after the close of business on the last day of the offering period. If the value on the maturity date is lower than it was on the last day of the offering period, we will transfer funds from our general account to the GET R subaccount to make up the difference. This means that if you remain invested in GET R until the maturity date, at the maturity date you will receive no less than the value of your separate account investment directed to GET R as of the last day of the offering period, less any maintenance fees or any amounts you transfer or withdraw from the GET R subaccount. The value of dividends and distributions made by GET R throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your GET R investment on the maturity date is no less than its value as of the last day of the offering period. The guarantee does not promise that you will earn the fund's minimum targeted return referred to in the investment objective.

If you withdraw or transfer funds from GET R before the maturity date, we will process the transactions at the actual unit value next determined after we receive your order. The guarantee will not apply to these amounts or to amounts deducted as a maintenance fee, if applicable.

MATURITY DATE

Before the maturity date, we will send a notice to each contract holder who has amounts in GET R. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your GET R amounts. If you do not make a choice, on the maturity date we will transfer your GET R amounts to another available series of the GET Fund that is accepting deposits. If no GET Fund series is available, we will transfer your GET R amounts to the fund or funds designated by the Company.

121906-- X.GETR56297-01                                              March 2002

The following information supplements the "Fee Table" contained in the prospectus:

MAXIMUM FEES DEDUCTED FROM INVESTMENTS IN THE SEPARATE ACCOUNT
In addition to the amounts currently listed under the heading "Fee Table" in the prospectus, we will make a daily deduction of a GET R Guarantee Charge, equal on an annual basis to the percentage shown below, from the amounts allocated to the GET R investment option:

GET R GUARANTEE CHARGE (deducted daily during the Guarantee Period)     0.50%

MAXIMUM TOTAL SEPARATE ACCOUNT EXPENSES (including the optional
   0.50% Premium Bonus Option Charge and Get R Guarantee Charge)/1/     2.40%/2/

The following information supplements the "Fund Expense Table" contained in the prospectus:

AETNA GET FUND SERIES R ANNUAL EXPENSES (As a percentage of the average net assets.)

                                                                           TOTAL FUND ANNUAL EXPENSES
                                                                                (AFTER EXPENSE
                             INVESTMENT                                        REIMBURSEMENT)/5/
                           ADVISORY FEES/3/  12B-1 FEE   OTHER EXPENSES/4/
                          ----------------- ----------- ------------------ ---------------------------
Aetna GET Fund Series R         0.60%        0.25%          0.15%                    1.00%


For more information regarding expenses paid out of assets of the fund, see the GET R prospectus.





---------------------------
1 If you elect the premium bonus option, the premium bonus option charge is assessed during the first seven account years. After the seventh account year, or if you do not elect the premium bonus option, the maximum total separate account expenses you would pay is 1.90%.

2 The total separate account expenses that apply to your contract may be lower. Please refer to the "Fee Table" section of your prospectus.

3 The Investment Advisory Fee will be 0.25% during the offering period and 0.60% during the guarantee period.

4 "Other Expenses" include an annual fund administrative fee of 0.075% of the average daily net assets of GET R and any additional direct fund expenses.

5 The investment adviser is contractually obligated through GET R's maturity date to waive all or a portion of its investment advisory fee and/or its administrative fee and/or to reimburse a portion of the fund's other expenses in order to ensure that GET R's Total Fund Annual Expenses do not exceed 0.75% of the fund's average daily net assets (excluding the 12b-1 fee). It is not expected that GET R's actual expenses without this waiver or reimbursement will exceed this amount.

121906-- X.GETR56297-01                2                         March 2002

The following information supplements the "Hypothetical Examples" contained in the prospectus:

HYPOTHETICAL EXAMPLES--AETNA GET FUND SERIES R

ACCOUNT FEES YOU MAY INCUR OVER TIME. The following hypothetical examples show the fees and expenses paid over time if you invest $1,000 in the GET R investment option under the contract (until GET R's maturity date) and assume a 5% annual return on the investment.6

--------------------------------------
>    These examples are purely                      EXAMPLE A                              EXAMPLE B
     hypothetical.                                                               If at the end of the periods
>    They should not be considered a        If you withdraw your entire          shown you (1) leave your
     representation of past or future       account value at the end of the      entire account value invested
     expenses or expected returns.          periods shown, you would pay         or (2) select an income phase
>    Actual expenses and/or returns may     the following expenses,              payment option, you would pay
     be more or less than those shown       including any applicable             the following expenses (no
     in these examples.                     early withdrawal charge:             early withdrawal charge is
                                                                                 reflected):
--------------------------------------
                                           1 YEAR    3 YEARS   5 YEARS            1 YEAR    3 YEARS   5 YEARS
 Aetna GET Fund Series R                     $97      $159      $214               $34       $105      $178










--------------------------------

6 The examples shown above reflect an annual mortality and expense risk charge of 1.25%, an annual contract administrative expense charge of 0.15%, an annual GET R guarantee charge of 0.50%, an annual premium bonus charge of 0.50%, a $30 annual maintenance fee that has been converted to a percentage of assets equal to 0.023% and all charges and expenses of the GET R Fund including the 12b-1 fee. Example A reflects an early withdrawal charge of 7% of the purchase payments at the end of year 1, 6% at the end of year 3 and 4% at the end of year 5. It also reflects the effect of the 10% free withdrawal amount. (The expenses that you would pay under your contract may be lower. Please refer to the "Fee Table" section of your prospectus.)

121906-- X.GETR56297-01                3                         March 2002

The following information supplements "Appendix III--Description of Underlying Funds" contained in the prospectus:

AETNA GET FUND (SERIES R)
INVESTMENT OBJECTIVE

Seeks to achieve maximum total return without compromising a minimum targeted return (Targeted Return) by participating in favorable equity market performance during the guarantee period, from June 14, 2002 through June 15, 2007, the maturity date.

POLICIES

Prior to June 14, 2002 assets are invested entirely in short-term instruments. After that date, assets are allocated between equities and fixed income securities. Equities consist primarily of common stocks. Fixed income securities consist primarily of short- to intermediate-duration U.S. Government securities and may also consist of mortgage backed securities and corporate obligations. The investment adviser uses a proprietary computer model to determine the percentage of assets to allocate between the fixed and the equity components. As the value of the equity component declines, more assets are allocated to the fixed component.

RISKS

The principal risks of investing in Series R are those generally attributable to stock and bond investing. The success of Series R's strategy depends on the investment adviser's skill in allocating assets between the equity and fixed components and in selecting investments within each component. Because Series R invests in both stocks and bonds, it may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. The risks associated with investing in stocks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. If at the inception of, or any time during, the guarantee period interest rates are low, Series R assets may be largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. The effect of low interest rates on Series R would likely be more pronounced at the beginning of the guarantee period as the initial allocation of assets would include more fixed income securities. In addition, if during the guarantee period the equity markets experienced a major decline, Series R assets may become largely invested in the fixed component in order to increase the likelihood of achieving the Targeted Return at the maturity date. Use of the fixed component reduces Series R's ability to participate as fully in upward equity market movements and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is fully invested in equities.

INVESTMENT ADVISER: Aeltus Investment Management, Inc.

121906-- X.GETR56297-01                4                         March 2002

                         CONDENSED FINANCIAL INFORMATION

    (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE NINE MONTH PERIOD ENDED SEPTEMBER 30, 2001 IS DERIVED FROM THE UNAUDITED INTERIM FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT. THE FINANCIAL STATEMENTS FOR THE NINE MONTH PERIOD ENDED SEPTEMBER 30, 2001 ARE INCLUDED IN THE MARCH 15, 2002 STATEMENT
OF ADDITIONAL INFORMATION.

                                                      0.95% TOTAL CHARGES     1.25% TOTAL CHARGES    1.40% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
AETNA BALANCED VP, INC.
Value at beginning of period                                 $11.457                 $11.372                $11.330
Value at end of period                                       $10.204                 $10.106                $10.057
Number of accumulation units outstanding at
    end of period                                          1,022,549                 794,094                376,991
AETNA BOND VP
Value at beginning of period                                 $11.018                 $10.937                $10.896
Value at end of period                                       $11.848                 $11.734                $11.677
Number of accumulation units outstanding at
    end of period                                          1,278,201               1,305,878                481,931
AETNA GROWTH VP
Value at beginning of period                                 $12.229                 $12.139                $12.094
Value at end of period                                        $8.195                  $8.116                 $5.342
Number of accumulation units outstanding at
    end of period                                          1,280,362                 930,765                114,713
AETNA GROWTH AND INCOME VP
Value at beginning of period                                 $10.140                 $10.065                $10.028
Value at end of period                                        $7.739                  $7.664                 $7.627
Number of accumulation units outstanding at
    end of period                                          1,736,681               1,796,794                600,712
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                 $11.839                 $11.752                $11.709
Value at end of period                                        $9.342                  $9.252                 $9.207
Number of accumulation units outstanding at
    end of period                                          4,393,374               3,608,122              1,560,214
AETNA INTERNATIONAL VP
Value at beginning of period                                 $10.824                 $10.744                $10.704
Value at end of period                                        $7.217                  $7.148                 $7.113
Number of accumulation units outstanding at
    end of period                                            307,083                 195,389                 77,954
AETNA MONEY MARKET VP
Value at beginning of period                                 $11.186                 $11.103                $11.062
Value at end of period                                       $11.476                 $11.366                $10.335
Number of accumulation units outstanding at
    end of period                                          3,281,763               2,756,776                610,227
AETNA SMALL COMPANY VP
Value at beginning of period                                 $12.820                 $12.726                $12.679
Value at end of period                                       $11.333                 $11.224                $11.170
Number of accumulation units outstanding at
    end of period                                            791,134                 503,448                132,312
AETNA TECHNOLOGY VP
Value at beginning of period                                  $5.842                  $5.830                 $5.824
Value at end of period                                        $3.275                  $3.261                 $3.254
Number of accumulation units outstanding at
    end of period                                            536,172                 367,868                 80,570
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                 $12.951                 $12.855                $12.808
Value at end of period                                        $8.334                  $8.254                 $8.214
Number of accumulation units outstanding at
    end of period                                            654,506                 756,260                440,463
AIM V.I. GOVERNMENTS SECURITIES FUND
Value at beginning of period                                 $10.800                 $10.843(1)             $10.767
Value at end of period                                       $11.453                 $11.404                $11.380
Number of accumulation units outstanding at
    end of period                                            204,552                 170,551                 79,201

121906-- X.GETR56297-01                5                             March 2002

                                                      0.95% TOTAL CHARGES     1.25% TOTAL CHARGES    1.40% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
AIM V.I. GROWTH FUND
Value at beginning of period                                 $11.371                 $11.288                $11.246
Value at end of period                                        $5.677                  $6.803                 $6.770
Number of accumulation units outstanding at
    end of period                                                307               1,468,691                509,445
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                 $12.001                 $11.912                $11.868
Value at end of period                                        $8.039                  $7.961                 $7.923
Number of accumulation units outstanding at
    end of period                                          1,171,218               1,914,373                635,744
AIM V.I. VALUE FUND
Value at beginning of period                                 $11.548                 $11.463                $11.420
Value at end of period                                        $9.102                  $9.014                 $8.971
Number of accumulation units outstanding at
    end of period                                          2,035,730               3,074,397              1,070,635
ALLIANCE GROWTH AND INCOME          PORTFOLIO
Value at beginning of period                                 $10.129                 $10.108                $10.098
Value at end of period                                        $9.132                  $9.092                 $9.073
Number of accumulation units outstanding at
    end of period                                            609,651                 841,850                300,143
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                                  $7.620                  $7.605                 $7.597
Value at end of period                                        $5.458                  $5.434                 $5.422
Number of accumulation units outstanding at
    end of period                                            333,285                 273,032                 73,748
ALLIANCE QUASAR PORTFOLIO
Value at beginning of period                                  $9.511                  $9.491                 $9.482
Value at end of period                                        $6.576                  $6.548                 $6.534
Number of accumulation units outstanding at
    end of period                                             21,950                  13,070                  4,807
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                 $11.210                 $11.127                $11.086
Value at end of period                                        $9.672                  $9.579                 $9.532
Number of accumulation units outstanding at
    end of period                                          1,801,441               2,386,420                655,861
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                 $11.154                 $11.102                $11.076
Value at end of period                                        $7.807                  $7.752                 $7.726
Number of accumulation units outstanding at
    end of period                                          1,605,586               1,548,255                530,594
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                  $7.362                  $7.307                 $7.280
Value at end of period                                        $6.271                  $6.210                 $6.180
Number of accumulation units outstanding at
    end of period                                            854,358               1,008,776                470,476
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                 $11.993                 $11.904                $11.860
Value at end of period                                        $9.775                  $9.681                 $9.634
Number of accumulation units outstanding at
    end of period                                          2,057,423               2,556,324              1,049,360
JANUS ASPEN AGGRESSIVE GROWTH
  PORTFOLIO
Value at beginning of period                                 $16.650                 $16.527                $16.466
Value at end of period                                        $8.807                  $8.722                 $8.680
Number of accumulation units outstanding at
    end of period                                          2,645,796               2,272,371                874,004
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                 $13.308                 $13.210                $13.161
Value at end of period                                       $12.008                 $11.892                $11.835
Number of accumulation units outstanding at
    end of period                                          3,476,889               4,047,055              1,481,638
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                 $13.203                 $13.106                $13.057
Value at end of period                                        $8.718                  $8.634                 $8.592
Number of accumulation units outstanding at
    end of period                                          3,036,104               4,049,730              1,339,739

121906-- X.GETR56297-01                6                             March 2002

                                                      0.95% TOTAL CHARGES     1.25% TOTAL CHARGES    1.40% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
JANUS ASPEN WORLDWIDE GROWTH
  PORTFOLIO
Value at beginning of period                                 $13.030                 $12.934                $12.886
Value at end of period                                        $8.898                  $8.813                 $8.770
Number of accumulation units outstanding at
    end of period                                          4,532,309               4,590,937              1,374,085
MFS TOTAL RETURN SERIES
Value at beginning of period                                 $11.934                 $11.846                $11.803
Value at end of period                                       $11.253                 $11.145                $11.091
Number of accumulation units outstanding at
    end of period                                            989,330               1,628,168                496,166
BRINSON GROWTH AND INCOME PORTFOLIO
Value at beginning of period                                 $10.338                 $10.285                $10.258
Value at end of period                                        $9.292                  $9.224                 $9.190
Number of accumulation units outstanding at
    end of period                                              4,188                  82,654                  4,215
BRINSON SMALL CAP PORTFOLIO
Value at beginning of period                                                         $13.334                $13.299
Value at end of period                                                               $10.340                $10.302
Number of accumulation units outstanding at
    end of period                                                                     14,668                    393
BRINSON TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                                 $10.326                 $10.273                $10.247
Value at end of period                                        $8.118                  $8.058                 $8.028
Number of accumulation units outstanding at
    end of period                                            263,231               1,062,014                 99,887
OPPENHEIMER AGGRESSIVE GROWTH
  FUND/VA
Value at beginning of period                                 $14.970                 $14.860                $14.805
Value at end of period                                        $9.396                  $9.305                 $9.260
Number of accumulation units outstanding at
    end of period                                            736,951                 793,805                256,743
OPPENHEIMER MAIN STREET GROWTH &
  INCOME FUND/VA
Value at beginning of period                                  $9.891                  $9.818                 $9.782
Value at end of period                                        $8.182                  $8.103                 $8.064
Number of accumulation units outstanding at
    end of period                                            839,549               1,601,980                537,632
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                 $10.171                 $10.096                $10.059
Value at end of period                                       $10.058                 $10.055                $10.007
Number of accumulation units outstanding at
    end of period                                                153                 552,742                189,679
PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period                                $9.367(2)              $10.031(3)             $10.086(4)
Value at end of period                                       $6.922                  $6.913                 $6.909
Number of accumulation units outstanding at
    end of period                                              3,954                   3,591                    881
PILGRIM VP MAGNACAP PORTFOLIO
Value at beginning of period                                $9.602(3)               $9.567(3)               $9.624(3)
Value at end of period                                       $8.577                  $8.566                 $8.560
Number of accumulation units outstanding at
    end of period                                             20,947                   2,862                    196
PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                               $10.181(4)              $10.125(4)              $9.402(3)
Value at end of period                                       $6.921                  $6.912                 $6.908
Number of accumulation units outstanding at
    end of period                                             19,921                  12,081                  2,166
PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                               $10.065(4)              $10.064(4)             $11.291(4)
Value at end of period                                       $7.262                  $7.253                 $7.248
Number of accumulation units outstanding at
    end of period                                             53,682                  20,244                  7,012

121906-- X.GETR56297-01                7                             March 2002

                                                      0.95% TOTAL CHARGES     1.25% TOTAL CHARGES    1.40% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                 $14.030                 $13.926                $13.875
Value at end of period                                        $8.823                  $8.738                 $8.696
Number of accumulation units outstanding at
    end of period                                            852,261                 935,040                261,747
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                 $10.933                 $10.853                $10.812
Value at end of period                                        $6.442                  $6.380                 $6.349
Number of accumulation units outstanding at
    end of period                                            889,004               1,052,857                322,054
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                 $11.755                 $11.668                $11.625
Value at end of period                                        $8.219                  $8.140                 $8.101
Number of accumulation units outstanding at
    end of period                                            407,857                 780,768                251,074
PPI SCUDDER INTERNATIONAL GROWTH
  PORTFOLIO
Value at beginning of period                                 $11.557                 $11.472                $11.430
Value at end of period                                        $8.092                  $8.014                 $7.976
Number of accumulation units outstanding at
    end of period                                            810,913                 713,324                396,866
PRUDENTIAL JENNISION PORTFOLIO
Value at beginning of period                                  $9.126(2)               $9.208(2)              $9.047(2)
Value at end of period                                        $7.628                  $7.618                 $7.613
Number of accumulation units outstanding at
    end of period                                                363                     604                    437
SP JENNISION INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                  $8.107(5)               $9.347(3)
Value at end of period                                        $6.984                  $6.975
Number of accumulation units outstanding at                   15,540                     123
    end of period

121906-- X.GETR56297-01                8                             March 2002

                                                      1.45% TOTAL CHARGES     1.75% TOTAL CHARGES    1.90% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
AETNA BALANCED VP, INC.
Value at beginning of period                                  $9.532                  $9.524                 $9.520
Value at end of period                                        $8.457                  $8.431                 $8.418
Number of accumulation units outstanding at
    end of period                                            257,420                 153,150                 73,694
AETNA BOND VP
Value at beginning of period                                 $10.472                 $10.463                $10.459
Value at end of period                                       $11.218                 $11.184                $11.166
Number of accumulation units outstanding at
    end of period                                            304,822                 187,588                120,297
AETNA GROWTH VP
Value at beginning of period                                  $8.027                  $8.021                 $8.017
Value at end of period                                        $8.076                  $5.333                 $5.358
Number of accumulation units outstanding at
    end of period                                            185,538                  15,665                140,948
AETNA GROWTH AND INCOME VP
Value at beginning of period                                  $8.973                  $8.965                 $8.962
Value at end of period                                        $6.822                  $6.801                 $6.790
Number of accumulation units outstanding at
    end of period                                            168,172                 130,668                 69,437
AETNA INDEX PLUS LARGE CAP VP
Value at beginning of period                                  $9.002                  $8.995                 $8.991
Value at end of period                                        $7.076                  $7.054                 $7.043
Number of accumulation units outstanding at
    end of period                                            570,156                 632,635                186,080
AETNA INTERNATIONAL VP
Value at beginning of period                                  $8.741                  $8.734                 $8.730
Value at end of period                                        $5.807                  $5.789                 $5.780
Number of accumulation units outstanding at
    end of period                                             79,558                  58,679                  5,965
AETNA MONEY MARKET VP
Value at beginning of period                                 $10.143                 $10.135                $10.130
Value at end of period                                       $11.311                 $10.319                $10.367
Number of accumulation units outstanding at
    end of period                                          1,394,748                 326,296                812,204
AETNA SMALL COMPANY VP
Value at beginning of period                                  $9.234                  $9.226                 $9.223
Value at end of period                                        $8.132                  $8.107                 $8.094
Number of accumulation units outstanding at
    end of period                                            260,066                 145,850                 30,253
AETNA TECHNOLOGY VP
Value at beginning of period                                  $6.088                  $6.083                 $6.080
Value at end of period                                        $3.400                  $3.389                 $3.384
Number of accumulation units outstanding at
    end of period                                            113,635                 128,204                 32,914
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                                  $7.678                  $7.672                 $7.669
Value at end of period                                        $4.923                  $4.907                 $4.900
Number of accumulation units outstanding at
    end of period                                            231,431                 238,717                165,385
AIM V.I. GOVERNMENTS SECURITIES FUND
Value at beginning of period                                 $10.392                 $10.384                $10.379
Value at end of period                                       $10.979                 $10.945                $10.928
Number of accumulation units outstanding at
    end of period                                            148,966                  76,444                 53,013
AIM V.I. GROWTH FUND
Value at beginning of period                                  $7.611                  $7.604                 $7.601
Value at end of period                                        $4.580                  $4.565                 $4.558
Number of accumulation units outstanding at
    end of period                                            259,975                 397,394                114,852
AIM V.I. GROWTH AND INCOME FUND
Value at beginning of period                                  $8.214                  $8.207                 $8.204
Value at end of period                                        $5.481                  $5.464                 $5.456
Number of accumulation units outstanding at
    end of period                                            272,304                 278,910                132,217

121906-- X.GETR56297-01                9                             March 2002

                                                      1.45% TOTAL CHARGES     1.75% TOTAL CHARGES    1.90% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
AIM V.I. VALUE FUND
Value at beginning of period                                  $8.804                  $8.796                 $8.793
Value at end of period                                        $6.913                  $6.891                 $6.881
Number of accumulation units outstanding at
    end of period                                            331,291                 529,821                158,642
ALLIANCE GROWTH AND INCOME          PORTFOLIO
Value at beginning of period                                 $10.387                 $10.378                $10.374
Value at end of period                                        $9.329                  $9.300                 $9.285
Number of accumulation units outstanding at
    end of period                                            384,724                 213,361                 51,522
ALLIANCE PREMIER GROWTH PORTFOLIO
Value at beginning of period                                  $8.198                  $8.191                 $8.188
Value at end of period                                        $5.849                  $5.831                 $5.822
Number of accumulation units outstanding at
    end of period                                            194,444                 281,893                 77,329
ALLIANCE QUASAR PORTFOLIO
Value at beginning of period                                  $8.589                  $8.582                 $8.579
Value at end of period                                        $5.916                  $5.898                 $5.889
Number of accumulation units outstanding at
    end of period                                             14,300                  18,744                  5,623
FIDELITY VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period                                 $10.654                 $10.645                $10.640
Value at end of period                                        $9.157                  $9.129                 $9.114
Number of accumulation units outstanding at
    end of period                                            331,226                 315,819                 61,182
FIDELITY VIP GROWTH PORTFOLIO
Value at beginning of period                                  $8.554                  $8.546                 $8.543
Value at end of period                                        $5.964                  $5.945                 $5.936
Number of accumulation units outstanding at
    end of period                                            584,384                 471,202                118,382
FIDELITY VIP HIGH INCOME PORTFOLIO
Value at beginning of period                                  $8.470                  $8.463                 $8.459
Value at end of period                                        $7.187                  $7.165                 $7.153
Number of accumulation units outstanding at
    end of period                                            125,034                  64,351                 53,757
FIDELITY VIP II CONTRAFUND PORTFOLIO
Value at beginning of period                                  $9.440                  $9.432                 $9.428
Value at end of period                                        $7.665                  $7.641                 $7.629
Number of accumulation units outstanding at
    end of period                                            225,398                 219,165                 60,070
JANUS ASPEN AGGRESSIVE GROWTH
  PORTFOLIO
Value at beginning of period                                  $6.975                  $6.969                 $6.966
Value at end of period                                        $3.675                  $3.664                 $3.658
Number of accumulation units outstanding at
    end of period                                            584,473                 453,020                230,885
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                                  $9.746                  $9.738                 $9.734
Value at end of period                                        $8.760                  $8.733                 $8.720
Number of accumulation units outstanding at
    end of period                                            624,264                 436,984                144,175
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                                  $8.308                  $8.301                 $8.298
Value at end of period                                        $5.465                  $5.448                 $5.439
Number of accumulation units outstanding at
    end of period                                            364,574                 464,742                134,521
JANUS ASPEN WORLDWIDE GROWTH
  PORTFOLIO
Value at beginning of period                                  $8.570                  $8.563                 $8.559
Value at end of period                                        $5.830                  $5.812                 $5.803
Number of accumulation units outstanding at
    end of period                                            817,553                 814,830                199,182
MFS TOTAL RETURN SERIES
Value at beginning of period                                 $10.763                 $10.754                $10.749
Value at end of period                                       $10.110                 $10.079                $10.063
Number of accumulation units outstanding at
    end of period                                            500,307                 292,432                136,033

121906-- X.GETR56297-01                10                             March 2002

                                                      1.45% TOTAL CHARGES     1.75% TOTAL CHARGES    1.90% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
BRINSON GROWTH AND INCOME  PORTFOLIO
Value at beginning of period                                 $9.658 (6)
Value at end of period                                       $8.751
Number of accumulation units outstanding at
    end of period                                             1,635
BRINSON TACTICAL ALLOCATION PORTFOLIO
Value at beginning of period                                  $9.567                  $9.559                 $9.555
Value at end of period                                        $7.493                  $7.469                 $7.458
Number of accumulation units outstanding at
    end of period                                            150,640                  65,338                 58,491
OPPENHEIMER AGGRESSIVE GROWTH
  FUND/VA
Value at beginning of period                                  $6.828                  $6.823                 $6.820
Value at end of period                                        $4.269                  $4.256                 $4.249
Number of accumulation units outstanding at
    end of period                                            581,003                 288,553                357,429
OPPENHEIMER MAIN STREET GROWTH &
  INCOME FUND/VA
Value at beginning of period                                  $8.838                  $8.831                 $8.827
Value at end of period                                        $7.283                  $7.260                 $7.249
Number of accumulation units outstanding at
    end of period                                            244,505                 223,864                 87,438
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period                                  $9.939                  $9.931                 $9.927
Value at end of period                                        $9.884                  $9.853                 $9.838
Number of accumulation units outstanding at
    end of period                                            106,969                  63,180                 27,958
PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO
Value at beginning of period                                  $8.467(5)             $9.970(4)
Value at end of period                                        $6.907                 $6.898
Number of accumulation units outstanding at
    end of period                                              3,300                     223
PILGRIM VP MAGNACAP PORTFOLIO
Value at beginning of period                                  $9.883(4)
Value at end of period                                        $8.558
Number of accumulation units outstanding at
    end of period                                              7,860
PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                                 $10.001(4)               $9.630(2)
Value at end of period                                        $6.906                  $6.897
Number of accumulation units outstanding at
    end of period                                              9,028                   8,846
PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO
Value at beginning of period                                 $10.136(4)               $9.638(2)             $10.175(4)
Value at end of period                                        $7.246                  $7.237                 $7.232
Number of accumulation units outstanding at
    end of period                                             13,040                   3,663                  1,226
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Value at beginning of period                                  $8.801                  $8.794                 $8.790
Value at end of period                                        $5.514                  $5.497                 $5.488
Number of accumulation units outstanding at
    end of period                                            313,235                 231,281                129,458
PPI MFS EMERGING EQUITIES PORTFOLIO
Value at beginning of period                                  $7.614                  $7.608                 $7.605
Value at end of period                                        $4.470                  $4.456                 $4.449
Number of accumulation units outstanding at
    end of period                                            128,332                 169,847                 75,552
PPI MFS RESEARCH GROWTH PORTFOLIO
Value at beginning of period                                  $8.726                  $8.719                 $8.715
Value at end of period                                        $6.078                  $6.060                 $6.050
Number of accumulation units outstanding at
    end of period                                            160,345                 128,327                 49,267

121906-- X.GETR56297-01                11                             March 2002

                                                      1.45% TOTAL CHARGES     1.75% TOTAL CHARGES    1.90% TOTAL CHARGES
                                                      -------------------     -------------------    -------------------
PPI SCUDDER INTERNATIONAL GROWTH
  PORTFOLIO
Value at beginning of period                                  $9.775                  $9.767                 $9.763
Value at end of period                                        $6.818                  $6.797                 $6.787
Number of accumulation units outstanding at
    end of period                                            169,046                  67,254                 11,521
PRUDENTIAL JENNISION PORTFOLIO
Value at beginning of period                                  $8.978                  $9.109
Value at end of period                                        $7.612                  $7.602
Number of accumulation units outstanding at
    end of period                                                125                   2,488
SP JENNISION INTERNATIONAL GROWTH PORTFOLIO
Value at beginning of period                                  $8.170                  $8.295
Value at end of period                                        $6.969                  $6.960
Number of accumulation units outstanding at
    end of period                                                304                   1,176

      -------------

(1)      Funds were first received in this option during January 2001.
(2)      Funds were first received in this option during July 2001.
(3)      Funds were first received in this option during June 2001.
(4)      Funds were first received in this option during May 2001.
(5)      Funds were first received in this option during August 2001.
(6)      Funds were first received in this option during March 2001.

121906-- X.GETR56297-01                12                             March 2002

                                     PART B


--------------------------------------------------------------------------------
                         VARIABLE ANNUITY ACCOUNT B
                                     OF
                   AETNA LIFE INSURANCE AND ANNUITY COMPANY
--------------------------------------------------------------------------------

             STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 15, 2002

                            AETNA VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account B (the "separate account") dated May 1, 2001 as amended by supplements dated May 1, 2001, May 11, 2001, June 1, 2001, September 18, 2001, September 25, 2001,
November 15, 2001 and December 13, 2001.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:

                         ING Aetna Financial Services
                               Annuity Services
                             151 Farmington Avenue
                       Hartford, Connecticut 06156-1258
                                1-800-238-6219

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                              TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
General Information and History.........................................     2
Variable Annuity Account B..............................................     2
Offering and Purchase of Contracts......................................     3
Performance Data........................................................     3
  General...............................................................     3
  Average Annual Total Return Quotations................................     4
Income Phase Payments...................................................     7
Sales Material and Advertising..........................................     8
Independent Auditors....................................................     9
Unaudited Financial Statements of the Separate Account..................     S-1
Financial Statements of Aetna Life Insurance and Annuity Company
  and Subsidiaries......................................................     F-1

                       GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our assets include the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). We are engaged in the business of issuing life insurance and annuities. Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

As of December 31, 2000, the Company and its subsidiary life company had $51 billion invested through their products, including $37 billion in their separate accounts (of which the Company, or it subsidiary Aeltus Investment Management, Inc., oversees the management of $23 billion). The Company is ranked among the top 1% of all U.S. life insurance companies rated by A.M. Best Company based on assets as of December 31, 1999.

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account B" below).

Other than the mortality and expense risk charge and administrative expense charge described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. See "Fees" in the prospectus. We receive reimbursement for certain administrative costs from some advisers of the funds used as funding options under the contract. These fees generally range up to 0.425%.

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                         VARIABLE ANNUITY ACCOUNT B

Variable Annuity Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

The funds currently available under the contract are as follows:

AETNA BALANCED VP, INC.                                             JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Aetna Income Shares d/b/a AETNA BOND VP                             JANUS ASPEN BALANCED PORTFOLIO
AETNA GROWTH VP                                                     JANUS ASPEN GROWTH PORTFOLIO
Aetna Variable Fund d/b/a AETNA GROWTH AND INCOME VP                JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
AETNA INDEX PLUS LARGE CAP VP                                       MFS-Registered Trademark- TOTAL RETURN SERIES
AETNA INTERNATIONAL VP                                              MITCHELL HUTCHINS SERIES TRUST GROWTH & INCOME PORTFOLIO
Aetna Variable Encore Fund d/b/a AETNA MONEY MARKET VP              MITCHELL HUTCHINS SERIES TRUST SMALL CAP PORTFOLIO*
AETNA SMALL COMPANY VP                                              MITCHELL HUTCHINS SERIES TRUST TACTICAL ALLOCATION PORTFOLIO
AETNA TECHNOLOGY VP                                                 OPPENHEIMER AGGRESSIVE GROWTH FUND/VA
AIM V.I. CAPITAL APPRECIATION FUND                                  OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA
AIM V.I. GOVERNMENT SECURITIES                                      OPPENHEIMER STRATEGIC BOND FUND/VA
AIM V.I. GROWTH FUND                                                PILGRIM VP GROWTH OPPORTUNITIES PORTFOLIO
AIM V.I. GROWTH AND INCOME FUND                                     PILGRIM VP MAGNACAP PORTFOLIO
AIM V.I. VALUE FUND                                                 PILGRIM VP MIDCAP OPPORTUNITIES PORTFOLIO
ALLIANCE VARIABLE PRODUCTS -- GROWTH AND INCOME PORTFOLIO           PILGRIM VP SMALLCAP OPPORTUNITIES PORTFOLIO
ALLIANCE VARIABLE PRODUCTS -- PREMIER GROWTH PORTFOLIO              PORTFOLIO PARTNERS, INC. (PPI) MFS CAPITAL OPPORTUNITIES
ALLIANCE VARIABLE PRODUCTS -- QUASAR PORTFOLIO                        PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) EQUITY-INCOME       PORTFOLIO PARTNERS, INC. (PPI) MFS EMERGING EQUITIES PORTFOLIO
  PORTFOLIO                                                         PORTFOLIO PARTNERS, INC. (PPI) MFS RESEARCH GROWTH PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) GROWTH PORTFOLIO    PORTFOLIO PARTNERS, INC. (PPI) SCUDDER INTERNATIONAL GROWTH
FIDELITY VARIABLE INSURANCE PRODUCTS FUND (VIP) HIGH INCOME           PORTFOLIO
  PORTFOLIO                                                         PRUDENTIAL JENNISON PORTFOLIO (CLASS II SHARES)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II (VIP II)               SP JENNISON INTERNATIONAL GROWTH PORTFOLIO (CLASS II SHARES)
  CONTRAFUND-Registered Trademark- PORTFOLIO


*Effective September 15, 2000, this fund is closed to new investors and to new investments by existing investors.


Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                     OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, Aetna Investment Services, LLC (AIS), serves as the principal underwriter for the contract. AIS, a Delaware limited liability company, is registered as a broker-dealer with the SEC. AIS is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. AIS' principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of AIS or of other registered broker-dealers who have entered into sales arrangements with AIS. The offering of the contracts is continuous. A description of the manner in which the contracts are purchased can be found in the prospectus under the sections entitled "Purchase and Rights" and "Your Account Value."

                               PERFORMANCE DATA

GENERAL


From time to time we may advertise different types of historical performance for the subaccounts of the separate account available under the contract. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized return"), as well as "non-standardized returns," both of which are described below.


The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial purchase payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contract during each period (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, 0.15% administrative charge, and early withdrawal charge of 7% of purchase payments grading down to 0% after 7 years). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the contract described in the prospectus. The total return figures shown below will be lower than the standardized figures for Option Packages I and II because of the lower mortality and expense risk charge under those Option Packages (0.80% and 1.10% respectively). We may also advertise standardized returns and non-standardized returns using the fees and charges applicable to Option Packages I and II.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable early withdrawal charge, and in some advertisements will also exclude the effect of the annual maintenance fee. The deduction of the early withdrawal charge and the annual maintenance fee would decrease the level of performance shown if reflected in these calculations. The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date contributions were first received in the fund under the separate account. The non-standardized returns shown in the tables below reflect the deduction of the maximum recurring charges under the contract except the early withdrawal charge (i.e., Option Package III: 1.25% mortality and expense risk charge, $30 annual maintenance fee, and 0.15% administrative charge). We may also advertise returns based on lower charges that may apply to contracts under Option Packages I and II.

Standardized and non-standardized calculations do not currently include the premium bonus or reflect the deduction of the corresponding premium bonus charge; but, to the extent permitted by applicable law, we may include the premium bonus and corresponding charge in the standardized and non-standardized average annual total returns in the future.

Investment results of the funds will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED The tables below reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2000 for the subaccounts under the contract. The standardized returns assume the maximum charges under the contract (i.e., Option Package III) as described under "General" above. The non-standardized returns assume the same charges but do not include the early withdrawal charges. We may also advertise returns based on lower charges that may apply to particular contracts under option packages I and II.

For the subaccounts funded by the Portfolio Partners, Inc. (PPI) portfolios, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the PPI portfolio from November 28, 1997 the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and (b) after November 26, 1997 based on the performance of the PPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows the average annual total return since the fund's inception date.

                                                                   -----------------------------------------------------------------
                                                                                                                         Date
                                                                                                                     Contributions
                                                                                          STANDARDIZED              First Received
                                                                                                                       Under the
                                                                                                                   Separate Account
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Since
                             SUBACCOUNT                              1 Year       5 Year       10 Year     Inception*
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                          (21.38%)      6.62%         8.62%
Aetna Bond VP(1)                                                     5.08%        5.16%         5.87%
Aetna Growth VP                                                     (51.50%)                                 4.32%        05/30/1997
Aetna Growth and Income VP(1)                                       (37.77%)      3.30%         7.71%
Aetna Index Plus Large Cap VP                                       (34.67%)                                 8.60%        10/31/1996
Aetna International VP                                              (48.61%)                                (10.20%)      05/05/1998
Aetna Money Market VP(1)(2)                                         (2.71%)       3.34%         3.49%
Aetna Small Company VP                                              (25.72%)                                 7.97%        05/30/1997
Aetna Technology VP                                                 (70.17%)                                (61.65%)      05/01/2000
AIM V.I. Capital Appreciation Fund                                  (56.90%)                                (0.52%)       10/02/1998
AIM V.I. Government Securities Fund                                                                          1.14%        10/02/1998
AIM V.I. Growth Fund                                                (60.03%)                                (8.00%)       10/02/1998
AIM V.I. Growth and Income Fund                                     (50.95%)                                (2.93%)       10/02/1998
AIM V.I. Value Fund                                                 (35.02%)                                 1.82%        10/02/1998
Alliance Growth and Income Portfolio                                (14.77%)                                (13.13%)      09/22/2000
Alliance Premier Growth Portfolio                                   (45.30%)                                (47.27%)      09/21/2000
Alliance Quasar Portfolio                                                                                   (43.35%)      09/21/2000
Fidelity VIP Equity-Income Portfolio                                (17.27%)      6.80%                      10.71%       12/30/1994
Fidelity VIP Growth Portfolio                                       (45.63%)      6.63%                      11.41%       12/30/1994
Fidelity VIP High Income Portfolio                                  (33.88%)     (6.00%)                    (1.97%)       06/30/1995
Fidelity VIP II Contrafund(R) Portfolio                             (30.85%)      8.76%                      10.66%       06/30/1995
Janus Aspen Aggressive Growth Portfolio                             (70.67%)      1.68%                      6.05%        10/31/1994
Janus Aspen Balanced Portfolio                                      (18.92%)      11.78%                     13.84%       01/31/1995
Janus Aspen Growth Portfolio                                        (52.20%)      4.84%                      9.56%        07/29/1994
Janus Aspen Worldwide Growth Portfolio                              (47.42%)      7.55%                      12.92%       04/28/1995
MFS(R)Total Return Series                                           (7.36%)       8.34%                      8.42%        05/31/1996
Brinson Tactical Allocation Portfolio                               (31.26%)                                (10.93%)      05/17/1999
Oppenheimer Aggressive Growth Fund/VA                               (63.70%)                                 3.50%        05/30/1997
Oppenheimer Main Street Growth & Income Fund/VA                     (32.45%)                                 1.01%        05/30/1997
Oppenheimer Strategic Bond Fund/VA                                  (7.39%)                                  1.05%        05/30/1997
Pilgrim VP Growth Opportunities Portfolio - Class S                                                         (36.30%)      09/21/2000
Pilgrim VP MagnaCap Portfolio - Class S                                                                     (19.45%)      09/21/2000
Pilgrim VP MidCap Opportunities Portfolio - Class S                                                         (36.55%)      09/21/2000
Pilgrim VP SmallCap Opportunities Portfolio - Class S                                                       (33.02%)      09/21/2000
PPI MFS Capital Opportunities Portfolio                             (52.39%)                                 0.78%        11/28/1997
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)        (52.39%)      6.21%                      7.32%        11/30/1992
PPI MFS Emerging Equities Portfolio                                 (60.80%)                                (8.23%)       11/28/1997
Alger American Small Cap/PPI MFS Emerging Equities(3)               (60.80%)     (4.98%)                     2.17%        09/30/1993
PPI MFS Research Growth Portfolio                                   (45.74%)                                (2.70%)       11/28/1997
American Century VP Capital Appreciation/PPI MFS Research Growth(3) (45.74%)     (4.15%)                     3.12%        08/31/1992
PPI Scudder International Growth Portfolio                          (38.50%)                                (0.70%)       11/28/1997
Scudder VLIF International/PPI Scudder International Growth(3)      (38.50%)      2.04%                      6.03%        08/31/1992
Prudential Jennison Portfolio                                                                               (21.14%)      07/10/2001
SP Jennison International Growth Portfolio                                                                  (30.63%)      06/01/2001

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) These funds have been available through the separate account for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended September 30, 2001 (on an annualized basis) was 1.83%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above except the maximum 7% early withdrawal charge.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.



                                                              ----------------------------------------------------------------------
                                                                                                                             Fund
                                                                                 NON-STANDARDIZED                         Inception
                                                                                                                             Date
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Since
                            SUBACCOUNT                         1 Year      3 Years    5 Years    10 Years   Inception**
------------------------------------------------------------------------------------------------------------------------------------
Aetna Balanced VP, Inc.(1)                                    (14.98%)      3.17%      7.14%       8.62%
Aetna Bond VP(1)                                               11.30%       4.58%      5.72%       5.87%
Aetna Growth VP                                               (44.89%)     (1.48%)                             7.17%      12/13/1996
Aetna Growth and Income VP(1)                                 (31.25%)     (2.56%)     3.91%       7.71%
Aetna Index Plus Large Cap VP                                 (28.18%)      1.76%      9.86%                   9.92%      09/16/1996
Aetna International VP                                        (42.01%)     (3.50%)                            (1.69%)     12/22/1997
Aetna Money Market VP(1)(2)                                     3.56%       3.90%      3.95%       3.49%
Aetna Small Company VP                                        (19.29%)     11.74%                              10.38%     12/27/1996
Aetna Technology VP                                           (63.43%)                                        (54.78%)    05/01/2000
AIM V.I. Capital Appreciation Fund                            (50.25%)     (0.23%)     1.27%                   8.37%      05/05/1993
AIM V.I. Government Securities Fund                             9.30%       3.61%      5.26%                   4.22%      05/05/1993
AIM V.I. Growth Fund                                          (53.36%)     (7.11%)     1.56%                   6.51%      05/05/1993
AIM V.I. Growth and Income Fund                               (44.34%)     (2.10%)     4.17%                   8.24%      05/02/1994
AIM V.I. Value Fund                                           (28.52%)      2.34%      7.60%                   10.97%     05/05/1993
Alliance Growth and Income Portfolio(1)                        (8.41%)     10.94%      13.07%     12.27%
Alliance Premier Growth Portfolio                             (38.72%)     (0.33%)     10.32%                  12.84%     06/26/1992
Alliance Quasar Portfolio                                     (42.30%)     (5.34%)    (3.82%)                 (2.92%)     08/05/1996
Fidelity VIP Equity-Income Portfolio(1)                       (10.89%)      3.50%      7.32%      11.56%
Fidelity VIP Growth Portfolio(1)                              (39.05%)      0.91%      7.16%      11.15%
Fidelity VIP High Income Portfolio(1)                         (27.39%)    (10.31%)    (5.08%)      4.00%
Fidelity VIP II Contrafund(R) Portfolio                       (24.38%)      4.10%      9.24%                   13.64%     01/03/1995
Janus Aspen Aggressive Growth Portfolio                       (63.92%)      1.86%      2.33%                   9.59%      09/13/1993
Janus Aspen Balanced Portfolio                                (12.53%)      9.11%      12.20%                  12.52%     09/13/1993
Janus Aspen Growth Portfolio                                  (45.58%)      0.06%      5.41%                   8.96%      09/13/1993
Janus Aspen Worldwide Growth Portfolio                        (40.84%)      3.39%      8.06%                   12.96%     09/13/1993
MFS(R) Total Return Series                                     (1.05%)      5.55%      8.83%                   11.24%     01/03/1995
Brinson Tactical Allocation Portfolio                         (24.78%)                                        (4.41%)     01/04/1999
Oppenheimer Aggressive Growth Fund/VA(1)                      (57.01%)      7.19%      3.16%      10.64%
Oppenheimer Main Street Growth & Income Fund/VA               (25.97%)      1.89%      5.06%                   11.30%     07/05/1995
Oppenheimer Strategic Bond Fund/VA                             (1.08%)      1.16%      2.76%                   3.79%      05/03/1993
Pilgrim VP Growth Opportunities Portfolio - Class S           (58.76%)                                        (41.71%)    04/30/2000
Pilgrim VP MagnaCap Portfolio - Class S                       (20.50%)                                        (13.18%)    05/01/2000
Pilgrim VP MidCap Opportunities Portfolio - Class S           (55.78%)                                        (40.18%)    04/30/2000
Pilgrim VP SmallCap Opportunities Portfolio - Class S         (49.07%)     20.03%      14.86%                  13.37%     05/06/1994
PPI MFS Capital Opportunities Portfolio                       (45.77%)      2.03%                              2.08%      11/28/1997
Neuberger Berman AMT Growth/PPI MFS Capital Opportunities(3)  (45.77%)      2.02%      6.75%       7.84%
PPI MFS Emerging Equities Portfolio                           (54.12%)     (7.65%)                            (6.44%)     11/28/1997
Alger American Small Cap/PPI MFS Emerging Equities(3)         (54.12%)     (7.65%)    (4.10%)      4.58%
PPI MFS Research Growth Portfolio                             (39.17%)     (0.62%)                            (1.21%)     11/28/1997
American Century VP Capital Appreciation/PPI MFS Research
Growth(3)                                                     (39.17%)     (0.62%)    (3.30%)      2.59%
PPI Scudder International Growth Portfolio                    (31.98%)     (0.27%)                             0.76%      11/28/1997
Scudder VLIF International/PPI Scudder International Growth(3)(31.98%)     (0.27%)     2.69%       5.59%
Prudential Jennison Portfolio                                 (43.09%)                                        (32.24%)    02/10/2000
SP Jennison International Growth Portfolio                                                                    (49.35%)    10/04/2000

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

**   Reflects performance from the fund's inception date.

(1)  These funds have been in operation for more than ten years.

(2) The current yield for the subaccount for the seven-day period ended September 30, 2001 (on an annualized basis) was 1.83%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above. As in the table above, the maximum 7% early withdrawal charge is not reflected.

(3) The fund first listed was replaced with the applicable PPI Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable PPI Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.

                            INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where
(a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or
20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                        SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

                             INDEPENDENT AUDITORS

KPMG LLP, One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103, are the independent auditors for the separate account and for the Company for the year ended December 31, 2000. As of May 3, 2001 Ernst & Young LLP, 225 Asylum Street, Hartford, Connecticut 06103 became the independent auditors for the separate acocunt and for the Company for the year ended December 31, 2001.

VARIABLE ANNUITY ACCOUNT B
Index to Financials for period ended September 30, 2001

                                                    PAGE
                                                    ----
Statement of Assets and Liabilities as of
  September 30, 2001 (unaudited)..................  S-1

Statement of Operations for the Nine Month Period
  Ended
  September 30, 2001 (unaudited)..................  S-10

Statements of Changes in Net Assets for the Nine
  Month Periods
  Ended September 30, 2001 and September 30, 2000
  (unaudited).....................................  S-10

Condensed Financial Information for the Nine Month
  Period
  Ended September 30, 2001 (unaudited)............  S-11

Notes to Financial Statements (unaudited).........  S-24

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2001 (Unaudited)
ASSETS:
Investments, at net asset value: (Note 1)

                                                                            Net
                                         Shares            Cost          Assets
                                         ------            ----          ------
  Aetna Ascent VP                     1,119,360  $   16,274,280  $   13,275,609
  Aetna Balanced VP, Inc.            15,512,562     228,680,690     178,859,835
  Aetna Bond VP                      10,093,091     128,743,098     137,669,764
  Aetna Crossroads VP                 1,424,223      19,231,003      16,549,473
  Aetna GET Fund, Series C              657,954       7,272,119       4,493,827
  Aetna GET Fund, Series D           12,588,070     127,107,304     120,845,469
  Aetna GET Fund, Series E           31,295,483     323,016,403     306,069,825
  Aetna GET Fund, Series G           17,690,950     177,325,294     174,255,855
  Aetna GET Fund, Series H           13,409,359     137,592,301     133,423,127
  Aetna GET Fund, Series I            8,963,730      90,075,082      88,651,289
  Aetna GET Fund, Series J            7,727,575      77,820,273      75,730,237
  Aetna GET Fund, Series K            9,028,098      91,741,058      89,558,731
  Aetna GET Fund, Series L            8,085,723      81,755,035      80,210,368
  Aetna GET Fund, Series M           12,487,366     126,142,235     122,376,189
  Aetna GET Fund, Series N           10,841,555     109,271,955     109,499,705
  Aetna GET Fund, Series P              193,163       1,931,788       1,932,784
  Aetna Growth and Income VP         34,505,605     996,069,232     639,733,917
  Aetna Growth VP                     6,366,440      72,192,983      56,788,641
  Aetna Index Plus Large Cap VP      16,553,981     285,488,557     212,884,197
  Aetna Index Plus Mid Cap VP           649,832       9,189,286       7,707,007
  Aetna Index Plus Small Cap VP         126,262       1,468,499       1,247,468
  Aetna International VP              1,078,164       8,778,252       7,514,806
  Aetna Legacy VP                     1,977,024      24,866,528      22,814,851
  Aetna Money Market VP              22,809,033     299,913,985     302,196,874
  Aetna Small Company VP              3,482,650      57,043,562      49,732,244
  Aetna Technology VP                 2,238,771      11,890,977       7,432,719
  Aetna Value Opportunity VP          1,915,287      28,621,927      23,672,944
  AIM V.I. Funds:
    Capital Appreciation Fund         1,004,616      33,763,351      20,082,280
    Government Securities Fund          691,317       7,987,600       8,240,500
    Growth and Income Fund            2,132,745      62,620,838      37,685,602
    Growth Fund                       1,691,309      47,139,492      25,538,765
    Value Fund                        3,102,803      89,261,886      67,268,769
  Alger American Funds:
    Balanced Portfolio                  299,764       4,256,057       3,714,080
    Income & Growth Portfolio         1,114,218      15,099,888      10,540,505
    Leveraged AllCap Portfolio          347,498      15,864,817       9,643,071
  Alliance Funds:
    Growth and Income Portfolio       1,097,075      25,728,924      21,996,357
    Premier Growth Portfolio            316,324       9,468,479       6,933,822
    Quasar Portfolio                     61,276         647,445         489,594
  American Century VP Funds:
    Balanced Fund                       318,177       2,334,380       1,969,513
    International Fund                  434,985       4,343,024       2,783,906

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2001
(Unaudited) (continued):

                                                                            Net
                                         Shares            Cost          Assets
                                         ------            ----          ------
  Calvert Social Balanced Portfolio   1,088,248  $    2,343,915  $    1,917,493
  Federated Insurance Series:
    American Leaders Fund II          4,475,466      85,090,224      79,260,496
    Equity Income Fund II             1,481,293      19,670,212      17,034,866
    Growth Strategies Fund II         1,250,431      27,076,747      19,469,203
    High Income Bond Fund II          2,858,751      27,421,648      20,954,646
    International Equity Fund II      1,025,465      17,272,441      10,828,907
    Prime Money Fund II               8,702,772       8,702,772       8,702,772
    U.S. Government Securities Fund
      II                              1,065,288      11,577,643      12,218,857
    Utility Fund II                   1,347,640      17,812,047      14,311,933
  Fidelity Variable Insurance
    Products Fund:
    Equity-Income Portfolio           8,556,190     203,118,423     177,968,746
    Growth Portfolio                  5,018,619     234,774,631     144,385,673
    High Income Portfolio             6,028,742      51,925,568      37,559,060
    Overseas Portfolio                  737,117      14,462,462       9,309,788
  Fidelity Variable Insurance
    Products Fund II:
    Asset Manager Portfolio           1,017,153      16,427,653      13,619,679
    Contrafund Portfolio              8,777,215     208,262,004     165,274,950
    Index 500 Portfolio                 802,095     119,602,103      94,294,238
    Investment Grade Bond Portfolio     255,006       3,093,564       3,292,124
  Janus Aspen Series:
    Aggressive Growth Portfolio       6,788,162     266,543,704     131,283,060
    Balanced Portfolio               10,403,339     255,049,012     227,000,863
    Flexible Income Portfolio         1,998,831      22,973,845      23,906,022
    Growth Portfolio                  9,245,434     269,048,393     162,442,273
    Worldwide Growth Portfolio       11,926,642     466,622,895     302,698,172
  MFS Funds:
    Global Government Series            184,243       1,815,051       1,859,016
    Total Return Series               4,801,680      89,080,946      84,653,611
  Mitchell Hutchins Series Trust:
    Growth and Income Portfolio          80,828       1,090,371         854,354
    Small Cap Portfolio                  14,444         228,797         155,710
    Tactical Allocation Portfolio     1,179,242      18,115,632      13,549,496
  Oppenheimer Funds:
    Aggressive Growth Fund/VA         1,015,698      48,770,540      38,037,885
    Global Securities Fund/VA           691,024      19,015,653      13,502,607
    Main Street Growth & Income
      Fund/VA                         3,388,893      75,114,736      59,678,414
    Strategic Bond Fund/VA            6,126,213      28,532,061      27,139,121
  Pilgrim Funds:
    Emerging Markets Fund               189,781       1,357,076         757,226
    Natural Resources Trust             167,471       2,190,837       1,751,750
  Pilgrim Variable Funds:
    Growth Opportunities Portfolio       17,429          97,503          82,613
    Magna Cap Portfolio                  32,986         295,442         273,121
    Mid Cap Opportunities Portfolio      73,110         448,292         359,702
    Small Cap Opportunities
      Portfolio                          44,612         925,055         717,356

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2001
(Unaudited) (continued):

                                                                            Net
                                         Shares            Cost          Assets
                                         ------            ----          ------
  Portfolio Partners, Inc. (PPI):
    PPI MFS Capital Opportunities
      Portfolio                       2,348,605  $  103,472,597  $   53,618,656
    PPI MFS Emerging Equities
      Portfolio                       2,352,846     126,698,323      76,043,971
    PPI MFS Research Growth
      Portfolio                       8,876,763     115,460,280      64,001,465
    PPI Scudder International
      Growth Portfolio                3,117,523      37,640,910      30,177,626
    PPI T. Rowe Price Growth Equity
      Portfolio                       2,009,535     118,911,210      79,657,981
  Prudential Jennison Portfolio           1,938          32,633          30,569
  SP Jennison International Growth
    Portfolio                            23,843         137,374         119,691
                                                 --------------  --------------
NET ASSETS                                       $6,996,323,112  $5,426,770,281
                                                 ==============  ==============

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2001
(Unaudited) (continued):

NET ASSETS REPRESENTED BY:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and
6)

Aetna Ascent VP
    Annuity contracts in accumulation.............  $   12,989,334
    Annuity contracts in payment period...........         286,275
Aetna Balanced VP, Inc.
    Annuity contracts in accumulation.............     145,760,509
    Annuity contracts in payment period...........      33,099,326
Aetna Bond VP
    Annuity contracts in accumulation.............     129,638,086
    Annuity contracts in payment period...........       8,031,678
Aetna Crossroads VP
    Annuity contracts in accumulation.............      15,271,479
    Annuity contracts in payment period...........       1,277,994
Aetna GET Fund, Series C
    Annuity contracts in accumulation.............       4,493,827
Aetna GET Fund, Series D
    Annuity contracts in accumulation.............     120,845,469
Aetna GET Fund, Series E
    Annuity contracts in accumulation.............     306,069,825
Aetna GET Fund, Series G
    Annuity contracts in accumulation.............     174,255,855
Aetna GET Fund, Series H
    Annuity contracts in accumulation.............     133,423,127
Aetna GET Fund, Series I
    Annuity contracts in accumulation.............      88,651,289
Aetna GET Fund, Series J
    Annuity contracts in accumulation.............      75,730,237
Aetna GET Fund, Series K
    Annuity contracts in accumulation.............      89,558,731
Aetna GET Fund, Series L
    Annuity contracts in accumulation.............      80,210,368
Aetna GET Fund, Series M
    Annuity contracts in accumulation.............     122,376,189
Aetna GET Fund, Series N
    Annuity contracts in accumulation.............     109,499,705
Aetna GET Fund, Series P
    Annuity contracts in accumulation.............       1,932,784
Aetna Growth and Income VP
    Annuity contracts in accumulation.............     518,698,423
    Annuity contracts in payment period...........     121,035,494
Aetna Growth VP
    Annuity contracts in accumulation.............      52,357,598
    Annuity contracts in payment period...........       4,431,043
Aetna Index Plus Large Cap VP
    Annuity contracts in accumulation.............     173,665,656
    Annuity contracts in payment period...........      39,218,541

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2001
(Unaudited) (continued):

Aetna Index Plus Mid Cap VP
    Annuity contracts in accumulation.............  $    7,707,007
Aetna Index Plus Small Cap VP
    Annuity contracts in accumulation.............       1,247,468
Aetna International VP
    Annuity contracts in accumulation.............       7,248,508
    Annuity contracts in payment period...........         266,298
Aetna Legacy VP
    Annuity contracts in accumulation.............      19,646,693
    Annuity contracts in payment period...........       3,168,158
Aetna Money Market VP
    Annuity contracts in accumulation.............     290,795,193
    Annuity contracts in payment period...........      11,401,681
Aetna Small Company VP
    Annuity contracts in accumulation.............      46,700,079
    Annuity contracts in payment period...........       3,032,165
Aetna Technology VP
    Annuity contracts in accumulation.............       7,432,719
Aetna Value Opportunity VP
    Annuity contracts in accumulation.............      23,672,944
AIM V.I. Funds:
  Capital Appreciation Fund
    Annuity contracts in accumulation.............      19,456,046
    Annuity contracts in payment period...........         626,234
  Government Securities Fund
    Annuity contracts in accumulation.............       8,240,500
  Growth and Income Fund
    Annuity contracts in accumulation.............      34,499,399
    Annuity contracts in payment period...........       3,186,203
  Growth Fund
    Annuity contracts in accumulation.............      24,581,250
    Annuity contracts in payment period...........         957,515
  Value Fund
    Annuity contracts in accumulation.............      64,501,346
    Annuity contracts in payment period...........       2,767,423
Alger American Funds:
  Balanced Portfolio
    Annuity contracts in accumulation.............       3,714,080
  Income & Growth Portfolio
    Annuity contracts in accumulation.............      10,540,505
  Leveraged AllCap Portfolio
    Annuity contracts in accumulation.............       9,643,071
Alliance Funds:
  Growth and Income Portfolio
    Annuity contracts in accumulation.............      21,996,357
  Premier Growth Portfolio
    Annuity contracts in accumulation.............       6,933,822
  Quasar Portfolio
    Annuity contracts in accumulation.............         489,594

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2001
(Unaudited) (continued):

American Century VP Funds:
  Balanced Fund
    Annuity contracts in accumulation.............  $    1,969,513
  International Fund
    Annuity contracts in accumulation.............       2,783,906
Calvert Social Balanced Portfolio
    Annuity contracts in accumulation.............       1,917,493
Federated Insurance Series:
  American Leaders Fund II
    Annuity contracts in accumulation.............      79,106,835
    Annuity contracts in payment period...........         153,661
  Equity Income Fund II
    Annuity contracts in accumulation.............      16,978,904
    Annuity contracts in payment period...........          55,962
  Growth Strategies Fund II
    Annuity contracts in accumulation.............      19,469,203
  High Income Bond Fund II
    Annuity contracts in accumulation.............      20,931,538
    Annuity contracts in payment period...........          23,108
  International Equity Fund II
    Annuity contracts in accumulation.............      10,781,452
    Annuity contracts in payment period...........          47,455
  Prime Money Fund II
    Annuity contracts in accumulation.............       8,702,772
  U.S. Government Securities Fund II
    Annuity contracts in accumulation.............      12,218,857
  Utility Fund II
    Annuity contracts in accumulation.............      14,267,228
    Annuity contracts in payment period...........          44,705
Fidelity Variable Insurance Products Fund:
  Equity-Income Portfolio
    Annuity contracts in accumulation.............     177,968,746
  Growth Portfolio
    Annuity contracts in accumulation.............     144,385,673
  High Income Portfolio
    Annuity contracts in accumulation.............      36,753,298
    Annuity contracts in payment period...........         805,762
  Overseas Portfolio
    Annuity contracts in accumulation.............       9,309,788
Fidelity Variable Insurance Products Fund II:
  Asset Manager Portfolio
    Annuity contracts in accumulation.............      13,619,679
  Contrafund Portfolio
    Annuity contracts in accumulation.............     165,274,950
  Index 500 Portfolio
    Annuity contracts in accumulation.............      94,294,238
  Investment Grade Bond Portfolio
    Annuity contracts in accumulation.............       3,292,124

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2001
(Unaudited) (continued):

Janus Aspen Series:
  Aggressive Growth Portfolio
    Annuity contracts in accumulation.............  $  131,283,060
  Balanced Portfolio
    Annuity contracts in accumulation.............     227,000,863
  Flexible Income Portfolio
    Annuity contracts in accumulation.............      23,906,022
  Growth Portfolio
    Annuity contracts in accumulation.............     152,928,817
    Annuity contracts in payment period...........       9,513,456
  Worldwide Growth Portfolio
    Annuity contracts in accumulation.............     292,205,767
    Annuity contracts in payment period...........      10,492,405
MFS Funds:
  Global Government Series
    Annuity contracts in accumulation.............       1,859,016
  Total Return Series
    Annuity contracts in accumulation.............      84,653,611
Mitchell Hutchins Series Trust:
  Growth and Income Portfolio
    Annuity contracts in accumulation.............         854,354
  Small Cap Portfolio
    Annuity contracts in accumulation.............         155,710
  Tactical Allocation Portfolio
    Annuity contracts in accumulation.............      13,549,496
Oppenheimer Funds:
  Aggressive Growth Fund/VA
    Annuity contracts in accumulation.............      37,003,507
    Annuity contracts in payment period...........       1,034,378
  Global Securities Fund/VA
    Annuity contracts in accumulation.............      13,502,607
  Main Street Growth & Income Fund/VA
    Annuity contracts in accumulation.............      57,748,821
    Annuity contracts in payment period...........       1,929,593
  Strategic Bond Fund/VA
    Annuity contracts in accumulation.............      26,538,146
    Annuity contracts in payment period...........         600,975
Pilgrim Funds:
  Emerging Markets Fund
    Annuity contracts in accumulation.............         757,226
  Natural Resources Trust
    Annuity contracts in accumulation.............       1,751,750
Pilgrim Variable Funds:
  Growth Opportunities Portfolio
    Annuity contracts in accumulation.............          82,613
  Magna Cap Portfolio
    Annuity contracts in accumulation.............         273,121
  Mid Cap Opportunities Portfolio
    Annuity contracts in accumulation.............         359,702

VARIABLE ANNUITY ACCOUNT B
STATEMENT OF ASSETS AND LIABILITIES - September 30, 2001
(Unaudited) (continued):

  Small Cap Opportunities Portfolio
    Annuity contracts in accumulation.............  $      717,356
Portfolio Partners, Inc. (PPI):
  PPI MFS Capital Opportunities Portfolio
    Annuity contracts in accumulation.............      49,956,075
    Annuity contracts in payment period...........       3,662,581
  PPI MFS Emerging Equities Portfolio
    Annuity contracts in accumulation.............      74,286,655
    Annuity contracts in payment period...........       1,757,316
  PPI MFS Research Growth Portfolio
    Annuity contracts in accumulation.............      64,001,465
  PPI Scudder International Growth Portfolio
    Annuity contracts in accumulation.............      29,365,563
    Annuity contracts in payment period...........         812,063
  PPI T. Rowe Price Growth Equity Portfolio
    Annuity contracts in accumulation.............      78,178,127
    Annuity contracts in payment period...........       1,479,854
Prudential Jennison Portfolio
    Annuity contracts in accumulation.............          30,569
SP Jennison International Growth Portfolio
    Annuity contracts in accumulation.............         119,691
                                                    --------------
                                                    $5,426,770,281
                                                    ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B

STATEMENT OF OPERATIONS (UNAUDITED)

                                                       PERIOD ENDED
                                                    SEPTEMBER 30, 2001
                                                        (UNAUDITED)
                                                    ------------------
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
  Dividends.......................................    $   187,286,424
Expenses: (Notes 2 and 5)
  Valuation period deductions.....................        (58,838,344)
                                                      ---------------
Net investment income.............................    $   128,448,080
                                                      ---------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on sales of investments: (Notes
  1, 4 and 5)
  Proceeds from sales.............................    $ 1,869,054,028
  Cost of investments sold........................     (2,301,674,245)
                                                      ---------------
    Net realized loss on investments..............       (432,620,217)
                                                      ---------------
Net unrealized loss on investments: (Note 5)
  Beginning of period.............................       (650,455,465)
  End of period...................................     (1,569,552,831)
                                                      ---------------
    Net change in unrealized loss on
      investments.................................       (919,097,366)
                                                      ---------------
Net realized and unrealized loss on investments...     (1,351,717,583)
                                                      ---------------
Net decrease in net assets resulting from
  operations......................................    $(1,223,269,503)
                                                      ===============

See Notes to Financial Statements

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                            PERIOD ENDED SEPTEMBER 30,
                                               2001             2000
                                            (UNAUDITED)     (UNAUDITED)
                                            -----------     -----------
FROM OPERATIONS:
Net investment income...................  $   128,448,080  $  308,927,426
Net realized (loss) gain on
  investments...........................     (432,620,217)    259,529,786
Net change in unrealized loss on
  investments...........................     (919,097,366)   (644,053,696)
                                          ---------------  --------------
Net decrease in net assets resulting
  from operations.......................   (1,223,269,503)    (75,596,484)
                                          ---------------  --------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase
  payments..............................      216,006,649     469,743,502
Transfers from the Company for mortality
  guarantee adjustments.................        5,484,431       1,263,034
Transfer from the Company's other
  variable annuity accounts.............      477,993,016     633,690,348
Redemptions by contract holders.........     (350,618,187)   (365,191,937)
Annuity payments........................      (28,050,766)    (30,597,994)
Other...................................        4,959,006       1,990,641
                                          ---------------  --------------
  Net increase in net assets from unit
    transactions (Note 6)...............      325,774,149     710,897,594
                                          ---------------  --------------
Change in net assets....................     (897,495,354)    635,301,110
NET ASSETS:
Beginning of period.....................    6,324,265,635   6,173,851,032
                                          ---------------  --------------
End of period...........................  $ 5,426,770,281  $6,809,152,142
                                          ===============  ==============

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001 (Unaudited)

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
AETNA ASCENT VP:
Non-Qualified V            $ 17.566   $ 14.319            (18.48%)                     75,103.0       $    1,075,400
Non-Qualified V (0.75)       17.996     14.725            (18.18%)                    121,860.8            1,794,400
Non-Qualified VII            17.415     14.179            (18.58%)                    580,363.8            8,228,978
Non-Qualified VIII           15.521     12.652            (18.48%)                    123,532.9            1,562,938
Non-Qualified IX             17.403     14.160            (18.63%)                        782.1               11,074
Non-Qualified X              17.786     14.537            (18.27%)                     21,775.1              316,544
Annuity contracts in
  payment period                                                                                             286,275
----------------------------------------------------------------------------------------------------------------------
AETNA BALANCED VP, INC.:
Non-Qualified V              24.163     21.472            (11.14%)                  1,781,906.0           38,261,085
Non-Qualified V (0.75)       24.755     22.081            (10.80%)                  1,301,170.7           28,731,150
Non-Qualified VI             20.348     18.090            (11.10%)                     24,886.5              450,197
Non-Qualified VII            23.622     20.966            (11.24%)                  1,816,428.1           38,083,231
Non-Qualified VIII           16.759     14.892            (11.14%)                    392,964.1            5,852,022
Non-Qualified IX             23.939     21.233            (11.30%)                     16,099.3              341,836
Non-Qualified X              24.379     21.705            (10.97%)                    347,561.3            7,543,817
Non-Qualified XI             20.530     18.286            (10.93%)                      3,329.7               60,886
Non-Qualified XII            11.741     10.469            (10.83%)                      9,277.0               97,121
Non-Qualified XIII           11.457     10.204            (10.94%)                  1,022,548.9           10,434,089
Non-Qualified XIV            11.372     10.106            (11.13%)                    794,093.8            8,025,112
Non-Qualified XV             11.330     10.057            (11.24%)                    376,991.3            3,791,402
Non-Qualified XVI             9.532      8.457            (11.28%)                    257,419.8            2,176,999
Non-Qualified XVIII           9.520      8.418            (11.58%)                     73,694.0              620,356
Non-Qualified XIX             9.524      8.431            (11.48%)                    153,149.8            1,291,206
Annuity contracts in
  payment period                                                                                          33,099,326
----------------------------------------------------------------------------------------------------------------------
AETNA BOND VP:
Non-Qualified V              15.147     16.252              7.30%                     853,774.9           13,875,550
Non-Qualified V (0.75)       15.519     16.713              7.69%                   1,521,889.8           25,435,344
Non-Qualified VI             13.860     14.877              7.34%                      41,031.8              610,430
Non-Qualified VII            14.811     15.873              7.17%                   2,103,628.7           33,390,898
Non-Qualified VIII           12.640     13.561              7.29%                     532,817.9            7,225,543
Non-Qualified IX             15.007     16.071              7.09%                       8,994.2              144,546
Non-Qualified X              15.229     16.358              7.41%                     361,470.6            5,912,936
Non-Qualified XI             13.934     14.974              7.46%                       5,034.9               75,392
Non-Qualified XII            11.121     11.972              7.65%                         178.4                2,136
Non-Qualified XIII           11.018     11.848              7.53%                   1,278,201.0           15,144,126
Non-Qualified XIV            10.937     11.734              7.29%                   1,305,877.5           15,323,167
Non-Qualified XV             10.896     11.677              7.17%                     481,930.6            5,627,504
Non-Qualified XVI            10.472     11.218              7.12%                     304,822.2            3,419,496
Non-Qualified XVII           62.352     62.898              0.88%           (8)           155.7                9,796
Non-Qualified XVIII          10.459     11.166              6.76%                     120,297.2            1,343,238
Non-Qualified XIX            10.463     11.184              6.89%                     187,588.0            2,097,984
Annuity contracts in
  payment period                                                                                           8,031,678
----------------------------------------------------------------------------------------------------------------------
AETNA CROSSROADS VP:
Non-Qualified V              16.295     14.173            (13.02%)                     98,282.5            1,392,958
Non-Qualified V (0.75        16.694     14.575            (12.69%)                    120,978.9            1,763,268
Non-Qualified VII            16.155     14.034            (13.13%)                    687,303.2            9,645,613
Non-Qualified VIII           14.665     12.755            (13.02%)                    179,804.3            2,293,404
Non-Qualified X              16.499     14.388            (12.79%)                      9,895.0              142,369
Non-Qualified XVII           16.387     14.302            (12.72%)                      2,368.0               33,867
Annuity contracts in
  payment period                                                                                           1,277,994
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES C:
Non-Qualified V              17.424     13.607            (21.91%)                     44,475.3              605,175
Non-Qualified V (0.75)       17.801     13.953            (21.62%)                    269,885.5            3,765,713
Non-Qualified IX             17.263     13.455            (22.06%)                      9,137.0              122,939
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D:
Non-Qualified V              10.188     10.127             (0.60%)                  1,702,339.1           17,239,588
Non-Qualified V (0.75)       10.301     10.279             (0.21%)                  1,189,075.1           12,222,503
Non-Qualified VII            10.150     10.078             (0.71%)                  3,690,333.7           37,191,183

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES D: (continued):
Non-Qualified VIII         $ 10.199   $ 10.138             (0.60%)                  1,743,219.7       $   17,672,762
Non-Qualified IX             10.131     10.052             (0.78%)                        307.4                3,090
Non-Qualified X              10.188     10.127             (0.60%)                    150,224.8            1,521,327
Non-Qualified XII            10.290     10.264             (0.25%)                        791.8                8,127
Non-Qualified XIII           10.258     10.220             (0.37%)                  1,425,457.5           14,568,176
Non-Qualified XIV            10.190     10.129             (0.60%)                  1,587,677.8           16,081,588
Non-Qualified XV             10.156     10.084             (0.71%)                    430,099.7            4,337,125
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES E:
Non-Qualified V              10.139     10.035             (1.03%)                  1,569,862.7           15,753,572
Non-Qualified V (0.75)       10.218     10.150             (0.67%)                    216,804.5            2,200,566
Non-Qualified VII            10.081      9.946             (1.34%)                  3,307,071.1           32,892,129
Non-Qualified VIII           10.105      9.981             (1.23%)                    414,141.0            4,133,541
Non-Qualified X              10.145     10.041             (1.03%)                    113,944.6            1,144,118
Non-Qualified XIII           10.152     10.050             (1.00%)                  9,331,047.1           93,777,023
Non-Qualified XIV            10.105      9.981             (1.23%)                  8,601,795.3           85,854,519
Non-Qualified XV             10.081      9.946             (1.34%)                  7,069,611.6           70,314,357
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES G:
Non-Qualified V               9.914      9.881             (0.33%)                    213,108.3            2,105,723
Non-Qualified V (0.75)        9.978      9.983              0.05%                     176,706.8            1,764,064
Non-Qualified VII             9.866      9.804             (0.63%)                  2,314,863.8           22,694,925
Non-Qualified VIII            9.886      9.834             (0.53%)                    294,260.5            2,893,758
Non-Qualified X               9.920      9.888             (0.32%)                     12,410.3              122,713
Non-Qualified XIII            9.925      9.896             (0.29%)                  4,819,388.7           47,692,671
Non-Qualified XIV             9.886      9.834             (0.53%)                  6,584,178.6           64,748,812
Non-Qualified XV              9.866      9.804             (0.63%)                  3,287,759.0           32,233,189
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES H:
Non-Qualified V              10.069      9.934             (1.34%)                    105,016.7            1,043,236
Non-Qualified V (0.75)       10.121     10.023             (0.97%)                     49,220.8              493,340
Non-Qualified VII            10.031      9.867             (1.63%)                  1,459,329.2           14,399,201
Non-Qualified VIII           10.047      9.893             (1.53%)                    102,700.0            1,016,011
Non-Qualified IX             10.043      9.890             (1.52%)                        480.6                4,753
Non-Qualified X              10.075      9.940             (1.34%)                        989.5                9,836
Non-Qualified XIII           10.079      9.947             (1.31%)                  4,562,993.6           45,388,097
Non-Qualified XIV            10.047      9.893             (1.53%)                  4,843,365.0           47,915,410
Non-Qualified XV             10.031      9.867             (1.63%)                  2,346,533.2           23,153,243
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES I:
Non-Qualified VII             9.850      9.764             (0.87%)                    359,705.3            3,512,163
Non-Qualified VIII            9.862      9.787             (0.76%)                     27,343.3              267,609
Non-Qualified XIII            9.886      9.833             (0.54%)                  2,780,031.9           27,336,054
Non-Qualified XIV             9.862      9.787             (0.76%)                  3,543,582.1           34,681,038
Non-Qualified XV              9.850      9.764             (0.87%)                  2,340,682.6           22,854,425
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES J:
Non-Qualified VII             9.722      9.660             (0.64%)                    219,139.3            2,116,886
Non-Qualified VIII            9.730      9.679             (0.52%)                     36,680.1              355,027
Non-Qualified XIII            9.746      9.717             (0.30%)                  2,176,306.8           21,147,173
Non-Qualified XIV             9.730      9.679             (0.52%)                  3,437,869.8           33,275,142
Non-Qualified XV              9.722      9.660             (0.64%)                  1,949,897.4           18,836,009
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES K:
Non-Qualified VII            10.036      9.756             (2.79%)                     78,297.5              763,870
Non-Qualified VIII           10.040      9.771             (2.68%)                      4,927.4               48,146
Non-Qualified XIII           10.049      9.802             (2.46%)                  1,525,551.5           14,953,456
Non-Qualified XIV            10.040      9.771             (2.68%)                  2,139,867.6           20,908,646
Non-Qualified XV             10.036      9.756             (2.79%)                    944,948.0            9,218,913
Non-Qualified XVI            10.009      9.726             (2.83%)                  1,771,553.5           17,230,129
Non-Qualified XVIII           9.997      9.681             (3.16%)                  1,234,724.7           11,953,370
Non-Qualified XIX            10.001      9.696             (3.05%)                  1,493,626.3           14,482,201
----------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES L:
Non-Qualified VII          $ 10.014   $  9.799             (2.15%)          (1)       115,198.8       $    1,128,833
Non-Qualified VIII           10.051      9.811             (2.39%)          (1)        29,165.1              286,139
Non-Qualified XIII           10.017      9.835             (1.82%)                  1,481,363.7           14,569,212
Non-Qualified XIV            10.016      9.811             (2.05%)                    934,265.8            9,166,082
Non-Qualified XV             10.015      9.799             (2.16%)                    832,960.0            8,162,175
Non-Qualified XVI            10.015      9.795             (2.20%)                  2,126,193.9           20,826,069
Non-Qualified XVIII          10.023      9.759             (2.63%)          (1)     1,095,033.6           10,686,433
Non-Qualified XIX            10.013      9.771             (2.42%)                  1,574,600.9           15,385,425
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES M:
Non-Qualified VII            10.005      9.711             (2.94%)          (2)       209,364.0            2,033,134
Non-Qualified VIII           10.012      9.719             (2.93%)          (2)        19,443.6              188,972
Non-Qualified XIII           10.005      9.735             (2.70%)          (2)     1,599,826.4           15,574,310
Non-Qualified XIV            10.002      9.719             (2.83%)          (2)     1,568,264.1           15,241,959
Non-Qualified XV             10.011      9.711             (3.00%)          (2)       832,301.0            8,082,475
Non-Qualified XVI            10.018      9.708             (3.09%)          (3)     4,046,366.9           39,282,130
Non-Qualified XVIII          10.019      9.684             (3.34%)          (3)     2,016,297.5           19,525,825
Non-Qualified XIX            10.022      9.692             (3.29%)          (3)     2,316,073.5           22,447,384
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES N:
Non-Qualified VII            10.009     10.056              0.47%           (5)       512,153.5            5,150,216
Non-Qualified VIII           10.009     10.061              0.52%           (5)         3,140.1               31,593
Non-Qualified XIII           10.003     10.070              0.67%           (5)     1,315,152.2           13,243,583
Non-Qualified XIV            10.010     10.061              0.51%           (5)     1,023,193.0           10,294,345
Non-Qualified XV             10.006     10.056              0.50%           (6)       598,783.9            6,021,371
Non-Qualified XVI            10.003     10.055              0.52%           (5)     4,165,777.5           41,886,893
Non-Qualified XVIII          10.032     10.042              0.10%           (8)     1,183,133.4           11,881,026
Non-Qualified XIX            10.002     10.046              0.44%           (5)     2,089,456.3           20,990,678
----------------------------------------------------------------------------------------------------------------------
AETNA GET FUND, SERIES P:
Non-Qualified VII             9.997      9.999              0.02%           (8)        76,249.9              762,423
Non-Qualified VIII            9.997     10.000              0.03%           (8)         4,738.7               47,387
Non-Qualified XIII            9.998     10.001              0.03%           (8)        20,217.6              202,196
Non-Qualified XIV             9.998     10.000              0.02%           (8)        45,378.5              453,785
Non-Qualified XV              9.997      9.999              0.02%           (8)         2,570.2               25,699
Non-Qualified XVI             9.997      9.999              0.02%           (8)        21,216.3              212,142
Non-Qualified XVIII           9.996      9.997              0.01%           (8)         4,922.6               49,211
Non-Qualified XIX             9.997      9.997              0.00%           (8)        17,999.5              179,941
----------------------------------------------------------------------------------------------------------------------
AETNA GROWTH AND INCOME VP:
Non-Qualified 1964          272.607    207.593            (23.85%)                        958.7              199,013
Non-Qualified V              25.397     19.340            (23.85%)                  5,593,566.2          108,179,570
Non-Qualified V (0.75)       26.020     19.889            (23.56%)                  8,755,465.8          174,137,459
Non-Qualified VI             23.810     18.140            (23.81%)                  1,335,597.2           24,227,734
Non-Qualified VII            25.247     19.203            (23.94%)                  5,797,873.0          111,336,555
Non-Qualified VIII           16.928     12.890            (23.85%)                  1,093,450.1           14,094,572
Non-Qualified IX             25.162     19.125            (23.99%)                     77,088.4            1,474,315
Non-Qualified X              25.624     19.550            (23.70%)                  2,546,260.0           49,779,383
Non-Qualified XI             24.023     18.336            (23.67%)                     37,186.6              681,854
Non-Qualified XII            10.495      8.019            (23.59%)                     29,974.9              240,369
Non-Qualified XIII           10.140      7.739            (23.68%)                  1,736,681.0           13,440,174
Non-Qualified XIV            10.065      7.664            (23.85%)                  1,796,793.6           13,770,626
Non-Qualified XV             10.028      7.627            (23.94%)                    600,711.9            4,581,630
Non-Qualified XVI             8.973      6.822            (23.97%)                    168,172.2            1,147,271
Non-Qualified XVII          251.601    192.253            (23.59%)                        248.4               47,749
Non-Qualified XVIII           8.962      6.790            (24.24%)                     69,437.3              471,479
Non-Qualified XIX             8.965      6.801            (24.14%)                    130,667.5              888,670
Annuity contracts in
  payment period                                                                                         121,035,494
----------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP:
Non-Qualified V              20.761     13.726            (33.89%)                     10,005.5              137,335
Non-Qualified V (0.75)       21.151     13.881            (34.37%)                    126,238.7            1,752,320
Non-Qualified VII            20.638     14.195            (31.22%)                    673,730.6            9,563,606

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
AETNA GROWTH VP: (continued):
Non-Qualified VIII         $ 20.755   $ 13.782            (33.60%)                  1,009,965.5       $   13,919,344
Non-Qualified IX             20.569     13.876            (32.54%)                    427,241.9            5,928,409
Non-Qualified XII            13.184      8.845            (32.91%)                      6,781.9               59,986
Non-Qualified XIII           12.229      8.195            (32.99%)                  1,280,362.3           10,492,569
Non-Qualified XIV            12.139      8.116            (33.14%)                    930,764.5            7,554,085
Non-Qualified XV             12.094      5.342            (55.83%)                    114,713.0              612,797
Non-Qualified XVI             8.027      8.076              0.61%                     185,538.3            1,498,407
Non-Qualified XVIII           8.017      5.358            (33.17%)                    140,947.9              755,199
Non-Qualified XIX             8.021      5.333            (33.51%)                     15,664.9               83,541
Annuity contracts in
  payment period                                                                                           4,431,043
----------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS LARGE CAP VP:
Non-Qualified V              20.618     16.233            (21.27%)                    322,332.2            5,232,418
Non-Qualified V (0.75)       21.065     16.647            (20.97%)                  1,168,403.7           19,450,416
Non-Qualified VII            20.478     16.103            (21.36%)                  2,310,339.1           37,203,390
Non-Qualified VIII           20.261     15.951            (21.27%)                    788,454.2           12,576,633
Non-Qualified IX             20.427     16.053            (21.41%)                     25,078.6              402,587
Non-Qualified X              18.720     16.303            (12.91%)          (7)         2,505.7               40,850
Non-Qualified XII            12.292      9.710            (21.01%)                     16,328.1              158,546
Non-Qualified XIII           11.839      9.342            (21.09%)                  4,393,373.8           41,042,898
Non-Qualified XIV            11.752      9.252            (21.27%)                  3,608,122.1           33,382,346
Non-Qualified XV             11.709      9.207            (21.37%)                  1,560,213.6           14,364,887
Non-Qualified XVI             9.002      7.076            (21.40%)                    570,155.6            4,034,421
Non-Qualified XVII           20.701     16.354            (21.00%)                        189.4                3,098
Non-Qualified XVIII           8.991      7.043            (21.67%)                    186,079.7            1,310,559
Non-Qualified XIX             8.995      7.054            (21.58%)                    632,635.0            4,462,607
Annuity contracts in
  payment period                                                                                          39,218,541
----------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS MID CAP VP:
Non-Qualified V              14.751     12.631            (14.37%)                    103,795.9            1,311,046
Non-Qualified V (0.75)       14.951     12.850            (14.05%)                    489,326.7            6,287,848
Non-Qualified XII            15.591     12.523            (19.68%)                      5,645.3               70,696
Non-Qualified IX             14.653     13.395             (8.59%)                      2,793.4               37,417
----------------------------------------------------------------------------------------------------------------------
AETNA INDEX PLUS SMALL CAP VP:
Non-Qualified V              10.461      9.039            (13.59%)                     43,754.0              395,492
Non-Qualified V (0.75)       10.602      9.196            (13.26%)                     88,875.5              817,299
Non-Qualified IX             10.391      8.962            (13.75%)                      3,858.3               34,578
Non-Qualified XII            11.423      9.904            (13.30%)                         10.0                   99
----------------------------------------------------------------------------------------------------------------------
AETNA INTERNATIONAL VP:
Non-Qualified V              11.484      7.640            (33.47%)                     18,808.8              143,699
Non-Qualified V (0.75)       11.639      7.773            (33.22%)                     94,117.7              731,577
Non-Qualified VII            11.434      7.599            (33.54%)                    141,611.4            1,076,105
Non-Qualified VIII           11.481      7.638            (33.47%)                     38,442.8              293,626
Non-Qualified XIII           10.824      7.217            (33.32%)                    307,082.6            2,216,215
Non-Qualified XIV            10.744      7.148            (33.47%)                    195,388.8            1,396,639
Non-Qualified XV             10.704      7.113            (33.55%)                     77,953.7              554,485
Non-Qualified XVI             8.741      5.807            (33.57%)                     79,557.6              461,991
Non-Qualified XVIII           8.730      5.780            (33.79%)                      5,964.7               34,476
Non-Qualified XIX             8.734      5.789            (33.72%)                     58,679.4              339,695
Annuity contracts in
  payment period                                                                                             266,298
----------------------------------------------------------------------------------------------------------------------
AETNA LEGACY VP:
Non-Qualified V              15.397     14.333             (6.91%)                     85,156.6            1,220,549
Non-Qualified V (0.75)       15.775     14.740             (6.56%)                     51,934.7              765,517
Non-Qualified VII            15.267     14.195             (7.02%)                    928,105.6           13,174,459
Non-Qualified VIII           14.271     13.284             (6.92%)                    337,712.1            4,486,168
Annuity contracts in
  payment period                                                                                           3,168,158
----------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP:
Non-Qualified V              13.547     13.714              1.23%                       4,686.7               64,273
Non-Qualified V (0.75)       13.879     13.868             (0.08%)                  1,159,774.4           16,083,752

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
AETNA MONEY MARKET VP: (continued):
Non-Qualified VI           $ 13.243   $ 14.262              7.69%                   3,333,770.4       $   47,546,233
Non-Qualified VII            13.392     13.563              1.28%                      60,616.0              822,135
Non-Qualified VIII           12.145     13.693             12.75%                   7,268,247.6           99,524,115
Non-Qualified IX             13.422     12.432             (7.38%)                  1,414,012.7           17,579,006
Non-Qualified X              13.547     13.868              2.37%                     445,908.4            6,183,858
Non-Qualified XI             13.243     13.563              2.42%                       2,249.9               30,516
Non-Qualified XII            11.260     11.566              2.72%                       8,336.3               96,418
Non-Qualified XIII           11.186     11.476              2.59%                   3,281,763.2           37,661,515
Non-Qualified XIV            11.103     11.366              2.37%                   2,756,776.4           31,333,520
Non-Qualified XV             11.062     10.335             (6.57%)                    610,226.5            6,306,691
Non-Qualified XVI            10.143     11.311             11.52%                   1,394,748.1           15,775,996
Non-Qualified XVIII          10.130     10.367              2.34%                     812,203.6            8,420,115
Non-Qualified XIX            10.135     10.319              1.82%                     326,296.2            3,367,050
Annuity contracts in
  payment period                                                                                          11,401,681
----------------------------------------------------------------------------------------------------------------------
AETNA SMALL COMPANY VP:
Non-Qualified V              18.568     16.378            (11.79%)                     45,944.3              752,475
Non-Qualified V (0.75)       18.917     16.749            (11.46%)                    343,327.1            5,750,385
Non-Qualified VII            18.458     16.262            (11.90%)                    943,280.0           15,339,619
Non-Qualified VIII           18.563     16.373            (11.80%)                    297,451.4            4,870,172
Non-Qualified IX             18.396     16.196            (11.96%)                      1,555.4               25,191
Non-Qualified XII            13.077     11.574            (11.49%)                     26,143.3              302,583
Non-Qualified XIII           12.820     11.333            (11.60%)                    791,134.3            8,965,925
Non-Qualified XIV            12.726     11.224            (11.80%)                    503,447.7            5,650,697
Non-Qualified XV             12.679     11.170            (11.90%)                    132,311.9            1,477,924
Non-Qualified XVI             9.234      8.132            (11.93%)                    260,065.8            2,114,855
Non-Qualified XVII           14.029     12.084            (13.86%)          (6)         1,902.0               22,984
Non-Qualified XVIII           9.223      8.094            (12.24%)                     30,252.7              244,865
Non-Qualified XIX             9.226      8.107            (12.13%)                    145,849.8            1,182,404
Annuity contracts in
  payment period                                                                                           3,032,165
----------------------------------------------------------------------------------------------------------------------
AETNA TECHNOLOGY VP:
Non-Qualified V               5.831      3.261            (44.07%)                    173,616.7              566,164
Non-Qualified V (0.75)        5.850      3.285            (43.85%)                    354,084.3            1,163,167
Non-Qualified VII             5.824      3.254            (44.13%)                    400,071.6            1,301,833
Non-Qualified VIII            5.830      3.261            (44.07%)                     53,330.0              173,909
Non-Qualified IX              5.821      3.250            (44.17%)                     13,244.6               43,045
Non-Qualified X               5.841      3.273            (43.97%)                      7,503.8               24,560
Non-Qualified XII             5.848      3.282            (43.88%)                      3,067.3               10,067
Non-Qualified XIII            5.842      3.275            (43.94%)                    536,171.6            1,755,962
Non-Qualified XIV             5.830      3.261            (44.07%)                    367,867.5            1,199,616
Non-Qualified XV              5.824      3.254            (44.13%)                     80,570.4              262,176
Non-Qualified XVI             6.088      3.400            (44.15%)                    113,634.7              386,358
Non-Qualified XVIII           6.080      3.384            (44.34%)                     32,913.7              111,380
Non-Qualified XIX             6.083      3.389            (44.29%)                    128,203.6              434,482
----------------------------------------------------------------------------------------------------------------------
AETNA VALUE OPPORTUNITY VP:
Non-Qualified V              20.602     17.209            (16.47%)                     53,646.8              923,207
Non-Qualified V (0.75)       20.989     17.598            (16.16%)                    293,881.6            5,171,728
Non-Qualified VII            20.480     17.086            (16.57%)                    814,799.1           13,921,657
Non-Qualified VIII           20.596     17.203            (16.47%)                    197,614.5            3,399,562
Non-Qualified IX             20.412     17.017            (16.63%)                      3,806.5               64,775
Non-Qualified XII            14.220     11.917            (16.20%)                     16,112.7              192,015
----------------------------------------------------------------------------------------------------------------------
AIM V.I. FUNDS:
CAPITAL APPRECIATION FUND:
Non-Qualified V              12.101      7.770            (35.79%)                     19,590.5              152,218
Non-Qualified V (0.75)       12.204      7.866            (35.55%)                    109,799.8              863,685
Non-Qualified XIII           12.951      8.334            (35.65%)                    654,506.0            5,454,653
Non-Qualified XIV            12.855      8.254            (35.79%)                    756,260.1            6,242,171
Non-Qualified XV             12.808      8.214            (35.87%)                    440,462.6            3,617,960
Non-Qualified XVI             7.678      4.923            (35.88%)                    231,431.4            1,139,337

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND: (continued):
Non-Qualified XVII         $ 12.316   $  7.936            (35.56%)                        535.5       $        4,250
Non-Qualified XVIII           7.669      4.900            (36.11%)                    165,385.3              810,388
Non-Qualified XIX             7.672      4.907            (36.04%)                    238,716.9            1,171,384
Annuity contracts in
  payment period                                                                                             626,234
----------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND:
Non-Qualified XIII           10.800     11.453              6.05%                     204,551.7            2,342,731
Non-Qualified XIV            10.843     11.404              5.17%           (1)       170,550.9            1,944,962
Non-Qualified XV             10.767     11.380              5.69%                      79,200.9              901,306
Non-Qualified XVI            10.392     10.979              5.65%                     148,965.9            1,635,497
Non-Qualified XVIII          10.379     10.928              5.29%                      53,012.7              579,323
Non-Qualified XIX            10.384     10.945              5.40%                      76,444.1              836,681
----------------------------------------------------------------------------------------------------------------------
GROWTH AND INCOME FUND:
Non-Qualified V               9.887      6.608            (33.16%)                     43,281.3              286,003
Non-Qualified V (0.75)        9.970      6.689            (32.91%)                    114,931.1              768,774
Non-Qualified IX              8.933      6.568            (26.47%)          (4)         2,115.7               13,896
Non-Qualified XII             9.962      6.681            (32.94%)                         21.3                  142
Non-Qualified XIII           12.001      8.039            (33.01%)                  1,171,217.8            9,415,420
Non-Qualified XIV            11.912      7.961            (33.17%)                  1,914,372.8           15,240,322
Non-Qualified XV             11.868      7.923            (33.24%)                    635,744.3            5,037,002
Non-Qualified XVI             8.214      5.481            (33.27%)                    272,304.3            1,492,500
Non-Qualified XVIII           8.204      5.456            (33.50%)                    132,217.4              721,378
Non-Qualified XIX             8.207      5.464            (33.42%)                    278,909.6            1,523,962
Annuity contracts in
  payment period                                                                                           3,186,203
----------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Non-Qualified V               9.477      5.712            (39.73%)                     19,429.3              110,980
Non-Qualified V (0.75)        9.558      5.782            (39.51%)                    143,653.9              830,607
Non-Qualified IX              9.437      5.775            (38.80%)                      2,241.7               12,946
Non-Qualified XII             9.550      6.869            (28.07%)                    969,027.8            6,656,252
Non-Qualified XIII           11.371      5.677            (50.07%)                        306.9                1,742
Non-Qualified XIV            11.288      6.803            (39.73%)                  1,468,690.6            9,991,502
Non-Qualified XV             11.246      6.770            (39.80%)                    509,444.5            3,448,939
Non-Qualified XVI             7.611      4.580            (39.82%)                    259,974.9            1,190,685
Non-Qualified XVIII           7.601      4.558            (40.03%)                    114,851.9              523,495
Non-Qualified XIX             7.604      4.565            (39.97%)                    397,393.6            1,814,102
Annuity contracts in
  payment period                                                                                             957,515
----------------------------------------------------------------------------------------------------------------------
VALUE FUND:
Non-Qualified V               9.699      7.628            (21.35%)                     19,545.4              149,092
Non-Qualified V (0.75)        9.781      7.721            (21.06%)                    188,994.4            1,459,226
Non-Qualified IX              9.203      7.581            (17.62%)          (3)             3.4                   26
Non-Qualified XII             9.773      7.712            (21.09%)                      1,355.3               10,452
Non-Qualified XIII           11.548      9.102            (21.18%)                  2,035,729.5           18,529,210
Non-Qualified XIV            11.463      9.014            (21.36%)                  3,074,396.6           27,712,611
Non-Qualified XV             11.420      8.971            (21.44%)                  1,070,635.4            9,604,670
Non-Qualified XVI             8.804      6.913            (21.48%)                    331,290.5            2,290,211
Non-Qualified XVII            9.981      7.877            (21.08%)                        410.7                3,235
Non-Qualified XVIII           8.793      6.881            (21.74%)                    158,641.9            1,091,615
Non-Qualified XIX             8.796      6.891            (21.66%)                    529,821.2            3,650,998
Annuity contracts in
  payment period                                                                                           2,767,423
----------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
BALANCED PORTFOLIO:
Non-Qualified VII            25.588     23.520             (8.08%)                    157,911.6            3,714,080
----------------------------------------------------------------------------------------------------------------------
INCOME & GROWTH PORTFOLIO:
Non-Qualified VII            30.172     22.893            (24.13%)                    460,424.8           10,540,505
----------------------------------------------------------------------------------------------------------------------
LEVERAGED ALLCAP PORTFOLIO:
Non-Qualified VII            32.379     23.691            (26.83%)                    406,911.7            9,640,146
Non-Qualified VIII           23.765     17.408            (26.75%)                        168.0                2,925
----------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
ALLIANCE FUNDS:
GROWTH AND INCOME PORTFOLIO:
Non-Qualified XIII         $ 10.129   $  9.132             (9.84%)                    609,651.0       $    5,567,333
Non-Qualified XIV            10.108      9.092            (10.05%)                    841,850.1            7,654,101
Non-Qualified XV             10.098      9.073            (10.15%)                    300,142.8            2,723,196
Non-Qualified XVI            10.387      9.329            (10.19%)                    384,724.2            3,589,092
Non-Qualified XVIII          10.374      9.285            (10.50%)                     51,521.5              478,377
Non-Qualified XIX            10.378      9.300            (10.39%)                    213,361.1            1,984,258
----------------------------------------------------------------------------------------------------------------------
PREMIER GROWTH PORTFOLIO:
Non-Qualified XIII            7.620      5.458            (28.37%)                    333,285.3            1,819,071
Non-Qualified XIV             7.605      5.434            (28.55%)                    273,032.4            1,483,658
Non-Qualified XV              7.597      5.422            (28.63%)                     73,748.1              399,862
Non-Qualified XVI             8.198      5.849            (28.65%)                    194,443.5            1,137,300
Non-Qualified XVIII           8.188      5.822            (28.90%)                     77,329.4              450,212
Non-Qualified XIX             8.191      5.831            (28.81%)                    281,893.2            1,643,719
----------------------------------------------------------------------------------------------------------------------
QUASAR PORTFOLIO:
Non-Qualified XIII            9.511      6.576            (30.86%)                     21,950.4              144,346
Non-Qualified XIV             9.491      6.548            (31.01%)                     13,069.5               85,579
Non-Qualified XV              9.482      6.534            (31.09%)                      4,806.7               31,407
Non-Qualified XVI             8.589      5.916            (31.12%)                     14,300.2               84,600
Non-Qualified XVIII           8.579      5.889            (31.36%)                      5,622.7               33,112
Non-Qualified XIX             8.582      5.898            (31.27%)                     18,743.6              110,550
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP FUNDS:
BALANCED FUND:
Non-Qualified VII            18.208     16.324            (10.35%)                    120,651.4            1,969,513
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL FUND:
Non-Qualified VII            21.410     14.572            (31.94%)                    190,879.1            2,781,490
Non-Qualified VIII           19.425     13.236            (31.86%)                        182.5                2,416
----------------------------------------------------------------------------------------------------------------------
CALVERT SOCIAL BALANCED PORTFOLIO:
Non-Qualified V              21.647     18.874            (12.81%)                      7,013.1              132,366
Non-Qualified V (0.75)       22.178     19.410            (12.48%)                     15,130.8              293,689
Non-Qualified VII            12.089     10.528            (12.91%)                     79,736.6              839,467
Non-Qualified VIII           12.146     10.589            (12.82%)                     61,570.6              651,971
----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
AMERICAN LEADERS FUND II:
Non-Qualified VII            24.983     21.785            (12.80%)                  3,625,143.8           78,973,758
Non-Qualified VIII           17.966     15.684            (12.70%)                      8,484.9              133,077
Annuity contracts in
  payment period                                                                                             153,661
----------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND II:
Non-Qualified VII            14.335     11.626            (18.90%)                  1,460,425.3           16,978,904
Annuity contracts in
  payment period                                                                                              55,962
----------------------------------------------------------------------------------------------------------------------
GROWTH STRATEGIES FUND II:
Non-Qualified VII            24.528     16.618            (32.25%)                  1,171,573.2           19,469,203
----------------------------------------------------------------------------------------------------------------------
HIGH INCOME BOND FUND II:
Non-Qualified VII            13.493     12.852             (4.75%)                  1,628,404.6           20,928,256
Non-Qualified VIII           11.464     10.932             (4.64%)                        300.2                3,282
Annuity contracts in
  payment period                                                                                              23,108
----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND II:
Non-Qualified VII            20.476     13.269            (35.20%)                    812,411.3           10,779,886
Non-Qualified VIII           18.870     12.242            (35.12%)                        127.9                1,566
Annuity contracts in
  payment period                                                                                              47,455
----------------------------------------------------------------------------------------------------------------------
PRIME MONEY FUND II:
Non-Qualified VII            12.398     12.660              2.11%                     687,422.7            8,702,772
----------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND II:
Non-Qualified VII            13.528     14.378              6.28%                     849,830.1           12,218,857
----------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
UTILITY FUND II:
Non-Qualified VII          $ 16.802   $ 14.690            (12.57%)                    971,165.8       $   14,266,426
Non-Qualified VIII           13.971     12.229            (12.47%)                         65.6                  802
Annuity contracts in
  payment period                                                                                              44,705
----------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
EQUITY-INCOME PORTFOLIO:
Non-Qualified V              19.565     16.843            (13.91%)                    281,149.0            4,735,393
Non-Qualified V (0.75)       20.045     17.321            (13.59%)                    611,951.5           10,599,612
Non-Qualified VII            23.395     20.116            (14.02%)                  4,793,520.1           96,426,450
Non-Qualified VIII           16.799     14.461            (13.92%)                    890,806.0           12,881,945
Non-Qualified IX             19.384     16.656            (14.07%)                      9,409.6              156,726
Non-Qualified X              19.565     16.843            (13.91%)                      8,448.7              142,301
Non-Qualified XII            11.457      9.896            (13.62%)                      1,803.2               17,844
Non-Qualified XIII           11.210      9.672            (13.72%)                  1,801,440.8           17,423,535
Non-Qualified XIV            11.127      9.579            (13.91%)                  2,386,419.7           22,859,514
Non-Qualified XV             11.086      9.532            (14.02%)                    655,861.3            6,251,670
Non-Qualified XVI            10.654      9.157            (14.05%)                    331,226.3            3,033,039
Non-Qualified XVIII          10.640      9.114            (14.34%)                     61,181.6              557,609
Non-Qualified XIX            10.645      9.129            (14.24%)                    315,818.6            2,883,108
----------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Non-Qualified V              22.858     15.962            (30.17%)                    489,437.3            7,812,398
Non-Qualified V (0.75)       23.418     16.415            (29.90%)                    979,557.0           16,079,428
Non-Qualified VII            31.342     21.861            (30.25%)                  3,319,805.0           72,574,258
Non-Qualified VIII           20.785     14.514            (30.17%)                    795,605.6           11,547,419
Non-Qualified IX             22.646     15.785            (30.30%)                     10,980.9              173,333
Non-Qualified X              22.858     15.962            (30.17%)                     31,192.3              497,892
Non-Qualified XII            14.152      9.916            (29.93%)                      7,133.5               70,736
Non-Qualified XIII           11.154      7.807            (30.01%)                  1,605,585.5           12,534,806
Non-Qualified XIV            11.102      7.752            (30.17%)                  1,548,254.6           12,002,070
Non-Qualified XV             11.076      7.726            (30.25%)                    530,594.1            4,099,370
Non-Qualified XVI             8.554      5.964            (30.28%)                    584,384.3            3,485,268
Non-Qualified XVII           23.250     16.292            (29.93%)                        287.4                4,682
Non-Qualified XVIII           8.543      5.936            (30.52%)                    118,381.9              702,715
Non-Qualified XIX             8.546      5.945            (30.44%)                    471,202.4            2,801,298
----------------------------------------------------------------------------------------------------------------------
HIGH INCOME PORTFOLIO:
Non-Qualified VII            10.735      9.112            (15.12%)                  1,851,183.8           16,867,987
Non-Qualified VIII            9.648      8.199            (15.02%)                    440,465.4            3,611,376
Non-Qualified XIII            7.362      6.271            (14.82%)                    854,358.0            5,357,679
Non-Qualified XIV             7.307      6.210            (15.01%)                  1,008,776.2            6,264,500
Non-Qualified XV              7.280      6.180            (15.11%)                    470,476.2            2,907,543
Non-Qualified XVI             8.470      7.187            (15.15%)                    125,034.0              898,619
Non-Qualified XVIII           8.459      7.153            (15.44%)                     53,756.7              384,522
Non-Qualified XIX             8.463      7.165            (15.34%)                     64,350.6              461,072
Annuity contracts in
  payment period                                                                                             805,762
----------------------------------------------------------------------------------------------------------------------
OVERSEAS PORTFOLIO:
Non-Qualified V              15.514     10.902            (29.73%)                        843.1                9,191
Non-Qualified V (0.75)       15.894     11.025            (30.63%)                     40,404.6              445,461
Non-Qualified VII            17.062     11.338            (33.55%)                    194,437.0            2,204,527
Non-Qualified VIII           14.491     12.111            (16.42%)                    508,257.9            6,155,511
Non-Qualified IX             15.370     10.297            (33.01%)                     48,049.2              494,763
Non-Qualified XII            11.081      7.901            (28.70%)                         42.4                  335
----------------------------------------------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
ASSET MANAGER PORTFOLIO:
Non-Qualified VII            18.456     16.163            (12.42%)                    725,837.8           11,731,716
Non-Qualified VIII           15.387     13.491            (12.32%)                    139,942.4            1,887,963
----------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO:
Non-Qualified V              22.333     18.162            (18.68%)                    349,882.3            6,354,563
Non-Qualified V (0.75)       22.881     18.677            (18.37%)                    704,332.6           13,154,820

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
CONTRAFUND PORTFOLIO: (continued):
Non-Qualified VII          $ 24.674   $ 20.041            (18.78%)                  3,801,058.9       $   76,177,022
Non-Qualified VIII           19.792     16.095            (18.68%)                    621,628.7           10,005,114
Non-Qualified IX             22.126     17.960            (18.83%)                     20,564.1              369,331
Non-Qualified X              22.333     18.162            (18.68%)                     11,129.1              202,127
Non-Qualified XII            12.772     10.422            (18.40%)                      7,887.9               82,208
Non-Qualified XIII           11.993      9.775            (18.49%)                  2,057,423.2           20,111,312
Non-Qualified XIV            11.904      9.681            (18.67%)                  2,556,324.0           24,747,773
Non-Qualified XV             11.860      9.634            (18.77%)                  1,049,360.1           10,109,535
Non-Qualified XVI             9.440      7.665            (18.80%)                    225,398.3            1,727,678
Non-Qualified XVII           25.197     20.562            (18.40%)                      4,890.5              100,558
Non-Qualified XVIII           9.428      7.629            (19.08%)                     60,069.9              458,273
Non-Qualified XIX             9.432      7.641            (18.99%)                    219,164.5            1,674,636
----------------------------------------------------------------------------------------------------------------------
INDEX 500 PORTFOLIO:
Non-Qualified VII            24.151     18.985            (21.39%)                  4,179,540.8           79,348,583
Non-Qualified VIII           20.173     15.876            (21.30%)                    941,399.3           14,945,655
----------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE BOND PORTFOLIO:
Non-Qualified VII            13.317     14.281              7.24%                     230,249.6            3,288,194
Non-Qualified VIII           12.998     13.955              7.36%                         281.6                3,930
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES:
AGGRESSIVE GROWTH PORTFOLIO:
Non-Qualified V              30.628     16.165            (47.22%)                    850,920.1           13,755,123
Non-Qualified V (0.75)       31.380     16.624            (47.02%)                  1,176,762.0           19,562,492
Non-Qualified VII            30.497     16.076            (47.29%)                  2,212,854.1           35,573,842
Non-Qualified VIII           21.226     11.202            (47.23%)                    515,174.1            5,770,980
Non-Qualified IX             30.344     15.985            (47.32%)                     26,906.6              430,102
Non-Qualified X              30.628     16.165            (47.22%)                     35,764.7              578,137
Non-Qualified XII            17.646      9.345            (47.04%)                     21,616.5              202,006
Non-Qualified XIII           16.650      8.807            (47.11%)                  2,645,795.5           23,301,521
Non-Qualified XIV            16.527      8.722            (47.23%)                  2,272,370.8           19,819,618
Non-Qualified XV             16.466      8.680            (47.29%)                    874,003.7            7,586,352
Non-Qualified XVI             6.975      3.675            (47.31%)                    584,472.7            2,147,937
Non-Qualified XVII           36.266     19.207            (47.04%)                      2,629.7               50,509
Non-Qualified XVIII           6.966      3.658            (47.49%)                    230,884.6              844,576
Non-Qualified XIX             6.969      3.664            (47.42%)                    453,019.9            1,659,865
----------------------------------------------------------------------------------------------------------------------
BALANCED PORTFOLIO:
Non-Qualified V              24.030     21.635             (9.97%)                    557,206.1           12,055,155
Non-Qualified V (0.75)       24.619     22.249             (9.63%)                    755,058.7           16,799,301
Non-Qualified VII            26.630     23.947            (10.08%)                  2,701,838.3           64,700,921
Non-Qualified VIII           21.234     19.116             (9.97%)                    765,708.5           14,637,283
Non-Qualified IX             23.807     21.394            (10.14%)                      8,860.6              189,563
Non-Qualified X              24.030     21.635             (9.97%)                     27,720.9              599,741
Non-Qualified XII            14.043     12.687             (9.66%)                      5,022.8               63,724
Non-Qualified XIII           13.308     12.008             (9.77%)                  3,476,889.1           41,750,484
Non-Qualified XIV            13.210     11.892             (9.98%)                  4,047,055.0           48,127,578
Non-Qualified XV             13.161     11.835            (10.08%)                  1,481,637.7           17,535,182
Non-Qualified XVI             9.746      8.760            (10.12%)                    624,263.9            5,468,552
Non-Qualified XVIII           9.734      8.720            (10.42%)                    144,174.5            1,257,202
Non-Qualified XIX             9.738      8.733            (10.32%)                    436,983.5            3,816,177
----------------------------------------------------------------------------------------------------------------------
FLEXIBLE INCOME PORTFOLIO:
Non-Qualified V              16.331     17.370              6.36%                     106,784.5            1,854,846
Non-Qualified V (0.75)       16.731     17.863              6.77%                     311,401.7            5,562,569
Non-Qualified VII            16.170     17.179              6.24%                     774,708.0           13,308,709
Non-Qualified VIII           13.554     14.415              6.35%                     214,076.6            3,085,914
Non-Qualified IX             16.179     17.177              6.17%                       1,336.0               22,949
Non-Qualified X              16.331     17.370              6.36%                       3,109.8               54,017
Non-Qualified XII            10.967     11.705              6.73%                       1,453.9               17,018
----------------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
GROWTH PORTFOLIO:
Non-Qualified V            $ 24.782   $ 16.327            (34.12%)                    461,197.8       $    7,529,977
Non-Qualified V (0.75)       25.390     16.790            (33.87%)                    728,931.8           12,238,765
Non-Qualified VII            29.345     19.310            (34.20%)                  2,429,929.5           46,921,939
Non-Qualified VIII           20.951     13.802            (34.12%)                    498,516.0            6,880,518
Non-Qualified IX             24.552     16.145            (34.24%)                     10,735.7              173,328
Non-Qualified X              24.782     16.327            (34.12%)                     48,309.7              788,752
Non-Qualified XII            13.829      9.142            (33.89%)                     20,146.4              184,178
Non-Qualified XIII           13.203      8.718            (33.97%)                  3,036,104.3           26,468,757
Non-Qualified XIV            13.106      8.634            (34.12%)                  4,049,729.7           34,965,366
Non-Qualified XV             13.057      8.592            (34.20%)                  1,339,738.6           11,511,034
Non-Qualified XVI             8.308      5.465            (34.22%)                    364,573.8            1,992,396
Non-Qualified XVII           27.143     17.944            (33.89%)                        570.2               10,231
Non-Qualified XVIII           8.298      5.439            (34.45%)                    134,521.4              731,662
Non-Qualified XIX             8.301      5.448            (34.37%)                    464,741.9            2,531,914
Annuity contracts in
  payment period                                                                                           9,513,456
----------------------------------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO:
Non-Qualified V              28.839     19.651            (31.86%)                    783,135.8           15,389,402
Non-Qualified V (0.75)       29.545     20.208            (31.60%)                  1,476,983.0           29,846,872
Non-Qualified VII            32.413     22.060            (31.94%)                  5,688,925.2          125,497,689
Non-Qualified VIII           23.476     15.995            (31.87%)                  1,017,318.9           16,272,016
Non-Qualified IX             28.571     19.432            (31.99%)                     30,788.8              598,287
Non-Qualified X              28.839     19.651            (31.86%)                     39,473.1              775,685
Non-Qualified XII            13.899      9.503            (31.63%)                     29,628.5              281,560
Non-Qualified XIII           13.030      8.898            (31.71%)                  4,532,308.8           40,328,484
Non-Qualified XIV            12.934      8.813            (31.86%)                  4,590,937.3           40,459,930
Non-Qualified XV             12.886      8.770            (31.94%)                  1,374,084.7           12,050,723
Non-Qualified XVI             8.570      5.830            (31.97%)                    817,553.0            4,766,334
Non-Qualified XVII           32.317     22.097            (31.62%)                      2,133.4               47,141
Non-Qualified XVIII           8.559      5.803            (32.20%)                    199,181.8            1,155,852
Non-Qualified XIX             8.563      5.812            (32.13%)                    814,830.0            4,735,792
Annuity contracts in
  payment period                                                                                          10,492,405
----------------------------------------------------------------------------------------------------------------------
MFS FUNDS:
GLOBAL GOVERNMENT SERIES:
Non-Qualified VII            10.799     11.193              3.65%                     132,672.7            1,485,005
Non-Qualified VIII           10.875     11.286              3.78%                      33,139.4              374,011
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN SERIES:
Non-Qualified VII            16.782     15.770             (6.03%)                  2,088,500.4           32,935,652
Non-Qualified VIII           16.901     15.900             (5.92%)                    475,578.1            7,561,691
Non-Qualified XIII           11.934     11.253             (5.71%)                    989,330.1           11,132,932
Non-Qualified XIV            11.846     11.145             (5.92%)                  1,628,167.6           18,145,928
Non-Qualified XV             11.803     11.091             (6.03%)                    496,165.7            5,502,974
Non-Qualified XVI            10.763     10.110             (6.07%)                    500,307.3            5,058,107
Non-Qualified XVIII          10.749     10.063             (6.38%)                    136,033.1            1,368,901
Non-Qualified XIX            10.754     10.079             (6.28%)                    292,432.4            2,947,426
----------------------------------------------------------------------------------------------------------------------
MITCHELL HUTCHINS SERIES TRUST:
GROWTH AND INCOME PORTFOLIO:
Non-Qualified XIII           10.338      9.292            (10.12%)                      4,187.5               38,910
Non-Qualified XIV            10.285      9.224            (10.32%)                     82,654.2              762,402
Non-Qualified XV             10.258      9.190            (10.41%)                      4,214.7               38,733
Non-Qualified XVI             9.658      8.751             (9.39%)          (2)         1,635.1               14,309
----------------------------------------------------------------------------------------------------------------------
SMALL CAP PORTFOLIO:
Non-Qualified XIV            13.334     10.340            (22.45%)                     14,667.7              151,664
Non-Qualified XV             13.299     10.302            (22.54%)                        392.7                4,046
----------------------------------------------------------------------------------------------------------------------
TACTICAL ALLOCATION PORTFOLIO:
Non-Qualified XIII           10.326      8.118            (21.38%)                    263,231.0            2,136,909
Non-Qualified XIV            10.273      8.058            (21.56%)                  1,062,013.5            8,557,705
Non-Qualified XV             10.247      8.028            (21.66%)                     99,887.4              801,896

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
TACTICAL ALLOCATION PORTFOLIO: (continued):
Non-Qualified XVI          $  9.567   $  7.493            (21.68%)                    150,640.1       $    1,128,746
Non-Qualified XVIII           9.555      7.458            (21.95%)                     58,491.3              436,228
Non-Qualified XIX             9.559      7.469            (21.86%)                     65,338.3              488,012
----------------------------------------------------------------------------------------------------------------------
OPPENHEIMER FUNDS:
AGGRESSIVE GROWTH FUND/VA:
Non-Qualified VII            21.423     13.399            (37.46%)                    856,280.4           11,473,301
Non-Qualified VIII           21.545     13.491            (37.38%)                    267,950.7            3,614,923
Non-Qualified XIII           14.970      9.396            (37.23%)                    736,950.6            6,924,388
Non-Qualified XIV            14.860      9.305            (37.38%)                    793,805.3            7,386,358
Non-Qualified XV             14.805      9.260            (37.45%)                    256,742.9            2,377,439
Non-Qualified XVI             6.828      4.269            (37.48%)                    581,003.0            2,480,302
Non-Qualified XVIII           6.820      4.249            (37.70%)                    357,429.0            1,518,716
Non-Qualified XIX             6.823      4.256            (37.62%)                    288,552.6            1,228,080
Annuity contracts in
  payment period                                                                                           1,034,378
----------------------------------------------------------------------------------------------------------------------
GLOBAL SECURITIES FUND/VA:
Non-Qualified V              16.275     12.133            (25.45%)                     93,701.7            1,136,883
Non-Qualified V (0.75)       16.495     12.343            (25.17%)                    240,512.8            2,968,649
Non-Qualified VII            21.023     15.654            (25.54%)                    503,444.6            7,880,922
Non-Qualified VIII           21.142     15.761            (25.45%)                     90,234.9            1,422,193
Non-Qualified IX             16.166     12.030            (25.58%)                      4,500.7               54,144
Non-Qualified XII            16.571     12.396            (25.19%)                      3,212.0               39,816
----------------------------------------------------------------------------------------------------------------------
MAIN STREET GROWTH & INCOME FUND/VA:
Non-Qualified VII            14.248     11.746            (17.56%)                  1,895,302.6           22,262,224
Non-Qualified VIII           14.329     11.826            (17.47%)                    614,009.6            7,261,277
Non-Qualified XIII            9.891      8.182            (17.28%)                    839,548.5            6,869,186
Non-Qualified XIV             9.818      8.103            (17.47%)                  1,601,979.8           12,980,842
Non-Qualified XV              9.782      8.064            (17.56%)                    537,631.9            4,335,464
Non-Qualified XVI             8.838      7.283            (17.59%)                    244,505.4            1,780,733
Non-Qualified XVIII           8.827      7.249            (17.88%)                     87,438.4              633,841
Non-Qualified XIX             8.831      7.260            (17.79%)                    223,864.2            1,625,254
Annuity contracts in
  payment period                                                                                           1,929,593
----------------------------------------------------------------------------------------------------------------------
STRATEGIC BOND FUND/VA:
Non-Qualified V              10.185     10.144             (0.40%)                      9,100.5               92,315
Non-Qualified V (0.75)       10.323     10.320             (0.03%)                     16,517.2              170,458
Non-Qualified VII            11.206     11.147             (0.53%)                    779,705.1            8,691,373
Non-Qualified VIII           11.269     11.224             (0.40%)                    236,378.4            2,653,111
Non-Qualified IX             10.117     10.153              0.36%                     543,540.2            5,518,564
Non-Qualified XIII           10.171     10.058             (1.11%)                        152.5                1,534
Non-Qualified XIV            10.096     10.055             (0.41%)                    552,742.3            5,557,824
Non-Qualified XV             10.059     10.007             (0.52%)                    189,679.3            1,898,121
Non-Qualified XVI             9.939      9.884             (0.55%)                    106,969.3            1,057,285
Non-Qualified XVIII           9.927      9.838             (0.90%)                     27,958.0              275,051
Non-Qualified XIX             9.931      9.853             (0.79%)                     63,179.7              622,510
Annuity contracts in
  payment period                                                                                             600,975
----------------------------------------------------------------------------------------------------------------------
PILGRIM FUNDS:
EMERGING MARKETS FUND:
Non-Qualified VII             8.011      5.747            (28.26%)                    131,760.2              757,226
----------------------------------------------------------------------------------------------------------------------
NATURAL RESOURCES TRUST:
Non-Qualified V              14.530     10.208            (29.75%)                     41,259.9              421,181
Non-Qualified V (0.75)       14.886     10.497            (29.48%)                     41,470.9              435,320
Non-Qualified VII            14.354     10.072            (29.83%)                     87,075.8              877,027
Non-Qualified IX             14.395     10.094            (29.88%)                         32.4                  327
Non-Qualified X              14.530     10.208            (29.75%)                      1,753.0               17,895
----------------------------------------------------------------------------------------------------------------------
PILGRIM VARIABLE FUNDS:
GROWTH OPPORTUNITIES PORTFOLIO:
Non-Qualified XIII            9.367      6.922            (26.10%)          (6)         3,954.3               27,372
Non-Qualified XIV            10.031      6.913            (31.08%)          (5)         3,590.6               24,822

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES PORTFOLIO: (continued):
Non-Qualified XV           $ 10.086   $  6.909            (31.50%)          (4)           880.9       $        6,086
Non-Qualified XVI             8.467      6.907            (18.42%)          (7)         3,300.4               22,796
Non-Qualified XIX             9.970      6.898            (30.81%)          (4)           222.8                1,537
----------------------------------------------------------------------------------------------------------------------
MAGNA CAP PORTFOLIO:
Non-Qualified XIII            9.602      8.577            (10.67%)          (5)        20,946.6              179,659
Non-Qualified XIV             9.567      8.566            (10.46%)          (5)         2,862.2               24,518
Non-Qualified XV              9.624      8.560            (11.06%)          (5)           196.4                1,681
Non-Qualified XVI             9.883      8.558            (13.41%)          (4)         7,859.7               67,263
----------------------------------------------------------------------------------------------------------------------
MID CAP OPPORTUNITIES PORTFOLIO:
Non-Qualified XIII           10.181      6.921            (32.02%)          (4)        19,921.4              137,876
Non-Qualified XIV            10.125      6.912            (31.73%)          (4)        12,080.6               83,501
Non-Qualified XV              9.402      6.908            (26.53%)          (5)         2,166.3               14,965
Non-Qualified XVI            10.001      6.906            (30.95%)          (4)         9,028.2               62,349
Non-Qualified XIX             9.630      6.897            (28.38%)          (6)         8,846.0               61,011
----------------------------------------------------------------------------------------------------------------------
SMALL CAP OPPORTUNITIES PORTFOLIO:
Non-Qualified XIII           10.065      7.262            (27.85%)          (4)        53,681.8              389,837
Non-Qualified XIV            10.064      7.253            (27.93%)          (4)        20,243.9              146,829
Non-Qualified XV             11.291      7.248            (35.81%)          (4)         7,012.1               50,824
Non-Qualified XVI            10.136      7.246            (28.51%)          (4)        13,039.7               94,486
Non-Qualified XVIII          10.175      7.232            (28.92%)          (4)         1,226.2                8,868
Non-Qualified XIX             9.638      7.237            (24.91%)          (6)         3,663.4               26,512
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO PARTNERS, INC. (PPI):
PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO:
Non-Qualified V              36.551     22.937            (37.25%)                    310,069.5            7,112,065
Non-Qualified V (0.75)       37.448     23.587            (37.01%)                    224,268.3            5,289,817
Non-Qualified VII            17.303     10.845            (37.32%)                  1,116,505.1           12,108,498
Non-Qualified VIII           17.385     10.909            (37.25%)                    314,906.7            3,435,317
Non-Qualified IX             36.213     22.681            (37.37%)                      3,198.7               72,549
Non-Qualified X              36.551     22.937            (37.25%)                      9,292.5              213,143
Non-Qualified XII            14.714      9.265            (37.03%)                      4,334.4               40,158
Non-Qualified XIII           14.030      8.823            (37.11%)                    852,260.5            7,519,494
Non-Qualified XIV            13.926      8.738            (37.25%)                    935,039.9            8,170,379
Non-Qualified XV             13.875      8.696            (37.33%)                    261,747.1            2,276,153
Non-Qualified XVI             8.801      5.514            (37.35%)                    313,234.9            1,727,177
Non-Qualified XVII           40.304     25.378            (37.03%)                        374.8                9,512
Non-Qualified XVIII           8.790      5.488            (37.57%)                    129,457.5              710,463
Non-Qualified XIX             8.794      5.497            (37.49%)                    231,280.7            1,271,350
Annuity contracts in
  payment period                                                                                           3,662,581
----------------------------------------------------------------------------------------------------------------------
PPI MFS EMERGING EQUITIES PORTFOLIO:
Non-Qualified V              20.426     12.009            (41.21%)                    420,463.6            5,049,347
Non-Qualified V (0.75)       20.927     12.350            (40.99%)                    456,552.4            5,638,422
Non-Qualified VII            19.644     11.536            (41.27%)                  3,720,936.3           42,924,721
Non-Qualified VIII           13.372      7.861            (41.21%)                    537,150.6            4,222,541
Non-Qualified IX             20.236     11.876            (41.31%)                      7,698.8               91,431
Non-Qualified X              20.426     12.009            (41.21%)                     15,456.0              185,611
Non-Qualified XII            11.453      6.757            (41.00%)                      2,148.3               14,516
Non-Qualified XIII           10.933      6.442            (41.08%)                    889,003.6            5,726,961
Non-Qualified XIV            10.853      6.380            (41.21%)                  1,052,857.1            6,717,228
Non-Qualified XV             10.812      6.349            (41.28%)                    322,053.6            2,044,718
Non-Qualified XVI             7.614      4.470            (41.29%)                    128,331.5              573,642
Non-Qualified XVII           20.274     11.961            (41.00%)                        380.3                4,549
Non-Qualified XVIII           7.605      4.449            (41.50%)                     75,551.6              336,129
Non-Qualified XIX             7.608      4.456            (41.43%)                    169,847.2              756,839
Annuity contracts in
  payment period                                                                                           1,757,316
----------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO:
Non-Qualified V              17.889     12.481            (30.23%)                    366,114.6            4,569,476
Non-Qualified V (0.75)       18.328     12.835            (29.97%)                    281,816.3            3,617,112

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

----------------------------------------------------------------------------------------------------------------------
                                  Value
                                Per Unit        Increase (Decrease)                   Units
                                --------            in Value of                    Outstanding           Reserves
                           Beginning   End of      Accumulation                     at End of           at End of
                           of Period   Period          Unit                           Period              Period
----------------------------------------------------------------------------------------------------------------------
PPI MFS RESEARCH GROWTH PORTFOLIO: (continued):
Non-Qualified VI           $ 15.133   $ 10.562            (30.21%)                     21,905.5       $      231,366
Non-Qualified VII            17.659     12.306            (30.31%)                  2,874,930.4           35,378,893
Non-Qualified VIII           12.169      8.489            (30.24%)                    524,055.4            4,448,706
Non-Qualified IX             17.723     12.342            (30.36%)                     12,641.0              156,015
Non-Qualified X              17.889     12.481            (30.23%)                    143,758.6            1,794,251
Non-Qualified XI             15.133     10.562            (30.21%)                      1,303.1               13,763
Non-Qualified XIII           11.755      8.219            (30.08%)                    407,856.8            3,352,175
Non-Qualified XIV            11.668      8.140            (30.24%)                    780,767.9            6,355,451
Non-Qualified XV             11.625      8.101            (30.31%)                    251,074.1            2,033,951
Non-Qualified XVI             8.726      6.078            (30.35%)                    160,345.2              974,578
Non-Qualified XVIII           8.715      6.050            (30.58%)                     49,267.4              298,068
Non-Qualified XIX             8.719      6.060            (30.50%)                    128,326.7              777,660
----------------------------------------------------------------------------------------------------------------------
PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO:
Non-Qualified V              26.160     18.276            (30.14%)                    258,345.1            4,721,515
Non-Qualified V (0.75)       26.801     18.795            (29.87%)                    243,494.2            4,576,473
Non-Qualified VII            14.415     10.059            (30.22%)                    219,953.9            2,212,516
Non-Qualified VIII           14.482     10.117            (30.14%)                     60,546.9              612,553
Non-Qualified IX             25.917     18.073            (30.27%)                      3,711.7               67,081
Non-Qualified X              26.160     18.276            (30.14%)                      2,388.8               43,658
Non-Qualified XIII           11.557      8.092            (29.98%)                    810,913.0            6,561,908
Non-Qualified XIV            11.472      8.014            (30.14%)                    713,324.3            5,716,581
Non-Qualified XV             11.430      7.976            (30.22%)                    396,866.0            3,165,403
Non-Qualified XVI             9.775      6.818            (30.25%)                    169,046.3            1,152,558
Non-Qualified XVIII           9.763      6.787            (30.48%)                     11,520.8               78,192
Non-Qualified XIX             9.767      6.797            (30.41%)                     67,253.9              457,125
Annuity contracts in
  payment period                                                                                             812,063
----------------------------------------------------------------------------------------------------------------------
PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO:
Non-Qualified V              21.643     16.651            (23.07%)                      9,091.3              151,380
Non-Qualified V (0.75)       22.174     16.838            (24.06%)                    213,011.8            3,586,692
Non-Qualified VII            27.438     17.316            (36.89%)                    249,196.4            4,315,085
Non-Qualified VIII           19.893     21.321              7.18%                   3,081,319.7           65,696,817
Non-Qualified IX             21.443     15.476            (27.83%)                    278,301.6            4,306,996
Non-Qualified X              21.643     16.838            (22.20%)                      5,019.1               84,511
Non-Qualified XII            13.138     10.256            (21.94%)                      1,772.5               18,179
Non-Qualified XVII           25.061     19.564            (21.93%)                        943.9               18,467
Annuity contracts in
  payment period                                                                                           1,479,854
----------------------------------------------------------------------------------------------------------------------
PRUDENTIAL JENNISON PORTFOLIO:
Non-Qualified XIII            9.126      7.628            (16.41%)          (6)           363.0                2,769
Non-Qualified XIV             9.208      7.618            (17.27%)          (6)           604.0                4,601
Non-Qualified XV              9.047      7.613            (15.85%)          (6)           437.4                3,330
Non-Qualified XVI             8.978      7.612            (15.21%)          (6)           125.1                  952
Non-Qualified XIX             9.109      7.602            (16.54%)          (6)         2,488.4               18,917
----------------------------------------------------------------------------------------------------------------------
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO:
Non-Qualified XIII            8.107      6.984            (13.85%)          (7)        15,540.2              108,533
Non-Qualified XIV             9.347      6.975            (25.38%)          (5)           122.9                  857
Non-Qualified XVI             8.170      6.969            (14.70%)          (6)           304.1                2,119
Non-Qualified XIX             8.295      6.960            (16.09%)          (6)         1,175.6                8,182
----------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                                 $5,426,770,281
======================================================================================================================

       NON-QUALIFIED 1964         Individual contracts issued from December 1, 1964 to March 14, 1967.

       NON-QUALIFIED V            Certain AetnaPlus contracts issued in connection with Deferred
                                  Compensation Plans issued since August 28, 1992, and certain individual non-qualified contracts.

       NON-QUALIFIED VI           Certain existing contracts that were converted to ACES, an administrative system (previously valued under Non-Qualified I).

VARIABLE ANNUITY ACCOUNT B
CONDENSED FINANCIAL INFORMATION - Period Ended September 30, 2001
(Unaudited) (continued):

       NON-QUALIFIED VII          Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since May 4, 1994.

       NON-QUALIFIED VIII         Certain individual Retirement Annuity contracts issued since May 1,
                                  1998.

       NON-QUALIFIED IX           Group Aetna Plus contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with Deferred Compensation
                                  Plans.

       NON-QUALIFIED X            Group AetnaPlus contracts containing contractual limits on fees, issued in connection with Deferred Compensation Plans and as individual non-qualified contracts, resulting in reduced daily charges for certain funding options effective May 29, 1997.

       NON-QUALIFIED XI           Certain contracts, previously valued under Non-Qualified VI, containing contractual limits on fees, resulting in reduced daily charges for certain funding options effective May 29, 1997.

       NON-QUALIFIED XIII         Certain individual Retirement Annuity contracts issued since October 1,
                                  1998.

       NON-QUALIFIED XIV          Certain individual Retirement Annuity contracts issued since
                                  September 1, 1998.

       NON-QUALIFIED XV           Certain individual Retirement Annuity contracts issued since
                                  September 1, 1998.

       NON-QUALIFIED XVI          Certain individual Retirement Annuity contracts issued since
                                  August 2000.

       NON-QUALIFIED XVII         Group AetnaPlus contracts issued in connection with Deferred
                                  Compensation Plans having contract modifications effective September 1,
                                  1999.

       NON-QUALIFIED XVIII        Certain individual Retirement Annuity contracts issued since
                                  September 2000.

       NON-QUALIFIED XIX          Certain individual Retirement Annuity contracts issued since
                                  August 2000.

       NOTES TO CONDENSED FINANCIAL INFORMATION:

        (1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 2001.
        (2) - Reflects less than a full year of performance activity. Funds were first received in this option during March 2001.
        (3) - Reflects less than a full year of performance activity. Funds were first received in this option during April 2001.
        (4) - Reflects less than a full year of performance activity. Funds were first received in this option during May 2001.
        (5) - Reflects less than a full year of performance activity. Funds were first received in this option during June 2001.
        (6) - Reflects less than a full year of performance activity. Funds were first received in this option during July 2001.
        (7) - Reflects less than a full year of performance activity. Funds were first received in this option during August 2001.
        (8) - Reflects less than a full year of performance activity. Funds were first received in this option during September 2001.

See Notes to Financial Statements

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2001 (Unaudited):
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Variable Annuity Account B (the "Account") is a separate account established by Aetna Life Insurance and Annuity Company (the "Company") registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates. Certain reclassifications have been made to prior year financial information to conform to current year presentation.

   a. VALUATION OF INVESTMENTS
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on September 30, 2001:

   Aetna Ascent VP                           American Century VP Funds:
   Aetna Balanced VP, Inc.                   - Balanced Fund
   Aetna Bond VP                             - International Fund
   Aetna Crossroads VP                       Calvert Social Balanced Portfolio
   Aetna GET Fund, Series C                  Federated Insurance Series:
   Aetna GET Fund, Series D                  - American Leaders Fund II
   Aetna GET Fund, Series E                  - Equity Income Fund II
   Aetna GET Fund, Series G                  - Growth Strategies Fund II
   Aetna GET Fund, Series H                  - High Income Bond Fund II
   Aetna GET Fund, Series I                  - International Equity Fund II
   Aetna GET Fund, Series J                  - Prime Money Fund II
   Aetna GET Fund, Series K                  - U.S. Government Securities Fund II
   Aetna GET Fund, Series L                  - Utility Fund II
   Aetna GET Fund, Series M                  Fidelity Variable Insurance Products Fund:
   Aetna GET Fund, Series N                  - Equity-Income Portfolio
   Aetna GET Fund, Series P                  - Growth Portfolio
   Aetna Growth and Income VP                - High Income Portfolio
   Aetna Growth VP                           - Overseas Portfolio
   Aetna Index Plus Large Cap VP             Fidelity Variable Insurance Products Fund II:
   Aetna Index Plus Mid Cap VP               - Asset Manager Portfolio
   Aetna Index Plus Small Cap VP             - Contrafund Portfolio
   Aetna International VP                    - Index 500 Portfolio
   Aetna Legacy VP                           - Investment Grade Bond Portfolio
   Aetna Money Market VP                     Janus Aspen Series:
   Aetna Small Company VP                    - Aggressive Growth Portfolio
   Aetna Technology VP                       - Balanced Portfolio
   Aetna Value Opportunity VP                - Flexible Income Portfolio
   AIM V.I. Funds:                           - Growth Portfolio
   - Capital Appreciation Fund               - Worldwide Growth Portfolio
   - Government Securities Fund              MFS Funds:
   - Growth and Income Fund                  - Global Government Series
   - Growth Fund                             - Total Return Series
   - Value Fund                              Mitchell Hutchins Series Trust:
   Alger American Funds:                     - Growth and Income Portfolio
   - Balanced Portfolio                      - Small Cap Portfolio
   - Income & Growth Portfolio               - Tactical Allocation Portfolio
   - Leveraged AllCap Portfolio              Oppenheimer Funds:
   Alliance Funds:                           - Aggressive Growth Fund/VA
   - Growth and Income Portfolio             - Global Securities Fund/VA
   - Premier Growth Portfolio                - Main Street Growth & Income Fund/VA
   - Quasar Portfolio                        - Strategic Bond Fund/VA

  VARIABLE ANNUITY ACCOUNT B
   NOTES TO FINANCIAL STATEMENTS - September 30, 2001 (Unaudited) (continued):

   a. VALUATION OF INVESTMENTS (continued)

   Pilgrim Funds:                            Portfolio Partners, Inc. (PPI):
   - Emerging Markets Fund                   - PPI MFS Capital Opportunities Portfolio
   - Natural Resources Trust Fund            - PPI MFS Emerging Equities Portfolio
   Pilgrim Variable Funds:                   - PPI MFS Research Growth Portfolio
   - Growth Opportunities Portfolio          - PPI Scudder International Growth Portfolio
   - Magna Cap Portfolio                     - PPI T. Rowe Price Growth Equity Portfolio
   - Mid Cap Opportunities Portfolio         Prudential Jennison Portfolio
   - Small Cap Opportunities Portfolio       SP Jennison International Growth Portfolio

   b. OTHER

   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

   c. FEDERAL INCOME TAXES

   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.

   d. ANNUITY RESERVES

   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the Progressive Annuity, a49, 1971 Individual Annuity Mortality, 1971 Group Annuity Mortality, 83a, and 1983 Group Annuity Mortality tables using various assumed interest rates not to exceed seven percent. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.

2.  VALUATION PERIOD DEDUCTIONS

   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.

3.  DIVIDEND INCOME

   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain (loss) in the Statement of Operations.

4.  PURCHASES AND SALES OF INVESTMENTS

   The cost of purchases and proceeds from sales of investments other than short-term investments for the period ended September 30, 2001 aggregated $2,323,276,257 and $1,869,054,028, respectively.

                      [This page intentionally left blank]

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2001 (Unaudited and continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS

                                           Valuation       Proceeds         Cost of
 PERIOD ENDED                                Period          from         Investments
 SEPTEMBER 30, 2001          Dividends     Deductions       Sales            Sold
 AETNA ASCENT VP
 Annuity contracts in
   accumulation             $    249,636  $   (148,487) $    1,991,142  $    (2,133,434)
 AETNA BALANCED VP, INC.
 Annuity contracts in
   accumulation                7,963,570    (1,709,762)     17,603,327      (23,225,988)
 AETNA BOND VP
 Annuity contracts in
   accumulation                  145,777    (1,006,780)     13,516,744      (13,132,178)
 AETNA CROSSROADS VP
 Annuity contracts in
   accumulation                  481,864      (184,077)      2,566,576       (2,660,596)
 AETNA GET FUND, SERIES C
 Annuity contracts in
   accumulation                  318,853       (43,334)        183,815         (238,663)
 AETNA GET FUND, SERIES D
 Annuity contracts in
   accumulation                1,801,027    (1,373,781)      9,724,991      (10,048,727)
 AETNA GET FUND, SERIES E
 Annuity contracts in
   accumulation                2,482,472    (4,008,280)     28,907,375      (30,545,102)
 AETNA GET FUND, SERIES G
 Annuity contracts in
   accumulation                  684,964    (2,277,605)     13,762,066      (14,155,939)
 AETNA GET FUND, SERIES H
 Annuity contracts in
   accumulation                  643,089    (1,724,437)      8,776,698       (9,075,168)
 AETNA GET FUND, SERIES I
 Annuity contracts in
   accumulation                  225,593    (1,152,094)      4,897,205       (5,084,437)
 AETNA GET FUND, SERIES J
 Annuity contracts in
   accumulation                  136,636      (986,730)      5,015,249       (5,260,304)
 AETNA GET FUND, SERIES K
 Annuity contracts in
   accumulation                    3,658    (1,315,165)      3,946,318       (4,028,185)
 AETNA GET FUND, SERIES L
 Annuity contracts in
   accumulation                      821      (923,642)      6,206,610       (6,073,868)
 AETNA GET FUND, SERIES M
 Annuity contracts in
   accumulation                        0      (757,527)      2,806,800       (2,834,495)
 AETNA GET FUND, SERIES N
 Annuity contracts in
   accumulation                        0       (94,374)      1,050,823       (1,057,061)
 AETNA GET FUND, SERIES P
 Annuity contracts in
   accumulation                        0          (802)      2,486,132       (2,486,292)
 AETNA GROWTH AND INCOME VP
 Annuity contracts in
   accumulation                   24,937    (6,368,232)    146,159,470     (235,191,330)
 AETNA GROWTH VP
 Annuity contracts in
   accumulation                8,313,560      (574,765)     72,623,004     (102,742,999)
 AETNA INDEX PLUS LARGE CAP VP
 Annuity contracts in
   accumulation                8,020,627    (2,176,516)     80,785,550     (107,932,797)
 --------------------------------------------------------------------------------------

                                                                               Net             Net
                                Net               Net Unrealized            Change in       Increase
                             Realized              Gain (Loss)             Unrealized     (Decrease) in
                            Gain (Loss)   ------------------------------   Gain (Loss)     Net Assets
PERIOD ENDED                    on          Beginning        End of            on        Resulting from
SEPTEMBER 30, 2001          Investments     of Period        Period        Investments     Operations
AETNA ASCENT VP
Annuity contracts in
  accumulation             $   (142,292)  $      88,271  $    (2,998,671) $ (3,086,942)  $    (3,128,085)
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation               (5,622,661)    (26,671,998)     (49,820,855)  (23,148,857)      (22,517,710)
AETNA BOND VP
Annuity contracts in
  accumulation                  384,566         292,798        8,926,666     8,633,868         8,157,431
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                  (94,020)         96,848       (2,681,530)   (2,778,378)       (2,574,611)
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                  (54,848)     (1,291,730)      (2,778,292)   (1,486,562)       (1,265,891)
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                 (323,736)     (5,506,290)      (6,261,835)     (755,545)         (652,035)
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation               (1,637,727)    (16,149,627)     (16,946,578)     (796,951)       (3,960,486)
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                 (393,873)     (4,092,929)      (3,069,439)    1,023,490          (963,024)
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                 (298,470)     (3,459,172)      (4,169,174)     (710,002)       (2,089,820)
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                 (187,232)     (1,839,216)      (1,423,793)      415,423          (698,310)
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                 (245,055)     (2,762,925)      (2,090,036)      672,889          (422,260)
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                  (81,867)       (937,549)      (2,182,327)   (1,244,778)       (2,638,152)
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                  132,742             194       (1,544,667)   (1,544,861)       (2,334,940)
AETNA GET FUND, SERIES M
Annuity contracts in
  accumulation                  (27,695)              0       (3,766,046)   (3,766,046)       (4,551,268)
AETNA GET FUND, SERIES N
Annuity contracts in
  accumulation                   (6,238)              0          227,750       227,750           127,138
AETNA GET FUND, SERIES P
Annuity contracts in
  accumulation                     (160)              0              996           996                34
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation              (89,031,860)   (241,325,047)    (356,335,315) (115,010,268)     (210,385,423)
AETNA GROWTH VP
Annuity contracts in
  accumulation              (30,119,995)    (11,298,783)     (15,404,342)   (4,105,559)      (26,486,759)
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation              (27,147,247)    (37,334,071)     (72,604,360)  (35,270,289)      (56,573,425)
--------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2001 (Unaudited and continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 PERIOD ENDED                                Period          from         Investments
 SEPTEMBER 30, 2001          Dividends     Deductions       Sales            Sold
 AETNA INDEX PLUS MID CAP VP
 Annuity contracts in
   accumulation             $    521,114  $    (48,306) $    1,286,144  $    (1,477,462)
 AETNA INDEX PLUS SMALL CAP VP
 Annuity contracts in
   accumulation                   65,130        (8,259)      1,290,973       (1,255,397)
 AETNA INTERNATIONAL VP
 Annuity contracts in
   accumulation                   10,501       (81,181)     34,221,743      (38,159,783)
 AETNA LEGACY VP
 Annuity contracts in
   accumulation                1,080,182      (244,959)      5,140,304       (5,193,631)
 AETNA MONEY MARKET VP
 Annuity contracts in
   accumulation               11,841,123    (2,438,512)    571,679,792     (574,897,162)
 AETNA SMALL COMPANY VP
 Annuity contracts in
   accumulation                2,133,898      (466,160)     58,951,493      (58,771,240)
 AETNA TECHNOLOGY VP
 Annuity contracts in
   accumulation                        0       (97,652)      9,538,827      (15,101,914)
 AETNA VALUE OPPORTUNITY VP
 Annuity contracts in
   accumulation                1,200,310      (230,122)      5,990,796       (6,414,892)
 AIM V.I. FUNDS:
   CAPITAL APPRECIATION FUND
 Annuity contracts in
   accumulation                        0      (229,291)      4,460,804       (7,004,590)
   GOVERNMENT SECURITIES FUND
 Annuity contracts in
   accumulation                        0       (33,009)      1,067,390       (1,041,535)
   GROWTH AND INCOME FUND
 Annuity contracts in
   accumulation                        0      (432,194)      3,019,585       (4,653,012)
   GROWTH FUND
 Annuity contracts in
   accumulation                        0      (286,430)      3,743,237       (7,049,107)
   VALUE FUND
 Annuity contracts in
   accumulation                        0      (688,446)      8,976,403      (11,977,490)
 ALGER AMERICAN FUNDS:
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                  132,843       (44,565)        888,815         (933,637)
   INCOME & GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                  972,656      (142,355)      2,516,720       (3,019,870)
   LEVERAGED ALLCAP PORTFOLIO
 Annuity contracts in
   accumulation                  426,602      (131,270)      2,195,739       (3,031,291)
 ALLIANCE FUNDS:
   GROWTH AND INCOME PORTFOLIO
 Annuity contracts in
   accumulation                  690,777      (118,402)        315,936         (345,492)
 --------------------------------------------------------------------------------------

                                                                               Net             Net
                                Net               Net Unrealized            Change in       Increase
                             Realized              Gain (Loss)             Unrealized     (Decrease) in
                            Gain (Loss)   ------------------------------   Gain (Loss)     Net Assets
PERIOD ENDED                    on          Beginning        End of            on        Resulting from
SEPTEMBER 30, 2001          Investments     of Period        Period        Investments     Operations
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation             $   (191,318)  $      77,987  $    (1,482,279) $ (1,560,266)  $    (1,278,776)
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                   35,576          69,502         (221,031)     (290,533)         (198,086)
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation               (3,938,040)     (1,854,980)      (1,263,446)      591,534        (3,417,186)
AETNA LEGACY VP
Annuity contracts in
  accumulation                  (53,327)        473,877       (2,051,677)   (2,525,554)       (1,743,658)
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation               (3,217,370)      2,001,969        2,282,889       280,920         6,466,161
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                  180,253       1,228,137       (7,311,318)   (8,539,455)       (6,691,464)
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation               (5,563,087)     (3,777,303)      (4,458,258)     (680,955)       (6,341,694)
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                 (424,096)        383,845       (4,948,983)   (5,332,828)       (4,786,736)
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation               (2,543,786)     (5,765,131)     (13,681,071)   (7,915,940)      (10,689,017)
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                   25,855            (259)         252,900       253,159           246,005
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation               (1,633,427)     (8,539,095)     (24,935,236)  (16,396,141)      (18,461,762)
  GROWTH FUND
Annuity contracts in
  accumulation               (3,305,870)     (9,043,771)     (21,600,727)  (12,556,956)      (16,149,256)
  VALUE FUND
Annuity contracts in
  accumulation               (3,001,087)     (7,734,104)     (21,993,117)  (14,259,013)      (17,948,546)
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                  (44,822)       (159,674)        (541,977)     (382,303)         (338,847)
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                 (503,150)       (550,320)      (4,559,383)   (4,009,063)       (3,681,912)
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                 (835,552)     (2,906,571)      (6,221,746)   (3,315,175)       (3,855,395)
ALLIANCE FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                  (29,556)         34,311       (3,732,567)   (3,766,878)       (3,224,059)
--------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2001 (Unaudited and continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 PERIOD ENDED                                Period          from         Investments
 SEPTEMBER 30, 2001          Dividends     Deductions       Sales            Sold
   PREMIER GROWTH PORTFOLIO
 Annuity contracts in
   accumulation             $    354,185  $    (59,931) $      217,436  $      (282,827)
   QUASAR PORTFOLIO
 Annuity contracts in
   accumulation                   17,973        (4,137)        373,708         (420,630)
 AMERICAN CENTURY VP FUNDS:
   BALANCED FUND
 Annuity contracts in
   accumulation                  147,073       (24,452)        502,901         (550,424)
   INTERNATIONAL FUND
 Annuity contracts in
   accumulation                  390,807       (39,786)        702,461         (938,562)
 CALVERT SOCIAL BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                        0       (20,447)        525,701         (583,217)
 FEDERATED INSURANCE SERIES:
   AMERICAN LEADERS FUND II
 Annuity contracts in
   accumulation                1,917,273    (1,005,328)     13,981,868      (10,305,254)
   EQUITY INCOME FUND II
 Annuity contracts in
   accumulation                  411,071      (221,660)      4,275,162       (4,005,567)
   GROWTH STRATEGIES FUND II
 Annuity contracts in
   accumulation                  459,610      (284,569)      5,699,659       (4,333,825)
   HIGH INCOME BOND FUND II
 Annuity contracts in
   accumulation                2,603,114      (262,759)      5,059,097       (6,586,643)
   INTERNATIONAL EQUITY FUND II
 Annuity contracts in
   accumulation                2,007,286      (163,296)      3,140,683       (2,444,697)
   PRIME MONEY FUND II
 Annuity contracts in
   accumulation                  252,978       (84,859)      4,742,973       (4,742,973)
   U.S. GOVERNMENT SECURITIES FUND II
 Annuity contracts in
   accumulation                  445,726      (118,924)      1,440,546       (1,379,547)
   UTILITY FUND II
 Annuity contracts in
   accumulation                  579,989      (179,105)      3,256,321       (3,199,673)
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
   EQUITY-INCOME PORTFOLIO
 Annuity contracts in
   accumulation               11,925,239    (1,858,607)     36,556,512      (37,715,948)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               13,676,127    (1,758,228)     16,343,474      (23,458,497)
   HIGH INCOME PORTFOLIO
 Annuity contracts in
   accumulation                5,820,989      (443,592)     11,738,213      (14,928,587)
   OVERSEAS PORTFOLIO
 Annuity contracts in
   accumulation                1,702,110      (114,874)      3,822,747       (4,662,809)
 --------------------------------------------------------------------------------------

                                                                               Net             Net
                                Net               Net Unrealized            Change in       Increase
                             Realized              Gain (Loss)             Unrealized     (Decrease) in
                            Gain (Loss)   ------------------------------   Gain (Loss)     Net Assets
PERIOD ENDED                    on          Beginning        End of            on        Resulting from
SEPTEMBER 30, 2001          Investments     of Period        Period        Investments     Operations
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation             $    (65,391)  $    (105,771) $    (2,534,657) $ (2,428,886)  $    (2,200,023)
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                  (46,922)          2,230         (157,851)     (160,081)         (193,167)
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                  (47,523)        (44,225)        (364,867)     (320,642)         (245,544)
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                 (236,101)         23,975       (1,559,118)   (1,583,093)       (1,468,173)
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                  (57,516)       (217,606)        (426,422)     (208,816)         (286,779)
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                3,676,614      10,746,749       (5,829,728)  (16,576,477)      (11,987,918)
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                  269,595       2,132,983       (2,635,346)   (4,768,329)       (4,309,323)
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                1,365,834       4,337,092       (7,607,544)  (11,944,636)      (10,403,761)
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation               (1,527,546)     (4,746,268)      (6,467,002)   (1,720,734)         (907,925)
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                  695,986       2,439,119       (6,443,534)   (8,882,653)       (6,342,677)
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                        0               0                0             0           168,119
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                   60,999         341,857          641,214       299,357           687,158
  UTILITY FUND II
Annuity contracts in
  accumulation                   56,648        (860,370)      (3,500,114)   (2,639,744)       (2,182,212)
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation               (1,159,436)     12,117,982      (25,149,677)  (37,267,659)      (28,360,463)
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation               (7,115,023)    (21,859,750)     (90,388,958)  (68,529,208)      (63,726,332)
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation               (3,190,374)     (5,306,372)     (14,366,508)   (9,060,136)       (6,873,113)
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                 (840,062)       (447,720)      (5,152,674)   (4,704,954)       (3,957,780)
--------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2001 (Unaudited and continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 PERIOD ENDED                                Period          from         Investments
 SEPTEMBER 30, 2001          Dividends     Deductions       Sales            Sold
 FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
   ASSET MANAGER PORTFOLIO
 Annuity contracts in
   accumulation             $    970,762  $   (166,729) $    2,614,888  $    (2,943,689)
   CONTRAFUND PORTFOLIO
 Annuity contracts in
   accumulation                6,961,120    (1,800,253)     28,665,445      (34,686,780)
   INDEX 500 PORTFOLIO
 Annuity contracts in
   accumulation                1,402,323    (1,211,764)     50,683,214      (57,253,388)
   INVESTMENT GRADE BOND PORTFOLIO
 Annuity contracts in
   accumulation                  198,718       (35,975)        701,172         (686,554)
 JANUS ASPEN SERIES:
   AGGRESSIVE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                        0    (1,742,684)     88,708,600     (162,411,564)
   BALANCED PORTFOLIO
 Annuity contracts in
   accumulation                3,119,565    (2,230,382)     16,134,740      (19,021,723)
   FLEXIBLE INCOME PORTFOLIO
 Annuity contracts in
   accumulation                  594,783      (191,143)      4,234,048       (4,066,240)
   GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                  524,572    (2,132,998)     52,052,566      (73,301,291)
   WORLDWIDE GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                  869,615    (3,782,837)    101,458,878     (140,819,392)
 MFS FUNDS:
   GLOBAL GOVERNMENT SERIES
 Annuity contracts in
   accumulation                   63,853       (17,349)        599,580         (572,607)
   TOTAL RETURN SERIES
 Annuity contracts in
   accumulation                4,082,187      (768,073)      3,380,434       (3,387,685)
 MITCHELL HUTCHINS SERIES TRUST:
   GROWTH AND INCOME PORTFOLIO
 Annuity contracts in
   accumulation                  180,934        (9,051)         28,216          (31,857)
   SMALL CAP PORTFOLIO
 Annuity contracts in
   accumulation                        0        (1,838)          8,509          (11,594)
   TACTICAL ALLOCATION PORTFOLIO
 Annuity contracts in
   accumulation                1,066,683      (135,353)        749,266         (885,531)
 OPPENHEIMER FUNDS:
   AGGRESSIVE GROWTH FUND/VA
 Annuity contracts in
   accumulation                7,504,048      (469,000)     44,568,515      (81,139,795)
   GLOBAL SECURITIES FUND/VA
 Annuity contracts in
   accumulation                2,152,426      (144,894)      4,039,553       (4,878,619)
   MAIN STREET GROWTH & INCOME FUND/VA
 Annuity contracts in
   accumulation                  354,611      (644,538)      4,519,968       (5,212,067)
 --------------------------------------------------------------------------------------

                                                                               Net             Net
                                Net               Net Unrealized            Change in       Increase
                             Realized              Gain (Loss)             Unrealized     (Decrease) in
                            Gain (Loss)   ------------------------------   Gain (Loss)     Net Assets
PERIOD ENDED                    on          Beginning        End of            on        Resulting from
SEPTEMBER 30, 2001          Investments     of Period        Period        Investments     Operations
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation             $   (328,801)  $    (266,900) $    (2,807,974) $ (2,541,074)  $    (2,065,842)
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation               (6,021,335)     (4,148,405)     (42,987,054)  (38,838,649)      (39,699,117)
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation               (6,570,174)     (5,006,883)     (25,307,865)  (20,300,982)      (26,680,597)
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                   14,618         135,182          198,560        63,378           240,739
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              (73,702,964)    (87,927,298)    (135,260,644)  (47,333,346)     (122,778,994)
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation               (2,886,983)     (4,667,881)     (28,048,149)  (23,380,268)      (25,378,068)
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                  167,808         221,880          932,177       710,297         1,281,745
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation              (21,248,725)    (39,758,620)    (106,606,120)  (66,847,500)      (89,704,651)
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation              (39,360,514)    (57,305,031)    (163,924,723) (106,619,692)     (148,893,428)
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                   26,973          58,605           43,965       (14,640)           58,837
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                   (7,251)      4,094,999       (4,427,335)   (8,522,334)       (5,215,471)
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                   (3,641)         30,611         (236,017)     (266,628)          (98,386)
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                   (3,085)        (31,643)         (73,087)      (41,444)          (46,367)
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                 (136,265)       (247,834)      (4,566,136)   (4,318,302)       (3,523,237)
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation              (36,571,280)    (17,023,622)     (10,732,655)    6,290,967       (23,245,265)
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                 (839,066)        167,134       (5,513,046)   (5,680,180)       (4,511,714)
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                 (692,099)     (3,884,729)     (15,436,322)  (11,551,593)      (12,533,619)
--------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS -- SEPTEMBER 30, 2001 (Unaudited and continued):
5.  SUPPLEMENTAL INFORMATION TO STATEMENT OF OPERATIONS (continued):

                                           Valuation       Proceeds         Cost of
 PERIOD ENDED                                Period          from         Investments
 SEPTEMBER 30, 2001          Dividends     Deductions       Sales            Sold
   STRATEGIC BOND FUND/VA
 Annuity contracts in
   accumulation             $  1,608,010  $   (248,880) $    2,702,844  $    (2,734,977)
 PILGRIM FUNDS:
   EMERGING MARKETS FUND (1)
 Annuity contracts in
   accumulation                  214,362       (11,045)        203,817         (230,867)
   NATURAL RESOURCES TRUST FUND (2)
 Annuity contracts in
   accumulation                        0       (21,986)        328,942         (387,951)
 PILGRIM VARIABLE FUNDS:
   GROWTH OPPORTUNITIES PORTFOLIO
 Annuity contracts in
   accumulation                        0          (155)         38,988          (40,881)
   MAGNA CAP PORTFOLIO
 Annuity contracts in
   accumulation                       15          (455)            527             (573)
   MID CAP OPPORTUNITIES PORTFOLIO
 Annuity contracts in
   accumulation                        0        (1,086)        147,931         (172,459)
   SMALL CAP OPPORTUNITIES PORTFOLIO
 Annuity contracts in
   accumulation                    2,246        (2,224)        114,403         (142,614)
 PORTFOLIO PARTNERS, INC. (PPI):
   PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
 Annuity contracts in
   accumulation               13,575,938      (670,155)      8,247,258      (13,371,158)
   PPI MFS EMERGING EQUITIES PORTFOLIO
 Annuity contracts in
   accumulation                7,195,393    (1,097,604)     83,026,026     (116,474,681)
   PPI MFS RESEARCH GROWTH PORTFOLIO
 Annuity contracts in
   accumulation               17,141,681      (815,842)      9,462,495      (11,849,235)
   PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                8,604,172      (297,682)     95,494,041     (107,301,604)
   PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
 Annuity contracts in
   accumulation               15,614,636      (993,822)     14,891,946      (18,280,788)
 PRUDENTIAL JENNISON PORTFOLIO
 Annuity contracts in
   accumulation                        0          (172)        362,049         (378,039)
 SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
 Annuity contracts in
   accumulation                        1          (318)        211,111         (223,294)
 TOTAL VARIABLE ANNUITY
   ACCOUNT B                $187,286,424  $(58,838,344) $1,869,054,028  $(2,301,674,245)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust.

                                                                               Net             Net
                                Net               Net Unrealized            Change in       Increase
                             Realized              Gain (Loss)             Unrealized     (Decrease) in
                            Gain (Loss)   ------------------------------   Gain (Loss)     Net Assets
PERIOD ENDED                    on          Beginning        End of            on        Resulting from
SEPTEMBER 30, 2001          Investments     of Period        Period        Investments     Operations
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation             $    (32,133)  $     145,482  $    (1,392,940) $ (1,538,422)  $      (211,425)
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                  (27,050)       (118,440)        (599,850)     (481,410)         (305,143)
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                  (59,009)        240,727         (439,087)     (679,814)         (760,809)
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO
Annuity contracts in
  accumulation                   (1,893)              0          (14,890)      (14,890)          (16,938)
  MAGNA CAP PORTFOLIO
Annuity contracts in
  accumulation                      (46)              0          (22,321)      (22,321)          (22,807)
  MID CAP OPPORTUNITIES PORTFOLIO
Annuity contracts in
  accumulation                  (24,528)              0          (88,590)      (88,590)         (114,204)
  SMALL CAP OPPORTUNITIES PORTFOLIO
Annuity contracts in
  accumulation                  (28,211)              0         (207,699)     (207,699)         (235,888)
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Annuity contracts in
  accumulation               (5,123,900)    (10,163,046)     (49,853,941)  (39,690,895)      (31,909,012)
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation              (33,448,655)    (23,512,406)     (50,654,352)  (27,141,946)      (54,492,812)
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation               (2,386,740)     (8,619,374)     (51,458,815)  (42,839,441)      (28,900,342)
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation              (11,807,563)        680,506       (7,463,284)   (8,143,790)      (11,644,863)
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation               (3,388,842)     (3,849,578)     (39,253,229)  (35,403,651)      (24,171,679)
PRUDENTIAL JENNISON PORTFOLIO
Annuity contracts in
  accumulation                  (15,990)              0           (2,064)       (2,064)          (18,226)
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                  (12,183)              0          (17,683)      (17,683)          (30,183)
TOTAL VARIABLE ANNUITY
  ACCOUNT B                $(432,620,217) $(650,455,465) $(1,569,552,831) $(919,097,366) $(1,223,269,503)

 (1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
 (2) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS

PERIOD ENDED SEPTEMBER 30, 2001
                                                                      Net                Net
                                                      Net          Change in     Increase (Decrease)            Net Assets
                                       Net          Realized       Unrealized       in Net Assets               ----------
                                   Investment     Gain (Loss)     Gain (Loss)         from Unit         Beginning          End
                                  Income (Loss)  on Investments  on Investments     Transactions        of Period       of Period
AETNA ASCENT VP
Annuity contracts in
  accumulation                    $    101,149   $    (142,292)  $  (3,086,942)     $ (1,116,389)     $   17,494,584  $   12,989,334
Annuity contracts in payment
  period                                                                                                      25,499         286,275
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                       6,253,808      (5,622,661)    (23,148,857)        1,609,704         170,506,936     145,760,509
Annuity contracts in payment
  period                                                                                                  29,260,905      33,099,326
AETNA BOND VP
Annuity contracts in
  accumulation                        (861,003)        384,566       8,633,868        30,022,250          93,669,011     129,638,086
Annuity contracts in payment
  period                                                                                                   5,821,072       8,031,678
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         297,787         (94,020)     (2,778,378)       (1,966,104)         19,642,538      15,271,479
Annuity contracts in payment
  period                                                                                                   1,447,650       1,277,994
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                         275,519         (54,848)     (1,486,562)         (138,987)          5,898,705       4,493,827
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                         427,246        (323,736)       (755,545)       (8,278,084)        129,775,588     120,845,469
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                      (1,525,808)     (1,637,727)       (796,951)      (23,802,654)        333,832,965     306,069,825
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                      (1,592,641)       (393,873)      1,023,490       (11,225,753)        186,444,632     174,255,855
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                      (1,081,348)       (298,470)       (710,002)       (6,250,743)        141,763,690     133,423,127
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                        (926,501)       (187,232)        415,423        (3,579,326)         92,928,925      88,651,289
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                        (850,094)       (245,055)        672,889        (3,719,119)         79,871,616      75,730,237
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                      (1,311,507)        (81,867)     (1,244,778)       (1,592,938)         93,789,821      89,558,731
AETNA GET FUND, SERIES L
Annuity contracts in
  accumulation                        (922,821)        132,742      (1,544,861)       81,960,462             584,846      80,210,368
AETNA GET FUND, SERIES M
Annuity contracts in
  accumulation                        (757,527)        (27,695)     (3,766,046)      126,927,457                   0     122,376,189
AETNA GET FUND, SERIES N
Annuity contracts in
  accumulation                         (94,374)         (6,238)        227,750       109,372,567                   0     109,499,705
AETNA GET FUND, SERIES P
Annuity contracts in
  accumulation                            (802)           (160)            996         1,932,750                   0       1,932,784
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                      (6,343,295)    (89,031,860)   (115,010,268)      (78,090,360)        765,261,567     518,698,423
Annuity contracts in payment
  period                                                                                                 162,948,133     121,035,494

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

PERIOD ENDED SEPTEMBER 30, 2001
                                                                 Net               Net
                                                 Net             Change in       Increase (Decrease)      Net Assets
                                  Net            Realized        Unrealized      in Net Assets            ----------
                                  Investment     Gain (Loss)     Gain (Loss)     from Unit            Beginning       End
                                  Income (Loss)  on Investments  on Investments  Transactions         of Period       of Period
AETNA GROWTH VP
Annuity contracts in
  accumulation                    $  7,738,795   $ (30,119,995)  $  (4,105,559)     $ (1,726,777)     $   78,188,522  $   52,357,598
Annuity contracts in payment
  period                                                                                                   6,813,655       4,431,043
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                       5,844,111     (27,147,247)    (35,270,289)        7,662,576         217,699,546     173,665,656
Annuity contracts in payment
  period                                                                                                  44,095,500      39,218,541
AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                         472,808        (191,318)     (1,560,266)        2,252,509           6,733,274       7,707,007
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                          56,871          35,576        (290,533)          347,682           1,097,872       1,247,468
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                         (70,680)     (3,938,040)        591,534         1,224,156           9,382,842       7,248,508
Annuity contracts in payment
  period                                                                                                     324,994         266,298
AETNA LEGACY VP
Annuity contracts in
  accumulation                         835,223         (53,327)     (2,525,554)       (1,632,707)         22,842,539      19,646,693
Annuity contracts in payment
  period                                                                                                   3,348,677       3,168,158
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                       9,402,611      (3,217,370)        280,920        83,922,105         206,567,488     290,795,193
Annuity contracts in payment
  period                                                                                                   5,241,120      11,401,681
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       1,667,738         180,253      (8,539,455)        9,153,306          45,163,536      46,700,079
Annuity contracts in payment
  period                                                                                                   2,106,866       3,032,165
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                         (97,652)     (5,563,087)       (680,955)        3,941,814           9,832,599       7,432,719
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                         970,188        (424,096)     (5,332,828)        8,750,096          19,709,584      23,672,944
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                        (229,291)     (2,543,786)     (7,915,940)        4,784,166          25,248,912      19,456,046
Annuity contracts in payment
  period                                                                                                     738,219         626,234
  GOVERNMENT SECURITIES FUND
Annuity contracts in
  accumulation                         (33,009)         25,855         253,159         7,699,583             294,912       8,240,500
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        (432,194)     (1,633,427)    (16,396,141)        6,324,226          46,632,179      34,499,399
Annuity contracts in payment
  period                                                                                                   3,190,959       3,186,203
  GROWTH FUND
Annuity contracts in
  accumulation                        (286,430)     (3,305,870)    (12,556,956)        4,431,092          36,220,507      24,581,250
Annuity contracts in payment
  period                                                                                                   1,036,422         957,515
  VALUE FUND
Annuity contracts in
  accumulation                        (688,446)     (3,001,087)    (14,259,013)       11,867,321          70,471,041      64,501,346
Annuity contracts in payment
  period                                                                                                   2,878,953       2,767,423

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

PERIOD ENDED SEPTEMBER 30, 2001
                                                                 Net               Net
                                                 Net             Change in       Increase (Decrease)      Net Assets
                                  Net            Realized        Unrealized      in Net Assets            ----------
                                  Investment     Gain (Loss)     Gain (Loss)     from Unit            Beginning       End
                                  Income (Loss)  on Investments  on Investments  Transactions         of Period       of Period
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                    $     88,278   $     (44,822)  $    (382,303)     $   (834,932)     $    4,887,859  $    3,714,080
  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                         830,301        (503,150)     (4,009,063)       (2,363,592)         16,586,009      10,540,505
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                         295,332        (835,552)     (3,315,175)       (2,064,468)         15,562,934       9,643,071
ALLIANCE FUNDS:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                         572,375         (29,556)     (3,766,878)       24,322,699             897,717      21,996,357
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                         294,254         (65,391)     (2,428,886)        6,446,384           2,687,461       6,933,822
  QUASAR PORTFOLIO
Annuity contracts in
  accumulation                          13,836         (46,922)       (160,081)          600,291              82,470         489,594
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                         122,621         (47,523)       (320,642)         (469,426)          2,684,483       1,969,513
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                         351,021        (236,101)     (1,583,093)         (652,595)          4,904,674       2,783,906
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                         (20,447)        (57,516)       (208,816)         (309,460)          2,513,732       1,917,493
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                         911,945       3,676,614     (16,576,477)      (11,337,635)        102,497,426      79,106,835
Annuity contracts in payment
  period                                                                                                      88,623         153,661
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                         189,411         269,595      (4,768,329)       (2,920,058)         24,223,008      16,978,904
Annuity contracts in payment
  period                                                                                                      41,239          55,962
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                         175,041       1,365,834     (11,944,636)       (3,936,223)         33,809,187      19,469,203
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                       2,340,355      (1,527,546)     (1,720,734)       (4,583,605)         26,434,464      20,931,538
Annuity contracts in payment
  period                                                                                                      11,712          23,108
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                       1,843,990         695,986      (8,882,653)       (2,885,742)         20,017,475      10,781,452
Annuity contracts in payment
  period                                                                                                      39,851          47,455
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                         168,119               0               0          (168,772)          8,703,425       8,702,772
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                         326,802          60,999         299,357           398,296          11,133,403      12,218,857

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

PERIOD ENDED SEPTEMBER 30, 2001
                                                                 Net               Net
                                                 Net             Change in       Increase (Decrease)      Net Assets
                                  Net            Realized        Unrealized      in Net Assets            ----------
                                  Investment     Gain (Loss)     Gain (Loss)     from Unit            Beginning       End
                                  Income (Loss)  on Investments  on Investments  Transactions         of Period       of Period
  UTILITY FUND II
Annuity contracts in
  accumulation                    $    400,884   $      56,648   $  (2,639,744)     $ (2,856,445)     $   19,310,088  $   14,267,228
Annuity contracts in payment
  period                                                                                                      40,502          44,705
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                      10,066,632      (1,159,436)    (37,267,659)       18,304,225         188,024,984     177,968,746
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      11,917,899      (7,115,023)    (68,529,208)       (1,497,978)        209,609,983     144,385,673
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                       5,377,397      (3,190,374)     (9,060,136)       (1,079,660)         44,851,961      36,753,298
Annuity contracts in payment
  period                                                                                                     659,872         805,762
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       1,587,236        (840,062)     (4,704,954)       (1,183,647)         14,451,215       9,309,788
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                         804,033        (328,801)     (2,541,074)       (2,135,437)         17,820,958      13,619,679
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                       5,160,867      (6,021,335)    (38,838,649)      (11,989,287)        216,963,354     165,274,950
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                         190,559      (6,570,174)    (20,300,982)      (12,074,194)        133,049,029      94,294,238
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                         162,743          14,618          63,378          (648,581)          3,699,966       3,292,124
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (1,742,684)    (73,702,964)    (47,333,346)      (20,400,006)        274,462,060     131,283,060
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                         889,183      (2,886,983)    (23,380,268)        8,234,712         244,144,219     227,000,863
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                         403,640         167,808         710,297         3,894,724          18,729,553      23,906,022
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (1,608,426)    (21,248,725)    (66,847,500)      (15,506,055)        253,461,282     152,928,817
Annuity contracts in payment
  period                                                                                                  14,191,697       9,513,456
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      (2,913,222)    (39,360,514)   (106,619,692)      (32,271,028)        467,731,442     292,205,767
Annuity contracts in payment
  period                                                                                                  16,131,186      10,492,405
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                          46,504          26,973         (14,640)          262,888           1,537,291       1,859,016
  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                       3,314,114          (7,251)     (8,522,334)       26,470,975          63,398,107      84,653,611

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

PERIOD ENDED SEPTEMBER 30, 2001
                                                                 Net               Net
                                                 Net             Change in       Increase (Decrease)      Net Assets
                                  Net            Realized        Unrealized      in Net Assets            ----------
                                  Investment     Gain (Loss)     Gain (Loss)     from Unit            Beginning       End
                                  Income (Loss)  on Investments  on Investments  Transactions         of Period       of Period
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH AND INCOME PORTFOLIO
Annuity contracts in
  accumulation                    $    171,883   $      (3,641)  $    (266,628)     $      2,502      $      950,238  $      854,354
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                          (1,838)         (3,085)        (41,444)           (6,670)            208,747         155,710
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                         931,330        (136,265)     (4,318,302)        4,563,450          12,509,283      13,549,496
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                       7,035,048     (36,571,280)      6,290,967         4,231,128          55,317,044      37,003,507
Annuity contracts in payment
  period                                                                                                   1,734,978       1,034,378
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                       2,007,532        (839,066)     (5,680,180)          754,747          17,259,574      13,502,607
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                        (289,927)       (692,099)    (11,551,593)        4,559,612          66,668,968      57,748,821
Annuity contracts in payment
  period                                                                                                     983,453       1,929,593
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                       1,359,130         (32,133)     (1,538,422)        4,016,011          22,834,845      26,538,146
Annuity contracts in payment
  period                                                                                                     499,690         600,975
PILGRIM FUNDS:
  EMERGING MARKETS FUND (1)
Annuity contracts in
  accumulation                         203,317         (27,050)       (481,410)         (192,770)          1,255,139         757,226
  NATURAL RESOURCES TRUST FUND (2)
Annuity contracts in
  accumulation                         (21,986)        (59,009)       (679,814)         (287,963)          2,800,522       1,751,750
PILGRIM VARIABLE FUNDS:
  GROWTH OPPORTUNITIES PORTFOLIO
Annuity contracts in
  accumulation                            (155)         (1,893)        (14,890)           99,551                   0          82,613
  MAGNA CAP PORTFOLIO
Annuity contracts in
  accumulation                            (440)            (46)        (22,321)          295,928                   0         273,121
  MID CAP OPPORTUNITIES PORTFOLIO
Annuity contracts in
  accumulation                          (1,086)        (24,528)        (88,590)          473,906                   0         359,702
  SMALL CAP OPPORTUNITIES PORTFOLIO
Annuity contracts in
  accumulation                              22         (28,211)       (207,699)          953,244                   0         717,356
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO
Annuity contracts in
  accumulation                      12,905,783      (5,123,900)    (39,690,895)        7,294,298          74,490,975      49,956,075
Annuity contracts in payment
  period                                                                                                   3,742,395       3,662,581
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                       6,097,789     (33,448,655)    (27,141,946)       (6,147,864)        134,260,645      74,286,655
Annuity contracts in payment
  period                                                                                                   2,424,002       1,757,316

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET
ASSETS (continued):

PERIOD ENDED SEPTEMBER 30, 2001
                                                                 Net               Net
                                                 Net             Change in       Increase (Decrease)      Net Assets
                                  Net            Realized        Unrealized      in Net Assets            ----------
                                  Investment     Gain (Loss)     Gain (Loss)     from Unit            Beginning       End
                                  Income (Loss)  on Investments  on Investments  Transactions         of Period       of Period
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    $ 16,325,839   $  (2,386,740)  $ (42,839,441)     $ (5,008,469)     $   97,910,276  $   64,001,465
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       8,306,490     (11,807,563)     (8,143,790)        3,542,816          37,459,265      29,365,563
Annuity contracts in payment
  period                                                                                                     820,408         812,063
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                      14,620,814      (3,388,842)    (35,403,651)       (9,400,226)        111,737,190      78,178,127
Annuity contracts in payment
  period                                                                                                   1,492,696       1,479,854
PRUDENTIAL JENNISON PORTFOLIO
Annuity contracts in
  accumulation                            (172)        (15,990)         (2,064)           48,795                   0          30,569
SP JENNISON INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                            (317)        (12,183)        (17,683)          149,874                   0         119,691
TOTAL VARIABLE ANNUITY ACCOUNT B  $128,448,080   $(432,620,217)  $(919,097,366)     $325,774,149      $6,324,265,635  $5,426,770,281

(1) - Effective May 1, 2001, Lexington Emerging Markets Fund's name changed to Pilgrim Emerging Markets Fund.
(1) - Effective May 1, 2001, Lexington Natural Resources Trust's name changed to Pilgrim Natural Resources Trust.

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED SEPTEMBER 30, 2000
                                                                       Net               Net
                                                      Net           Change in    Increase (Decrease)            Net Assets
                                       Net          Realized       Unrealized       in Net Assets               ----------
                                   Investment     Gain (Loss)      Gain (Loss)        from Unit         Beginning          End
                                  Income (Loss)  on Investments  on Investments     Transactions        of Period       of Period
AETNA ASCENT VP
Annuity contracts in
  accumulation                    $     37,190    $     56,040   $      463,114      $ (1,839,895)    $   19,981,127  $   18,669,982
Annuity contracts in payment
  period                                                                                                           0          27,594
AETNA BALANCED VP, INC.
Annuity contracts in
  accumulation                       4,892,548       3,053,919       (2,892,579)       (5,222,676)       180,920,898     178,931,246
Annuity contracts in payment
  period                                                                                                  26,077,945      27,898,809
AETNA BOND VP
Annuity contracts in
  accumulation                         380,567      (1,926,827)       5,445,081       (10,000,568)        93,390,139      87,367,041
Annuity contracts in payment
  period                                                                                                   5,662,703       5,584,054
AETNA CROSSROADS VP
Annuity contracts in
  accumulation                         189,633         129,235          193,711        (3,155,646)        23,405,948      20,834,482
Annuity contracts in payment
  period                                                                                                   1,540,450       1,468,849
AETNA GET FUND, SERIES C
Annuity contracts in
  accumulation                         563,898         106,162         (768,047)         (582,986)         7,124,468       6,443,495
AETNA GET FUND, SERIES D
Annuity contracts in
  accumulation                         504,103       1,029,564       (6,556,494)      (33,251,503)       176,632,929     138,358,599
AETNA GET FUND, SERIES E
Annuity contracts in
  accumulation                      (3,609,372)      1,288,798       (7,957,678)      (17,798,603)       381,698,376     353,621,521
AETNA GET FUND, SERIES G
Annuity contracts in
  accumulation                      (2,162,680)        128,151       (3,887,813)      (11,750,675)       211,855,059     194,182,042
AETNA GET FUND, SERIES H
Annuity contracts in
  accumulation                      (1,428,431)        594,810        4,553,687       141,743,399          1,726,955     147,190,420
AETNA GET FUND, SERIES I
Annuity contracts in
  accumulation                        (494,422)        109,769          179,912        96,054,236                  0      95,849,495
AETNA GET FUND, SERIES J
Annuity contracts in
  accumulation                         (56,422)         (1,605)      (1,528,110)       83,179,143                  0      81,593,006
AETNA GET FUND, SERIES K
Annuity contracts in
  accumulation                             (61)              0              381           230,604                  0         230,924
AETNA GROWTH AND INCOME VP
Annuity contracts in
  accumulation                      38,255,813         349,672      (69,005,913)      (96,211,325)       980,638,280     864,230,944
Annuity contracts in payment
  period                                                                                                 192,658,329     182,453,912
AETNA GROWTH VP
Annuity contracts in
  accumulation                         723,146       5,661,629       (2,419,155)       23,408,960         66,260,594      90,687,951
Annuity contracts in payment
  period                                                                                                   4,742,043       7,689,266
AETNA HIGH YIELD VP
Annuity contracts in
  accumulation                            (962)        (25,591)          16,080          (235,209)           245,682               0
AETNA INDEX PLUS LARGE CAP VP
Annuity contracts in
  accumulation                       9,233,360       7,519,384      (21,070,551)       40,398,086        198,210,089     228,910,155
Annuity contracts in payment
  period                                                                                                  40,863,938      46,244,151

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED SEPTEMBER 30, 2000
                                                                       Net               Net
                                                      Net           Change in    Increase (Decrease)            Net Assets
                                       Net          Realized       Unrealized       in Net Assets               ----------
                                   Investment     Gain (Loss)      Gain (Loss)        from Unit         Beginning          End
                                  Income (Loss)  on Investments  on Investments     Transactions        of Period       of Period

AETNA INDEX PLUS MID CAP VP
Annuity contracts in
  accumulation                    $      6,677    $     89,267   $      160,202      $  1,277,964     $      866,762  $    2,400,872
AETNA INDEX PLUS SMALL CAP VP
Annuity contracts in
  accumulation                          (5,383)         90,420          (45,607)          (83,443)           911,313         867,300
AETNA INTERNATIONAL VP
Annuity contracts in
  accumulation                         243,495          41,482       (1,286,701)        6,033,811          4,434,269       9,309,812
Annuity contracts in payment
  period                                                                                                     105,507         262,051
AETNA LEGACY VP
Annuity contracts in
  accumulation                         256,361         137,318          774,185        (3,458,599)        26,597,646      23,909,392
Annuity contracts in payment
  period                                                                                                   2,972,058       3,369,577
AETNA MONEY MARKET VP
Annuity contracts in
  accumulation                       7,195,410         460,454         (131,127)      (25,568,644)       214,710,443     192,827,541
Annuity contracts in payment
  period                                                                                                   1,062,436       4,901,431
AETNA REAL ESTATE SECURITIES VP
Annuity contracts in
  accumulation                         (13,273)        253,382          181,523        (2,361,352)         1,925,817               0
Annuity contracts in payment
  period                                                                                                      13,903               0
AETNA SMALL COMPANY VP
Annuity contracts in
  accumulation                       2,214,447       5,567,759       (4,530,842)       26,108,165         25,125,952      53,033,853
Annuity contracts in payment
  period                                                                                                     463,770       1,915,398
AETNA TECHNOLOGY VP
Annuity contracts in
  accumulation                         (22,334)         85,880         (909,693)       10,898,631                  0      10,052,484
AETNA VALUE OPPORTUNITY VP
Annuity contracts in
  accumulation                       2,316,060         553,758       (1,414,276)       (1,193,951)        16,918,826      17,180,417
AIM V.I. FUNDS:
  CAPITAL APPRECIATION FUND
Annuity contracts in
  accumulation                        (154,815)      2,329,900           (3,877)       14,960,064          9,923,942      26,525,830
Annuity contracts in payment
  period                                                                                                      47,197         576,581
  GROWTH AND INCOME FUND
Annuity contracts in
  accumulation                        (328,477)        531,056          (24,242)       26,777,354         22,700,889      47,689,273
Annuity contracts in payment
  period                                                                                                     789,296       2,756,603
  GROWTH FUND
Annuity contracts in
  accumulation                        (268,707)        517,135         (717,294)       21,270,951         18,608,980      38,769,017
Annuity contracts in payment
  period                                                                                                     322,083         964,131
  VALUE FUND
Annuity contracts in
  accumulation                        (530,731)        729,043       (5,857,216)       35,262,333         40,884,392      68,693,351
Annuity contracts in payment
  period                                                                                                     942,276       2,736,746
ALGER AMERICAN FUNDS:
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                         442,004         421,723         (676,010)         (957,975)         6,213,801       5,443,543

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED SEPTEMBER 30, 2000
                                                                       Net               Net
                                                      Net           Change in    Increase (Decrease)            Net Assets
                                       Net          Realized       Unrealized       in Net Assets               ----------
                                   Investment     Gain (Loss)      Gain (Loss)        from Unit         Beginning          End
                                  Income (Loss)  on Investments  on Investments     Transactions        of Period       of Period

  INCOME & GROWTH PORTFOLIO
Annuity contracts in
  accumulation                    $  3,829,896    $    901,352   $   (3,753,307)     $ (1,580,445)    $   19,087,670  $   18,485,166
  LEVERAGED ALLCAP PORTFOLIO
Annuity contracts in
  accumulation                       1,875,458       2,572,777       (5,410,553)       (3,675,741)        25,112,341      20,474,282
ALLIANCE FUNDS:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                              (4)              0              194            22,257                  0          22,447
  PREMIER GROWTH PORTFOLIO
Annuity contracts in
  accumulation                              (1)              0             (129)            4,191                  0           4,061
AMERICAN CENTURY VP FUNDS:
  BALANCED FUND
Annuity contracts in
  accumulation                         102,555         (11,777)         (65,337)         (546,781)         3,452,367       2,931,027
  INTERNATIONAL FUND
Annuity contracts in
  accumulation                          63,048         616,289       (1,533,593)       (1,250,443)         7,499,031       5,394,332
CALVERT SOCIAL BALANCED PORTFOLIO
Annuity contracts in
  accumulation                         (22,935)        160,520           90,128           (79,859)         2,589,130       2,736,984
FEDERATED INSURANCE SERIES:
  AMERICAN LEADERS FUND II
Annuity contracts in
  accumulation                       3,063,327       6,081,545      (10,247,990)      (18,840,790)       125,105,874     105,133,777
Annuity contracts in payment
  period                                                                                                      61,038          89,227
  EQUITY INCOME FUND II
Annuity contracts in
  accumulation                         (10,522)        999,127         (415,379)         (895,164)        30,384,515      30,022,678
Annuity contracts in payment
  period                                                                                                       8,185          48,084
  GROWTH STRATEGIES FUND II
Annuity contracts in
  accumulation                       2,857,580       5,124,198       (7,819,686)       (1,623,941)        46,677,628      45,215,779
  HIGH INCOME BOND FUND II
Annuity contracts in
  accumulation                       3,117,376        (644,438)      (3,710,590)       (8,254,988)        41,788,490      32,299,890
Annuity contracts in payment
  period                                                                                                      17,816          13,776
  INTERNATIONAL EQUITY FUND II
Annuity contracts in
  accumulation                       4,183,421       2,105,433      (10,616,160)       (1,409,190)        28,925,669      23,144,854
Annuity contracts in payment
  period                                                                                                           0          44,319
  PRIME MONEY FUND II
Annuity contracts in
  accumulation                         264,007               0                0        (1,559,749)         8,657,471       7,361,729
  U.S. GOVERNMENT SECURITIES FUND II
Annuity contracts in
  accumulation                         508,209          54,745           71,146        (2,406,383)        12,814,411      11,042,128
  UTILITY FUND II
Annuity contracts in
  accumulation                         982,952         874,287       (2,291,689)       (3,819,589)        26,498,835      22,256,579
Annuity contracts in payment
  period                                                                                                      59,670          47,887

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED SEPTEMBER 30, 2000
                                                                       Net               Net
                                                      Net           Change in    Increase (Decrease)            Net Assets
                                       Net          Realized       Unrealized       in Net Assets               ----------
                                   Investment     Gain (Loss)      Gain (Loss)        from Unit         Beginning          End
                                  Income (Loss)  on Investments  on Investments     Transactions        of Period       of Period

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
  EQUITY-INCOME PORTFOLIO
Annuity contracts in
  accumulation                    $ 13,172,384    $  6,934,163   $  (15,103,468)     $(18,196,416)    $  191,754,908  $  178,561,571
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      21,079,506       5,273,026      (26,003,173)       29,436,313        208,982,521     238,768,193
  HIGH INCOME PORTFOLIO
Annuity contracts in
  accumulation                       3,438,850      (3,340,365)      (6,462,148)       (4,051,740)        61,938,947      51,489,366
Annuity contracts in payment
  period                                                                                                     755,677         789,855
  OVERSEAS PORTFOLIO
Annuity contracts in
  accumulation                       1,809,808       2,169,997       (6,360,704)       (1,432,220)        20,088,940      16,275,821
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
  ASSET MANAGER PORTFOLIO
Annuity contracts in
  accumulation                       2,015,602           8,141       (2,270,304)       (1,863,826)        21,519,462      19,409,075
  CONTRAFUND PORTFOLIO
Annuity contracts in
  accumulation                      27,519,750       8,454,965      (38,493,939)        3,117,012        234,998,024     235,595,812
  INDEX 500 PORTFOLIO
Annuity contracts in
  accumulation                         716,356      13,524,635      (18,512,810)      (19,382,518)       170,467,635     146,813,298
  INVESTMENT GRADE BOND PORTFOLIO
Annuity contracts in
  accumulation                         240,675         (13,548)         (17,742)         (628,023)         4,120,050       3,701,412
JANUS ASPEN SERIES:
  AGGRESSIVE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      38,060,662      35,231,568      (87,925,866)      132,347,261        274,665,000     392,378,625
  BALANCED PORTFOLIO
Annuity contracts in
  accumulation                      21,731,130       3,075,420      (26,719,705)       59,203,338        185,323,915     242,614,098
  FLEXIBLE INCOME PORTFOLIO
Annuity contracts in
  accumulation                         537,532        (371,257)         223,491        (1,744,067)        19,582,411      18,228,110
  GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      20,950,758      14,098,286      (29,776,628)       87,076,758        213,572,309     299,205,161
Annuity contracts in payment
  period                                                                                                   9,348,397      16,064,719
  WORLDWIDE GROWTH PORTFOLIO
Annuity contracts in
  accumulation                      39,712,592      71,654,422     (138,086,169)       93,899,383        470,413,281     531,750,201
Annuity contracts in payment
  period                                                                                                  11,305,698      17,149,006
LEXINGTON FUNDS:
  EMERGING MARKETS FUND, INC.
Annuity contracts in
  accumulation                         (24,494)         31,056         (703,008)         (333,384)         2,574,027       1,544,197
  NATURAL RESOURCES TRUST FUND
Annuity contracts in
  accumulation                         (15,465)        (56,794)         303,492          (669,409)         3,168,963       2,730,787
MFS FUNDS:
  GLOBAL GOVERNMENT SERIES
Annuity contracts in
  accumulation                          60,025         (21,313)         (35,084)         (213,861)         1,643,414       1,433,181

VARIABLE ANNUITY ACCOUNT B
NOTES TO FINANCIAL STATEMENTS - September 30, 2000 (Unaudited and continued):
6.  SUPPLEMENTAL INFORMATION TO STATEMENTS OF CHANGES IN NET ASSETS (continued):

PERIOD ENDED SEPTEMBER 30, 2000
                                                                       Net               Net
                                                      Net           Change in    Increase (Decrease)            Net Assets
                                       Net          Realized       Unrealized       in Net Assets               ----------
                                   Investment     Gain (Loss)      Gain (Loss)        from Unit         Beginning          End
                                  Income (Loss)  on Investments  on Investments     Transactions        of Period       of Period

  TOTAL RETURN SERIES
Annuity contracts in
  accumulation                    $  1,966,636    $    875,725   $    1,614,498      $  1,077,801     $   50,789,444  $   56,324,104
MITCHELL HUTCHINS SERIES TRUST:
  GROWTH & INCOME PORTFOLIO
Annuity contracts in
  accumulation                          54,967             387          (97,765)          180,617            809,956         948,162
  SMALL CAP PORTFOLIO
Annuity contracts in
  accumulation                           8,864             227           24,862            34,417            172,522         240,892
  TACTICAL ALLOCATION PORTFOLIO
Annuity contracts in
  accumulation                          85,181          (1,597)             (67)        3,234,688          7,364,195      10,682,400
OPPENHEIMER FUNDS:
  AGGRESSIVE GROWTH FUND/VA
Annuity contracts in
  accumulation                       1,121,454      13,003,814       (4,262,867)       26,811,429         29,291,524      65,944,581
Annuity contracts in payment
  period                                                                                                   1,639,824       1,660,597
  GLOBAL SECURITIES FUND/VA
Annuity contracts in
  accumulation                       1,763,659         527,826       (1,642,213)        6,153,093          9,513,748      16,316,113
  MAIN STREET GROWTH & INCOME FUND/VA
Annuity contracts in
  accumulation                       2,645,283         856,923       (3,325,268)       12,763,573         56,214,303      68,270,546
Annuity contracts in payment
  period                                                                                                     151,990       1,036,258
  STRATEGIC BOND FUND/VA
Annuity contracts in
  accumulation                       1,480,470        (265,823)        (830,869)        2,097,835         19,569,256      21,935,140
Annuity contracts in payment
  period                                                                                                     228,810         344,539
PORTFOLIO PARTNERS, INC. (PPI):
  PPI MFS CAPITAL OPPORTUNITIES PORTFOLIO (1)
Annuity contracts in
  accumulation                       9,865,557       4,019,385      (56,889,670)       70,525,469         53,173,898      79,004,110
Annuity contracts in payment
  period                                                                                                   1,763,893       3,454,422
  PPI MFS EMERGING EQUITIES PORTFOLIO
Annuity contracts in
  accumulation                         104,212      28,578,852      (10,779,103)      (25,486,146)       181,712,440     172,687,796
Annuity contracts in payment
  period                                                                                                   1,531,267       2,973,726
  PPI MFS RESEARCH GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       6,829,924       3,555,402        7,095,551        (9,125,226)       102,536,898     110,892,549
  PPI SCUDDER INTERNATIONAL GROWTH PORTFOLIO
Annuity contracts in
  accumulation                       3,622,579      (2,896,272)      (7,903,438)        9,170,205         35,328,550      36,688,539
Annuity contracts in payment
  period                                                                                                     123,723         756,808
  PPI T. ROWE PRICE GROWTH EQUITY PORTFOLIO
Annuity contracts in
  accumulation                       9,179,960       5,906,790       (5,695,288)      (11,118,798)       126,069,747     123,801,146
Annuity contracts in payment
  period                                                                                                     723,814       1,265,079
TOTAL VARIABLE ANNUITY
  ACCOUNT B                       $308,927,426    $259,529,786   $ (644,053,696)     $710,897,594     $6,173,851,032  $6,809,152,142

(1) - Effective May 1, 2000, PPI MFS Value Equity Portfolio's name changed to PPI MFS Capital Opportunities Portfolio.

            AETNA LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES (A wholly owned subsidiary of Aetna Retirement Holdings, Inc.)

                        Consolidated Statements of Income
                                   (Unaudited)
                                   (millions)

                                                         THREE MONTHS ENDED SEPTEMBER 30,        NINE MONTHS ENDED SEPTEMBER 30,
                                                        ------------------------------------------------------------------------
                                                              2001             2000                    2001               2000
                                                              ----             ----                    ----               ----
Revenue:
  Premiums                                                   $22.2             $41.8                  $ 83.1             $117.1
  Charges assessed against policyholders                      92.7             119.9                   290.2              351.0
  Net investment income                                      222.4             231.9                   662.1              681.5
  Net realized capital gains (losses)                         10.0             (11.2)                   30.3              (23.1)
  Other income                                                39.9              44.0                   128.9              117.5
                                                        -----------      ------------            ------------       ------------
Total revenue                                                387.2             426.4                 1,194.6            1,244.0

Benefits and expenses:
  Current and future benefits                                181.8             199.8                   547.2              598.3
  Operating expenses:
      Salaries and related benefits                           48.3              52.3                   135.2              144.0
      Other                                                   43.2              60.1                   151.4              166.4
  Amortization of deferred policy acquisition costs
      and value of business acquired                          30.6              36.8                    89.3               96.4
  Amortization of goodwill                                    14.4                 -                    43.3                  -
                                                        -----------      ------------            ------------       ------------
Total benefits and expenses                                  318.3             349.0                   966.4            1,005.1

                                                        -----------      ------------            ------------       ------------
Income from continuing operations before income taxes         68.9              77.4                   228.2              238.9

  Income taxes                                                27.1              22.7                    94.4               75.9
                                                        -----------      ------------            ------------       ------------

Income from continuing operations                             41.8              54.7                   133.8              163.0
Discontinued operations, net of tax:
  Amortization of deferred gain on sale                          -               1.5                       -                4.7
                                                        -----------      ------------            ------------       ------------

Net income                                                   $41.8            $ 56.2                  $133.8             $167.7
                                                        ===========      ============            ============       ============


See Condensed Notes to Consolidated Financial Statements.

                           Consolidated Balance Sheets
                          (millions, except share data)


                                                                                SEPTEMBER 30,        DECEMBER 31,
ASSETS                                                                              2001                 2000
------                                                                              ----                 ----
                                                                                 (UNAUDITED)
Investments:
  Debt securities available for sale, at fair value
    (amortized cost:  $12,712.8 and $11,120.0)                                       $13,126.3            $11,244.7
Equity securities, at fair value:
    Nonredeemable preferred stock (cost: $28.5 and  $109.0)                               23.5                100.7
    Investment in affiliated mutual funds (cost:  $23.5 and $9.6)                         24.8                 12.7
    Common stock (cost:  $6.9 and $2.2)                                                    4.7                  3.5
  Short-term investments                                                                  20.7                109.4
  Mortgage loans                                                                         192.9                  4.6
  Policy loans                                                                           334.7                339.3
  Other investments                                                                       15.4                 13.4
  Securities pledged to creditors (amortized cost: $812.8 and $126.8)                    822.3                129.0
                                                                               ----------------     ----------------
Total investments                                                                     14,565.3             11,957.3

  Cash and cash equivalents                                                               40.2                796.3
  Short-term investments under securities loan agreement                                 851.4                131.8
  Accrued investment income                                                              179.7                147.2
  Premiums due and other receivables                                                     175.6                 82.9
  Reinsurance recoverable                                                              2,989.7              3,005.8
  Current income taxes                                                                       -                 40.6
  Deferred policy acquisition costs                                                       97.5                 12.3
  Value of business acquired                                                           1,776.4              1,780.9
  Goodwill                                                                             2,265.7              2,297.4
  Other assets                                                                           161.3                154.7
  Separate Accounts assets                                                            30,668.7             36,745.8
                                                                               ----------------     ----------------

Total assets                                                                         $53,771.5            $57,153.0
                                                                               ================     ================

LIABILITIES AND SHAREHOLDER'S EQUITY

Liabilities:
  Future policy benefits                                                              $3,995.1            $ 3,977.7
  Unpaid claims and claim expenses                                                        25.0                 29.6
  Policyholders' funds left with the Company                                          12,006.6             11,125.6
                                                                               ----------------     ----------------
Total insurance reserve liabilities                                                   16,026.7             15,132.9
  Payables under securities loan agreement                                               851.4                131.8
  Current income taxes                                                                    76.8                    -
  Deferred income taxes                                                                  263.6                248.0
  Other liabilities                                                                    1,363.8                549.9
  Separate Accounts liabilities                                                       30,668.7             36,745.8
                                                                               ----------------     ----------------
Total liabilities                                                                     49,251.0             52,808.4
                                                                               ----------------     ----------------

Shareholder's equity:
  Common stock, par value $50 (100,000 shares
   authorized; 55,000 shares issued and outstanding)                                       2.8                  2.8
  Paid-in capital                                                                      4,303.8              4,303.8
  Accumulated other comprehensive gain                                                    67.5                 25.4
  Retained earnings                                                                      146.4                 12.6
                                                                               ----------------     ----------------
Total shareholder's equity                                                             4,520.5              4,344.6
                                                                               ----------------     ----------------

Total liabilities and shareholder's equity                                           $53,771.5            $57,153.0
                                                                               ================     ================

           Consolidated Statements of Changes in Shareholder's Equity
                                   (Unaudited)
                                   (millions)


                                                                   NINE MONTHS ENDED SEPTEMBER 30,
                                                                  --------------------------------
                                                                        2001               2000
                                                                        ----               ----
Shareholder's equity, beginning of period                             $4,344.6            $1,385.7

Comprehensive income:
   Net income                                                            133.8               167.7
   Other comprehensive income, net of tax:
      Unrealized gains on securities ($64.8, $46.6
      pretax) (1)                                                         42.1                30.3
                                                                  -------------      --------------
Total comprehensive income                                               175.9               198.0
                                                                  -------------      --------------

Other changes                                                                -                 0.9

Common stock dividends                                                       -               (10.1)
                                                                  -------------      --------------

Shareholder's equity, end of period                                   $4,520.5            $1,574.5
                                                                  =============      ==============


(1) Net of reclassification adjustments.



See Condensed Notes to Consolidated Financial Statements.

                      Consolidated Statements of Cash Flows
                                   (Unaudited)
                                   (millions)


                                                                                    NINE MONTHS ENDED SEPTEMBER 30,
                                                                              ----------------------------------------
                                                                                           2001                  2000
                                                                                           ----                  ----
Cash Flows from Operating Activities:
     Net income                                                                        $  133.8              $  167.7
     Adjustments to reconcile net income to net cash (used for) provided by operating activities:
         Net accretion of discount on investments                                          (9.9)                (25.2)
         Amortization of deferred gain on sale                                                -                  (4.7)
         Net realized capital (gains) losses                                              (30.3)                 23.1
         Changes in assets and liabilities:
                 (Increase) decrease  in accrued investment income                        (32.5)                  2.0
                 Decrease in premiums due and other receivables                            77.9                  13.2
                 Decrease (increase) in policy loans                                        4.6                 (24.6)
                 Increase in deferred policy acquisition costs                            (85.2)               (108.8)
                 Decrease in value of business acquired                                     4.5                     -
                 Goodwill amortization, net of adjustments                                 31.7                     -
                 Net increase in universal life account balances                           19.1                  21.0
                 (Decrease) increase in other insurance reserve liabilities               (97.0)                 84.6
                 Increase in other liabilities and other assets                          (171.0)                (69.0)
                 Increase in income taxes                                                 111.5                  36.6
                                                                              ------------------   -------------------
Net cash (used for) provided by operating activities                                      (42.8)                115.9
                                                                              ------------------   -------------------

Cash Flows from Investing Activities:
         Proceeds from sales of:
            Debt securities available for sale                                          8,167.9               9,074.5
            Equity securities                                                               4.3                 107.4
            Mortgage loans                                                                  3.8                   2.1
         Investment maturities and collections of:
            Debt securities available for sale                                            824.8                 488.0
            Short-term investments                                                      3,695.1                  57.2
         Cost of investment purchases in:
            Debt securities available for sale                                        (10,046.6)             (9,128.6)
            Equity securities                                                             (28.7)                (16.5)
            Mortgages loans                                                              (192.2)                    -
            Short-term investments                                                     (3,602.8)                (89.9)
         Increase (decrease) in property and equipment                                    (33.0)                  2.9
         Other, net                                                                        (1.8)                 (4.6)
                                                                              ------------------   -------------------
Net cash (used for) provided by investing activities                                   (1,209.2)                492.5
                                                                              ------------------   -------------------

Cash Flows from Financing Activities:
         Deposits and interest credited for investment contracts                        1,464.2               1,275.1
         Withdrawals of investment contracts                                             (852.7)             (1,606.9)
         Dividends paid to Shareholder                                                        -                 (10.1)
         Other, net                                                                      (115.6)                 24.4
                                                                              ------------------   -------------------
Net cash provided by (used for) financing activities                                      495.9                (317.5)
                                                                              ------------------   -------------------

Net (decrease) increase in cash and cash equivalents                                     (756.1)                290.9
Effect of exchange rate changes on cash and cash equivalents                                  -                   2.0
Cash and cash equivalents, beginning of period                                            796.3                 694.4
                                                                              ------------------   -------------------

Cash and cash equivalents, end of period                                                 $ 40.2               $ 987.3
                                                                              ==================   ===================

Supplemental cash flow information:
          Income taxes (received) paid, net                                             $ (26.8)             $   39.4
                                                                              ==================   ===================

           See Condensed Notes to Consolidated Financial Statements.

CONDENSED NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

1.    BASIS OF PRESENTATION

      The consolidated financial statements include Aetna Life Insurance and Annuity Company ("ALIAC") and its wholly owned subsidiaries, Aetna Insurance Company of America ("AICA"), Aetna Investment Adviser Holding Company, Inc. ("IA Holdco") and Aetna Investment Services, LLC ("AIS"). ALIAC, together with its wholly owned subsidiaries, is herein called the "Company". ALIAC is a wholly owned subsidiary of Aetna Retirement Holdings, Inc. ("HOLDCO"), which is a wholly owned subsidiary of Aetna Retirement Services, Inc. ("ARSI"). ARSI is indirectly owned by ING Groep N.V. ("ING").

      On June 30, 2000, HOLDCO contributed AIS to the Company. (Refer to Note
      6).

      The Company has three business segments: Worksite Products, Individual Products and Investment Management Services. On October 1, 1998, the Company sold its individual life insurance business to Lincoln National Corporation ("Lincoln") and accordingly, it is now classified as Discontinued Operations.

      These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are unaudited. The contribution of AIS to the Company was accounted for in a manner similar to that of a pooling-of-interests and, accordingly, the Company's historical consolidated financial statements have been restated to include the accounts and results of operations of AIS. These interim financial statements necessarily rely heavily on estimates, including assumptions as to annualized tax rates. In the opinion of management, all adjustments necessary for a fair statement of results for the interim periods have been made. All such adjustments are of a normal, recurring nature. Certain reclassifications have been made to 2000 financial information to conform to the 2001 presentation.

      The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and related notes as presented in ALIAC's 2000 Annual Report on Form 10-K. Certain financial information that is normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America, but that is not required for interim reporting purposes, has been condensed or omitted.

      Operating results for three and nine months ended September 30, 2001, are not necessarily indicative of the results that may be expected for the year ended December 31, 2001.

2.    NEW ACCOUNTING STANDARD

      As of January 1, 2001, the Company adopted FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133, FAS No 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB Statement No 133, and certain FAS No 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting.

      Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings. (Refer to Note 7.)

      The Company utilizes futures contracts, options, interest rate floors and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of its overall risk management program. (Refer to Note 7.) Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

      Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies which underlie the warrants are non-public companies. At September 30, 2001, the estimated value of these warrants was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

      The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

      The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company had approximately $1 million of embedded derivatives relating to investments at September 30, 2001.

3.    FUTURE ACCOUNTING STANDARD

      ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

      In July 2001, the Financial Accounting Standards Board ("FASB") issued Financial Accounting Standard ("FAS") No. 142, Accounting for Goodwill and Intangible Assets. Under the new standard, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests in accordance with the new standard. Other intangible assets will continue to be amortized over their useful lives.

      The Company will apply the new rules on accounting for goodwill and other intangible assets beginning in the first quarter of 2002. Application of the nonamortization provisions of the new standard is expected to result in an increase in net income; however, the Company is still assessing the impact of the new standard. During 2002, the Company will perform the required impairment tests of goodwill as of January 1, 2002 and has not yet determined what the effect of these tests will be on the earnings and financial position of the Company.

4.    SALE OF AETNA FINANCIAL SERVICES AND AETNA INTERNATIONAL

      On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

      For accounting purposes, the acquisition was accounted for as of November 30, 2000 using the purchase method. The application of the purchase method, including the recognition of goodwill, was pushed down and reflected on the financial statements of certain ARSI subsidiaries, including ALIAC.

      The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $592.0 million and a net increase to liabilities of $310.6 million. Additionally, the Company established goodwill of $2.3 billion. Goodwill is being amortized over a period of 40 years. The allocation of the purchase price to assets and liabilities is subject to further refinement.

      Unaudited proforma consolidated income from continuing operations and net income of the Company for the nine months ended September 30, 2000, assuming that the acquisition of the Company occurred at the beginning of 2000, would each have been approximately $119.0 million.

      The pro forma adjustments, which do not affect revenues, reflect primarily goodwill amortization, amortization of a favorable lease asset and the elimination of amortization of the deferred gain on the sale of the individual life business to Lincoln.

5.   REVISION OF PRELIMINARY ALLOCATION OF PURCHASE PRICE

      ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, on December 13, 2000.

      The preliminary allocation of the purchase price did not reflect any market value adjustments related to the Company's investment portfolios. The Company, after giving consideration to certain exposures in the general market place which, while existing prior to the acquisition, subsequently took on more significance, determined that a reduction in carrying value was warranted.

      The preliminary allocation of the purchase price reflected the write down of certain fixed assets resulting from conforming accounting policies. Subsequent to the date of acquisition, the Company completed a full review of the fixed assets that existed at or prior to the acquisition and determined that an additional write down was necessary.

      The amount of the reductions in the carrying values of the investment portfolios and the fixed assets were accounted for as components of the purchase price and the amounts assigned to the Company's assets and liabilities in the allocation of the purchase price were adjusted appropriately. The adjustment was generally reflected as an adjustment to goodwill.

      The Company generally would be required to recognize a charge to income in its final preacquisition consolidated statement of income for the reduction in the carrying value of the fixed assets.

6.    CONTRIBUTION OF AIS FROM HOLDCO

      On June 30, 2000, HOLDCO contributed AIS to the Company. AIS is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc. It is also registered with the appropriate state securities authorities as a broker/dealer and is a Registered Investment Advisor. The principal operation of AIS is the sale of fixed and variable annuities and mutual funds through its registered representatives.

7.    DERIVATIVE INSTRUMENTS

      The Company enters into derivative instruments to manage interest rate and equity price risks. By using derivative instruments to manage exposures in these risks, the Company exposes itself to credit risk and market risk. Credit risk is the failure of the counterparty to perform under the terms of the derivative contract. When the fair value of a derivative contract is positive, the counterparty owes the Company, which creates credit risk for the Company. The Company generally does not require collateral or other security to support the types of financial instruments presented below. However, the Company minimizes its credit risk exposure by entering into transactions with high credit quality counterparties, limiting the amount of exposure to each counterparty and monitoring the financial condition of its counterparties. At September 30, 2001, such counterparties' credit ratings averaged A- or higher.

      Market risk is the risk of change in the market price of the underlying instrument and the related derivative instrument. Such price changes result from movements in interest rates and equity markets as well as time value and volatility considerations. The Company's exposure to market risk for changes in interest rates and equity prices relates primarily to the Company's investment portfolio and debt obligations. The portfolio includes only marketable securities with active secondary or resale markets to ensure portfolio liquidity.

      The Company maintains an interest rate risk management strategy that uses derivatives instruments to minimize significant unanticipated earnings fluctuations caused by interest rate volatility. As a result of interest rate fluctuations, assets and liabilities will appreciate or depreciate in market value. Income or loss on the derivative instruments that are linked to the related assets or liabilities will generally offset the effect of this unrealized appreciation or depreciation. The Company views this strategy as a prudent management of interest rate sensitivity, such that earnings are not exposed to undue risk presented by changes in interest rates.

      The notional amounts, carrying amounts and estimated fair values of the Company's financial instruments at September 30, were as follows:


                                                            2001                                          2000
                                          --------------------------------------------  ---------------------------------------
                                               NOTIONAL    CARRYING    ESTIMATED FAIR       NOTIONAL     CARRYING     ESTIMATED
      (MILLIONS)                               AMOUNTS      AMOUNTS        VALUE             AMOUNTS     AMOUNTS     FAIR VALUE
      -------------------------------------------------------------------------------------------------------------------------
      Futures contracts  to sell
      securities                               $   -         $   -        $    -             $ 113.2         $ 0.6     $   0.6
      Interest Rate Floors                      300.0           1.9           1.9                 -             -           -
      Warrants                                     -             -             -                  -            0.3         0.3
      Embedded Derivatives -  investments
                                                   -            1.0           1.0                 -            2.0         2.0
      -------------------------------------------------------------------------------------------------------------------------

      The fair value of these instruments was estimated based on quoted market prices, dealer quotations or internal price estimates believed to be comparable to dealer quotations. These fair value amounts reflect the estimated amounts that the Company would have to pay or would receive if the contracts were terminated.

      FUTURES CONTRACTS

      Futures contracts represent commitments to either purchase or sell securities at a specified future date and at a specified price or yield. Futures contracts trade on organized exchanges and, therefore, have minimal credit risk. Cash settlements are made daily based on changes in the prices of the underlying assets.

      INTEREST RATE FLOORS

      Interest Rate Floors are over-the-counter contracts in which the purchaser pays a premium to reduce the risk associated with a decline in a reference rate or index. The amount of protection is based upon a nominal or notional amount over a set period of time. Interim interest payments are made to the purchaser when the reference rate or index falls below a specified level.

      OPTION CONTRACTS

      Options are contracts that grant the purchaser, for a fee, the right but not the obligation, to buy or sell a security at a contracted price on or before a specified date. The option writer is obligated to buy or sell the security if the purchaser chooses to exercise the option. The purchaser pays a nonrefundable fee (premium) to the writer of the option. The buyer of the option has limited risk. The maximum loss to the buyer is the premium paid.

      As of September 30, 2001, the Company did not have any investment income or loss for writing call options on underlying securities and, as of September 30, 2000, had a $1.1 million investment loss for writing call options on underlying securities.

      WARRANTS

      Warrants are instruments that give the holder the right, but not the obligation, to buy or sell a fixed amount of an underlying asset at a fixed price in the future.

8.    ADDITIONAL INFORMATION - ACCUMULATED OTHER COMPREHENSIVE INCOME

      Changes in accumulated other comprehensive income related to changes in unrealized gains on securities (excluding those related to experience-rated contractholders) were as follows:

                                                                                                NINE MONTHS ENDED SEPTEMBER 30,
                                                                                            -------------------------------------
      (MILLIONS)                                                                                   2001                   2000
      ---------------------------------------------------------------------------------------------------------------------------
      Unrealized holding gains arising during the period (1)                                   $   68.2                $   31.7
      Less:  reclassification adjustments for accretion of net investment discounts and
         gains included in net income (2)                                                          26.1                     1.4
      ------------------------------------------------------------------------------------- -------------------- ----------------
      Net unrealized losses  on securities                                                     $   42.1                $   30.3
      ===================================================================================== ==================== ================

(1) Pretax unrealized holding gains arising during the period were $105.0 million and $48.7 million for the nine months ended
      September 30, 2001 and September 30, 2000, respectively.
(2) Pretax reclassification adjustments for accretion of net investment discounts and gains included in net income for the period were $40.2 million and $2.1 million for the nine months ended September 30, 2001 and September 30, 2000, respectively.

9.    VALUE OF BUSINESS ACQUIRED

      Value of business acquired ("VOBA") is an asset and represents the present value of estimated net cash flows embedded in the Company's contracts indirectly acquired by ING. VOBA is amortized in proportion to estimated gross profits and adjusted to reflect actual gross profits over the contracts (up to 30 years for annuity contracts and pension contracts).

      Activity for the nine months ended September 30, 2001 within VOBA was as follows:

       (MILLIONS)
      ---------------------------------------------------------- --------------------
       Balance at December 31, 2000                                   $  1,780.9
       Additions                                                            79.4
       Interest accrued at 7 %                                              86.8
       Amortization                                                       (170.7)
      ---------------------------------------------------------- --------------------
       Balance at September 30, 2001                                  $  1,776.4
      ========================================================== ====================

10.   SEVERANCE

      In December 2000, the Company, in accounting for its acquisition by ING, established a severance liability related to actions taken or expected to be taken with respect to the integration of the Company's and ING's businesses.

      Activity for the nine months ended September 30, 2001 within the severance liability and positions eliminated related to such actions was as follows:


      (MILLIONS)                                         SEVERANCE LIABILITY            POSITIONS
      ------------------------------------------------------------------------------------------------
      Balance at December 31, 2000                             $   10.7                      175
      Actions taken                                                (5.9)                     (89)
      ---------------------------------------------------------------------------- -------------------
      Balance at September 30, 2001                            $    4.8                       86
      ================================================================================================

      Severance actions are expected to be substantially complete by March 31, 2002.

11. SEGMENT INFORMATION

    Summarized financial information for the Company's principal operations for the three months ended September 30, was as follows:


                                                                             INVESTMENT
                                                WORKSITE     INDIVIDUAL      MANAGEMENT    DISCONTINUED
 (MILLIONS)                                   PRODUCTS (1)  PRODUCTS (1)    SERVICES (1)   OPERATIONS (1)   OTHER (1)      TOTAL
 ---------------------------------------------------------------------------------------------------------------------------------
 2001
 Revenues from external customers               $  100.9      $   33.5         $   28.0      $     -        $   (7.6)    $  154.8
 Net investment income                             203.0          25.0              0.4            -            (6.0)       222.4
 ---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized
   capital gains                                $  303.9      $   58.5         $   28.4      $     -        $  (13.6)    $  377.2
 =================================================================================================================================
 Operating earnings (2)                         $   41.3      $    1.8         $    6.2      $     -        $  (13.9)    $   35.4
 Net realized capital gains, net of tax              4.3           2.1               -             -               -          6.4
 ---------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)                              $   45.6      $    3.9         $    6.2      $              $  (13.9)    $   41.8
 =================================================================================================================================
 2000
 Revenues from external customers               $  151.8      $   30.6         $   36.4      $      -       $  (13.1)    $  205.7
 Net investment income                             200.5          29.5              0.9             -            1.0        231.9
 ---------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized
   capital losses                               $  352.3      $   60.1         $   37.3      $      -       $  (12.1)    $  437.6
 =================================================================================================================================
 Operating earnings (2)                         $   40.7      $    9.8         $    9.2      $      -       $    2.3     $   62.0
 Net realized capital losses, net of tax            (6.8)         (0.5)               -             -             -          (7.3)
 ---------------------------------------------------------------------------------------------------------------------------------
 Income  from continuing operations                 33.9           9.3              9.2             -            2.3         54.7
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale             -             -                -             1.5            -           1.5
 ---------------------------------------------------------------------------------------------------------------------------------
 Net income                                     $   33.9      $    9.3         $    9.2      $     1.5      $    2.3     $   56.2
 =================================================================================================================================

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate accounts; and trustee, administrative and other services to retirement plans. Discontinued Operations include life insurance products. In 2001, Other includes consolidating adjustments, amortization of goodwill, ING corporate expense and taxes not allocated back to segment. In 2000, Other includes consolidating adjustments and taxes not allocated back to segment.

 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

 Summarized financial information for the Company's principal operations for the nine months ended September 30, was as follows:


                                                                               INVESTMENT
                                                WORKSITE       INDIVIDUAL      MANAGEMENT    DISCONTINUED
 (MILLIONS)                                   PRODUCTS (1)    PRODUCTS (1)    SERVICES (1)   OPERATIONS (1)   OTHER (1)    TOTAL
 --------------------------------------------------------------------------------------------------------------------------------
 2001
 Revenues from external customers               $  332.8        $  106.7         $   90.2      $      -       $  (27.5)  $  502.2
 Net investment income                             595.1            76.9              1.3             -          (11.2)     662.1
 --------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized
   capital gains                                $  927.9        $  183.6         $   91.5      $      -       $  (38.7)  $1,164.3
 ================================================================================================================================
 Operating earnings (2)                         $  127.6        $   21.2         $   21.2      $      -       $  (55.9)     114.1
 Net realized capital gains, net of tax             13.8             5.8              0.1             -             -        19.7
 --------------------------------------------------------------------------------------------------------------------------------
 Net income (loss)                              $  141.4        $   27.0         $   21.3      $      -       $  (55.9)  $  133.8
 ================================================================================================================================
 2000
 Revenues from external customers               $  433.8        $   85.8         $  104.2      $      -       $  (38.2)  $  585.6
 Net investment income                             592.6            83.8              2.1             -            3.0      681.5
 --------------------------------------------------------------------------------------------------------------------------------
 Total revenue excluding net realized
   capital gains (losses)                       $1,026.4        $  169.6         $  106.3      $      -       $  (35.2)  $1,267.1
 ================================================================================================================================
 Operating earnings (2)                         $  124.2        $   25.6         $   25.7      $      -       $    2.5   $  178.0
 Net realized capital (losses) gains , net
   of tax                                          (12.8)           (2.3)             0.1             -             -       (15.0)
 --------------------------------------------------------------------------------------------------------------------------------
 Income  from continuing operations                111.4            23.3             25.8             -            2.5      163.0
 Discontinued operations, net of tax:
    Amortization of deferred gain on sale             -               -                -            4.7             -         4.7
 --------------------------------------------------------------------------------------------------------------------------------
 Net income                                     $  111.4        $   23.3         $   25.8      $    4.7       $    2.5   $  167.7
 ================================================================================================================================

 (1) Worksite Products include deferred annuity contracts that fund defined contribution and deferred compensation plans; immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to defined contribution plans and deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options; wrapper agreements containing certain benefit response guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. Individual Products include deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both. Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate accounts; and trustee, administrative and other services to retirement plans. Discontinued Operations include life insurance products. In 2001, Other includes consolidating adjustments, amortization of goodwill, ING corporate expense and taxes not allocated back to the segment. In 2000, Other includes consolidating adjustments and taxes not allocated back to segment.
 (2) Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

12.   COMMITMENTS AND CONTINGENT LIABILITIES

      COMMITMENTS

      Through the normal course of investment operations, the Company commits to either purchase or sell securities, money market instruments or commercial mortgages at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments between the time that the Company enters into the commitments and the specified future date on which the Company must purchase or sell the securities, as the case may be. As of September 30, 2001, there were off-balance sheet commitments of $41.8 million.

      LITIGATION

      In recent years, a number of life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

      A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is underway. The Company intends to defend the action vigorously.

      The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not currently expected to result in liability for amounts material to the financial condition of the Company, although they may adversely affect results of operations in future periods.

                     INDEPENDENT ACCOUNTANTS' REVIEW REPORT



The Board of Directors
Aetna Life Insurance and Annuity Company

We have reviewed the accompanying condensed consolidated balance sheet of Aetna Life Insurance and Annuity Company and Subsidiaries (the "Company") as of September 30, 2001, and the related condensed consolidated statements of income, changes in stockholder's equity and cash flows for the three-month and nine-month periods then ended. These financial statements are the responsibility of the Company's management. The financial statements of the Company for the three and nine-month periods ended September 30, 2000 were reviewed by other accountants whose report (dated October 31, 2000) stated that they were not aware of any material modifications that should be made to those statements for them to be in conformity with accounting principles generally accepted in the United States.

We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with auditing standards generally accepted in the United States, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying condensed consolidated financial statements at September 30, 2001, and for the three-month and nine-month periods then ended for them to be in conformity with accounting principles generally accepted in the United States.

                                               /s/ Ernst & Young LLP


Hartford, Connecticut
November 8, 2001

ITEM 2.      MANAGEMENT'S ANALYSIS OF THE RESULTS OF OPERATIONS

The following analysis presents a review of the Company for the three-month and nine-month periods ended September 30, 2001 and 2000. This review should be read in conjunction with the consolidated financial statements and other data presented herein as well as the "Management's Analysis of the Results of Operations" section contained in ALIAC's 2000 Annual Report on Form 10-K.

OVERVIEW

Sale of Aetna Financial Services and Aetna International

On December 13, 2000, ING America Insurance Holdings, Inc., an indirect wholly owned subsidiary of ING Groep N.V. ("ING"), acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and the Aetna International business, for approximately $7.7 billion. The purchase price was comprised of approximately $5.0 billion in cash and the assumption of $2.7 billion of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna"). Refer to Note 4 of Condensed Notes to Consolidated Financial Statements.

As a result of ING's purchase of the Aetna Financial Services business, the Company's Financial Products segment was realigned into two new segments, Worksite Products and Individual Products. Accordingly, the financial results of all prior periods were restated.

The Worksite Products segment offers annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, including Company and nonaffiliated mutual funds and variable and fixed investment options. The Worksite Products segment also includes wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Worksite Products segment also offers pension plan administrative services.

The Individual Products segment includes qualified and nonqualified annuity contracts that are offered for sale to individuals and may provide variable or fixed investment options, or a combination of both. These annuity contracts may be deferred or immediate (payout annuities).

Investment Management Services provides investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the Company funds; distribution services for other Company products; and trustee, administrative and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

CONSOLIDATED RESULTS

Consolidated results include results from continuing operations and discontinued operations. Results of continuing operations are comprised of the results of the Worksite Products, Individual Products and Investment Management Services segments and certain items not directly allocable to the business segments. Refer to Note 11 of Condensed Notes to Financial Statements.

Operating Summary

                                                              THREE MONTHS ENDED SEPTEMBER 30,     NINE MONTHS ENDED SEPTEMBER 30,
                                                              --------------------------------------------------------------------
(MILLIONS)                                                          2001               2000              2001              2000
----------------------------------------------------------------------------------------------------------------------------------
Premiums (1)                                                $       22.2       $       41.8      $       83.1       $      117.1
Charges assessed against policyholders                              92.7              119.9             290.2              351.0
Net investment income                                              222.4              231.9             662.1              681.5
Net realized capital gains (losses)                                 10.0              (11.2)             30.3              (23.1)
Other income                                                        39.9               44.0             128.9              117.5
----------------------------------------------------------------------------------------------------------------------------------
       Total revenue                                               387.2              426.4           1,194.6            1,244.0
----------------------------------------------------------------------------------------------------------------------------------
Current and future benefits                                        181.8              199.8             547.2              598.3
Operating expenses:
    Salaries and related benefits                                   48.3               52.3             135.2              144.0
    Other                                                           43.2               60.1             151.4              166.4
Amortization of deferred policy acquisition costs and
  value of business acquired                                        30.6               36.8              89.3               96.4
Amortization of goodwill                                            14.4                -                43.3                -
----------------------------------------------------------------------------------------------------------------------------------
       Total benefits and expenses                                 318.3              349.0             966.4            1,005.1
----------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations before income taxes               68.9               77.4             228.2              238.9
Income taxes                                                        27.1               22.7              94.4               75.9
----------------------------------------------------------------------------------------------------------------------------------
Income from continuing operations                                   41.8               54.7             133.8              163.0
Discontinued operations, net of tax:
    Amortization of deferred gain on sale                            -                  1.5               -                  4.7
----------------------------------------------------------------------------------------------------------------------------------
Net Income                                                  $       41.8       $       56.2      $      133.8       $      167.7
==================================================================================================================================
Net realized capital gains (losses), net of tax
 (included above)                                           $        6.4       $       (7.3)     $       19.7       $      (15.0)
==================================================================================================================================
Deposits (not included in premiums above)
     Annuities -fixed options                               $      348.2       $      337.1      $    1,145.9       $    1,151.7
    Annuities -variable options                                    935.2            1,095.4           3,201.1            3,577.6
----------------------------------------------------------------------------------------------------------------------------------
    Total - deposits                                        $    1,283.4       $    1,432.5      $    4,347.0       $    4,729.3
==================================================================================================================================
Assets under management:
   Worksite Products                                                                             $   40,951.3       $   47,687.2
   Individual Products                                                                                7,442.1            8,871.2
   Investment Management Services (2)                                                                40,039.1           57,340.5
   Consolidating adjustment (3)                                                                     (22,797.8)         (36,985.8)
----------------------------------------------------------------------------------------------------------------------------------
        Total assets under management (4) (5)                                                        65,634.7           76,913.1
----------------------------------------------------------------------------------------------------------------------------------
Assets under administration:  (6)
   Worksite Products                                                                                  9,299.0            8,654.6
----------------------------------------------------------------------------------------------------------------------------------
Assets under management and administration                                                       $   74,933.7       $   85,567.7
==================================================================================================================================

(1) Includes $15.1 million and $29.3 million for the three months ended September 30, 2001 and 2000, respectively, and $61.1 million and $84.5 million for the nine months ended September 30, 2001 and 2000, respectively, of annuity premiums on contracts converting from the accumulation phase to payout options with life contingencies.
(2) Includes $3,851.9 million and $6,871.2 million as of September 30, 2001 and 2000, respectively, of assets managed for Aetna Life Insurance Company, a former affiliate of the Company.
(3) Certain assets under management that are reported in the Worksite Products and the Individual Products segments are also reported in the Investment Management Services segment, because Investment Management Services reports a different component of the revenue generated by these particular assets under management. A consolidating adjustment, which eliminates the duplication of such assets, is recorded in order to determine consolidated assets under management of the Company.
(4) Includes $10,030.8 million and $15,439.3 million at September 30, 2001 and 2000, respectively, of assets invested through the Company's products in unaffiliated mutual funds.
(5) Excludes net unrealized capital gains of $423.0 million at September 30, 2001 and net unrealized capital losses of $117.2 million at September 30, 2000 on assets invested through annuities with fixed options.
(6) Represents assets for which the Company provides administrative services only.

Continuing Operations

Income from continuing operations decreased $13 million for the three months ended September 30, 2001 compared to the same period in 2000. Excluding goodwill amortization of $14 million in 2001 and net realized capital gains and losses, income from continuing operations for the three months ended September 30, 2001 decreased $12 million, or 20%, compared to the same period in 2000.

Income from continuing operations decreased $29 million for the nine months ended September 30, 2001 compared to the same period in 2000. Excluding goodwill amortization of $43 million in 2001 and net realized capital gains and losses, income from continuing operations for the nine months ended September 30, 2001 decreased $21 million, or 12%, compared to the same period in 2000.

The decrease in net income, excluding goodwill and net realized capital gains and losses, for the three-month and nine-month periods ended September 30, 2001 primarily reflects a decrease in charges assessed against policyholders resulting from lower levels of assets under management and administration and an increase in the effective tax rate partially offset by lower operating expenses.

Substantially all of the charges assessed against policyholders and other income reported for continuing operations are derived from assets under management and administration. Compared to September 30, 2000, assets under management and administration at September 30, 2001 decreased 12% primarily due to a decline in the stock market partially offset by additional net deposits (i.e., deposits less surrenders).

Annuity deposits relate to annuity contracts not containing life contingencies. Compared to the three months and nine months ended September 30, 2000, deposits for the three months and nine months ended September 30, 2001 decreased 10% and 8%, respectively. The decreases for the three and nine month periods are primarily due to a decrease in individual annuity sales.

Operating expenses decreased $21 million and $24 million for the three and nine months ended September 30, 2001, respectively, compared to the same periods in 2000. These decreases primarily reflect management's continued focus on expense reduction initiatives partially offset by a lower level of policy acquisition expenses being deferred in the Individual Products segment in order to conform with ING's deferral practice.

The increases in the effective tax rate for the three-month and nine-month periods ended September 30, 2001 primarily relate to the disallowance of goodwill amortization as a deduction and a decrease in the deduction for dividends received.

Discontinued Operations

Results of discontinued operations for the three and nine months ended September 30, 2000 represent the amortization of the deferred gain relating to the sale of the domestic individual life insurance business that occurred on October 1, 1998. In conjunction with the accounting for the acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain was written off.

WORKSITE PRODUCTS

Operating Summary

                                                                        THREE MONTHS ENDED               NINE MONTHS ENDED
                                                                            SEPTEMBER 30,                   SEPTEMBER 30,
                                                                ---------------------------------------------------------------
(MILLIONS)                                                              2001            2000            2001             2000
-------------------------------------------------------------------------------------------------------------------------------
Premiums (1)                                                       $     15.1      $     41.8      $      61.1      $     117.1
Charges assessed against policyholders                                   68.0            91.2            214.6            269.6
Net investment income                                                   203.0           200.5            595.1            592.6
Net realized capital gains (losses)                                       6.6           (10.6)            21.2            (19.8)
Other income                                                             17.8            18.8             57.1             47.1
-------------------------------------------------------------------------------------------------------------------------------
       Total revenue                                                    310.5           341.7            949.1          1,006.6
-------------------------------------------------------------------------------------------------------------------------------
Current and future benefits                                             156.2           180.7            468.5            540.8
Operating expenses:
    Salaries and related benefits                                        31.9            35.4             96.5             97.8
    Other                                                                35.7            53.2            118.2            144.5
Amortization of deferred policy acquisition costs and
  value of business acquired                                             16.4            20.3             48.3             52.2
-------------------------------------------------------------------------------------------------------------------------------
       Total benefits and expenses                                      240.2           289.6            731.5            835.3
-------------------------------------------------------------------------------------------------------------------------------
Income from operations before income taxes                               70.3            52.1            217.6            171.3
Income taxes                                                             24.7            18.2             76.2             59.9
-------------------------------------------------------------------------------------------------------------------------------
       Net income                                                        45.6            33.9            141.4            111.4
===============================================================================================================================
Net realized capital gains (losses), net of tax
  (included above)                                                        4.3            (6.8)            13.8            (12.8)
===============================================================================================================================
Deposits (not included in premiums above)
    Annuities -fixed options                                       $    189.0      $    120.5      $     565.3      $     456.6
    Annuities -variable options                                         892.9           977.8          2,995.8          3,112.2
-------------------------------------------------------------------------------------------------------------------------------
    Total - deposits                                               $  1,081.9      $  1,098.3      $   3,561.1      $   3,568.8
===============================================================================================================================
Assets Under Management (2)
    Annuities - fixed options  (3)                                                                 $  10,963.2      $  10,182.6
    Annuities - variable options (4)                                                                  21,133.3         29,991.8
-------------------------------------------------------------------------------------------------------------------------------
        Subtotal - annuities                                                                       $  32,096.5      $  40,174.4
    Plan Sponsored and Other                                                                           8,854.8          7,512.8
-------------------------------------------------------------------------------------------------------------------------------
    Total - assets under management                                                                   40,951.3         47,687.2
Assets under administration  (5)                                                                       9,299.0          8,654.6
-------------------------------------------------------------------------------------------------------------------------------
Total assets under management and administration                                                   $  50,250.3      $  56,341.8
===============================================================================================================================

(1) Includes $15.1 million and $29.3 million for the three months ended September 30, 2001 and 2000, respectively, and $61.1 million and $84.5 million for the nine months ended September 30, 2001 and 2000, respectively, for annuity premiums on contracts converting from the accumulation phase to payout options with life contingencies.
(2) Includes $20,426.2 million at September 30, 2001 and $32,517.8 million at September 30, 2000 of assets under management that are also reported in the Investment Management Services segment (refer to "Consolidated Results-Continuing Operations").
(3) Excludes net unrealized capital gains of $368.6 million at September 30, 2001 and net unrealized capital losses of $107.2 million at September 30, 2000.
(4) Includes $7,490.9 million at September 30, 2001 and $11,623.0 million at September 30, 2000 related to assets invested through the Company's products in unaffiliated mutual funds.
(5) Represents assets for which the Company provides administrative services only.

Worksite Products' net income increased $12 million for the three months ended September 30, 2001 compared to the same period in 2000. Excluding net realized capital gains and losses, net income for the three months ended September 30, 2001 increased $1 million, or 1%, compared to the same period in 2000. Worksite Products' net income increased $30 million for the nine months ended September 30, 2001 compared to the same period in 2000. Excluding net realized capital gains and losses, net income increased $3 million, or 3%, compared to the same period in 2000.

The increase in net income, excluding realized gains and losses, for the three-month period ended September 30, 2001 is primarily the result of a decrease in operating expenses and amortization costs substantially offset by a decrease in charges assessed against policyholders. The increase in net income, excluding realized gains and losses, for the nine-month period ended September 30, 2001 is primarily the result of a decrease in operating expenses and amortization costs, a decrease in current and future benefits and an increase in other income substantially offset by a decrease in charges assessed against policyholders.

Operating expenses decreased $21 million and $28 million for the three and nine months ended September 30, 2001, respectively, compared to the same periods in 2000. These decreases primarily reflect management's continued focus on expense reduction initiatives.

Substantially all of the charges assessed against policyholders and a majority of other income reported for the Worksite Products segment are calculated based on assets under management and administration. Assets under management and administration at September 30, 2001 decreased 11% compared to September 30, 2000. The decrease in 2001 is primarily due to a decline in the stock market partially offset by additional net deposits (i.e., deposits less surrenders).

Annuity deposits relate to annuity contracts not containing life contingencies. Compared to the three months ended September 30, 2000, deposits for the three months ended September 30, 2001 decreased 1%. Compared to the first nine months of 2000, deposits decreased slightly for the nine months ended September 30, 2001.

INDIVIDUAL PRODUCTS

Operating Summary

                                                                    THREE MONTHS ENDED                 NINE MONTHS ENDED
                                                                       SEPTEMBER 30,                      SEPTEMBER 30,
                                                         ---------------------------------------------------------------------
(MILLIONS)                                                       2001               2000              2001               2000
------------------------------------------------------------------------------------------------------------------------------
Premiums                                                   $       7.0        $       -         $      21.9        $       -
Charges assessed against policyholders                            24.7               28.8              75.6               81.5
Net investment income                                             25.0               29.5              76.9               83.8
Net realized capital gains (losses)                                3.3               (0.7)              9.0               (3.5)
Other income                                                       1.8                1.8               9.2                4.3
------------------------------------------------------------------------------------------------------------------------------
       Total revenue                                              61.8               59.4             192.6              166.1
------------------------------------------------------------------------------------------------------------------------------
Current and future benefits                                       25.6               19.0              78.7               57.5
Operating expenses:
    Salaries and related benefits                                  8.7                6.0              15.9               17.1
    Other                                                         10.1                6.6              24.3               20.3
Amortization of deferred policy acquisition costs and
  value of business acquired                                      11.3               13.4              32.1               35.3
------------------------------------------------------------------------------------------------------------------------------
       Total benefits and expenses                                55.7               45.0             151.0              130.2
------------------------------------------------------------------------------------------------------------------------------
Income from operations before income taxes                         6.1               14.4              41.6               35.9
Income taxes                                                       2.2                5.1              14.6               12.6
------------------------------------------------------------------------------------------------------------------------------
       Net income                                          $       3.9        $       9.3       $      27.0        $      23.3
==============================================================================================================================
Net realized capital gains (losses), net of tax
  (included above)                                         $       2.1        $      (0.5)      $       5.8        $      (2.3)
==============================================================================================================================
Deposits (not included in premiums above)
     Annuities -fixed options                              $     159.2        $     216.6       $     580.6        $     695.1
    Annuities -variable options                                   42.3              117.6             205.3              465.4
------------------------------------------------------------------------------------------------------------------------------
       Total - deposits                                    $     201.5        $     334.2       $     785.9        $   1,160.5
==============================================================================================================================
Assets Under Management (1)
    Annuities - fixed options  (2)                                                              $   2,210.1        $   2,213.7
    Annuities - variable options (3)                                                                5,232.0            6,657.5
------------------------------------------------------------------------------------------------------------------------------
        Total - assets under management                                                         $   7,442.1        $   8,871.2
==============================================================================================================================

(1) Includes $2,371.6 million at September 30, 2001 and $4,468.0 million at September 30, 2000 of assets under management that are also reported in the Investment Management Services segment (refer to "Overview").
(2) Excludes net unrealized capital gains of $54.4 million at September 30, 2001 and net unrealized capital losses of $10.0 at September 30, 2000.
(3) Includes $2,539.9 million at September 30, 2001 and $3,816.3 million at September 30, 2000 related to assets invested through the Company's products in unaffiliated mutual funds.

Individual Products' net income decreased $5 million for the three months ended September 30, 2001 compared to the same period in 2000. Excluding net realized capital gains and losses, net income decreased $8 million, or 82%, for the three months ended September 30, 2001 compared to the same period in 2000. Net income increased $4 million for the nine months ended September 30, 2001 compared to the same period in 2000. Excluding net realized capital gains and losses, net income decreased $4 million, or 17%, for the nine months ended September 30, 2001 compared to the same period in 2000. The decreases in earnings for the three-month and nine-month periods ended September 30, 2001 are primarily due to an increase in operating expenses and a decrease in charges assessed against policyholders.

Operating expenses increased $6 million and $3 million for the three and nine months ended September 30, 2001, respectively, compared to the same periods in 2000. Operating expenses for both periods were affected by a lower level of policy acquisition expenses being deferred in order to conform with ING's deferral practice. The resulting increase in operating expenses was partially offset by lower overall operating expenses due to management's continued focus on expense reduction initiatives.

Substantially all of the charges assessed against policyholders reported for the Individual Products segment are calculated based on assets under management. Assets under management at September 30, 2001 decreased 16% compared to September 30, 2000. This decrease is primarily due to a decline in the stock market partially offset by additional net deposits (i.e., deposits less surrenders).

Annuity deposits relate to annuity contracts not containing life contingencies. Compared to the same periods in 2000, deposits for the three and nine months ended September 30, 2001 decreased 40% and 32%, respectively, due to a decrease in individual annuity sales.

INVESTMENT MANAGEMENT SERVICES

Operating Summary

                                                                    THREE MONTHS ENDED                 NINE MONTHS ENDED
                                                                       SEPTEMBER 30,                      SEPTEMBER 30,
                                                         ---------------------------------------------------------------------
(MILLIONS)                                                       2001               2000              2001               2000
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      $        0.4       $        0.9      $        1.3       $        2.1
Net realized capital gains                                          0.1                -                 0.1                0.2
Other income  (1)                                                  28.0               36.4              90.2              104.2
------------------------------------------------------------------------------------------------------------------------------
       Total revenue                                               28.5               37.3              91.6              106.5
------------------------------------------------------------------------------------------------------------------------------
Operating expenses:
   Salaries and related benefits                                   13.2               18.2              42.0               48.4
   Other                                                            5.6                5.0              16.2               17.5
------------------------------------------------------------------------------------------------------------------------------
       Total operating expenses                                    18.8               23.2              58.2               65.9
------------------------------------------------------------------------------------------------------------------------------
Income from operations before income taxes                          9.7               14.1              33.4               40.6
Income taxes                                                        3.5                4.9              12.1               14.8
------------------------------------------------------------------------------------------------------------------------------
       Net income                                          $        6.2       $        9.2      $       21.3       $       25.8
===============================================================================================================================
Net realized capital gains, net of tax
  (included above)                                         $        -         $        -        $        0.1       $        0.1
===============================================================================================================================
Assets under management:
   Plan sponsored (2)                                                                           $   13,659.6       $   16,724.0
   Collateralized bond obligations                                                                   1,617.6            2,023.2
   Retail mutual funds                                                                               1,964.1            1,607.5
------------------------------------------------------------------------------------------------------------------------------
        Subtotal                                                                                    17,241.3           20,354.7
------------------------------------------------------------------------------------------------------------------------------
   Invested through products offered by the Worksite
    Products and Individual Products segments:  (3)
     Variable annuity mutual funds                                                                  14,199.0           17,450.8
     Fixed annuities (4) (5)                                                                             -             12,396.4
     Plan sponsored and other                                                                        8,598.8            7,138.6
------------------------------------------------------------------------------------------------------------------------------
        Subtotal                                                                                    22,797.8           36,985.8
------------------------------------------------------------------------------------------------------------------------------
Total assets under management                                                                   $   40,039.1       $   57,340.5
===============================================================================================================================

(1) Primarily includes investment advisory fees earned on assets under management.
(2) Includes $3,851.9 million and $6,871.2 million of assets managed for Aetna Life Insurance Company, a former affiliate of the Company, as of September 30, 2001 and 2000, respectively.
(3) The Investment Management Services segment earns investment advisory fees on these assets, which are also reported in either the Worksite Products or the Individual Products segments.
(4) In accordance with a new advisory agreement effective April 1, 2001, ING Investment Management, LLC, an affiliate of the Company, manages the investments supporting the Company 's fixed annuity products.
(5) Excludes net unrealized capital losses of $117.2 million at September 30, 2000.

For the three months ended September 30, 2001, the Investment Management Services segment's net income decreased $3 million, or 33%, compared to the same period in 2000. For the nine months ended September 30, 2001, the Investment Management Services segment's net income decreased $5 million, or 17%, compared to the same period in 2000. The decrease in net income for the three and nine month periods ended September 30, 2001 primarily reflects a decrease in investment advisory fee income partially offset by a decrease in other operating expenses.

Investment advisory fees are calculated based on assets under management. The decrease in advisory fee income is due to lower levels of assets under management. At September 30, 2001, assets under management decreased 30% compared to those reported at September 30, 2000. This decrease was primarily due to a change in the advisory agreements relating to the Company's fixed annuity and collateralized bond obligation assets under management and a decline in the stock market.

Effective April 1, 2001, ING Investment Management, LLC, an affiliate of the Company, replaced Aeltus Investment Management, Inc. ("Aeltus"), an indirect wholly owned subsidiary of the Company, as the advisor for the investments supporting the Company's fixed annuity products. Aeltus, along with its subsidiaries, comprises the Investment Management Services segment. Subsequent to the effective date of the new advisory agreement, the Company no longer received advisory fees relating to these assets under management.

Operating expenses decreased $5 million and $7 million for the three and nine months ended September 30, 2001, respectively, compared to the same periods in 2000. The decreases in operating expenses are primarily due to the implementation of new long-term compensation agreements by Aeltus at the beginning of the year.

DISCONTINUED OPERATIONS - DOMESTIC INDIVIDUAL LIFE INSURANCE

 Results of discontinued operations represents the amortization of the deferred gain relating to the sale of the domestic individual life insurance business to Lincoln. The after tax amortization recognized during the three and nine months ended September 30, 2000 was $1.5 million and $4.7 million, respectively. In conjunction with the accounting for the acquisition of the Aetna Financial Services business, of which the Company is a part, the deferred gain relating to the sale of the domestic individual life insurance business was written off.

Individual life insurance coverage in force was approximately $37 billion at September 30, 2001. The entire amount of this coverage in force has been ceded to Lincoln under the indemnity reinsurance arrangement entered into as part of the sale.

For more details about the transaction and the indemnity reinsurance arrangement, refer to Note 3 of Condensed Notes to Consolidated Financial Statements in the Company's 2000 Annual Report on Form 10-K.

GENERAL ACCOUNT INVESTMENTS

The Company's invested assets were comprised of the following:

(MILLIONS)                                                       SEPTEMBER 30, 2001         DECEMBER 31, 2000
--------------------------------------------------------------------------------------------------------------
Debt securities, available for sale, at fair value (1)          $      13,948.6                $      11,371.4
Equity securities, at fair value:
    Nonredeemable preferred stock                                          23.5                          100.7
    Investment in affiliated mutual funds                                  24.8                           12.7
    Common stock                                                            4.7                            3.5
Short-term investments (2)                                                 20.7                          111.7
Mortgage loans                                                            192.9                            4.6
Policy loans                                                              334.7                          339.3
Other investments                                                          15.4                           13.4
--------------------------------------------------------------------------------------------------------------
     Total Investments                                          $      14,565.3                $      11,957.3
==============================================================================================================

(1) At September 30, 2001 and December 31, 2000, $822.3 million and $126.7 million, respectively, of debt securities were pledged to creditors.
(2) At December 31, 2000, $2.3 million of short-term investments were pledged to creditors; and, at September 30, 2001, there were no short-term investments pledged to creditors.


Debt Securities

At September 30, 2001 and December 31, 2000, the Company's carrying value of available for sale debt securities including debt securities pledged to creditors (herein after referred to as "total debt securities") represented 96% and 95% of the total general account invested assets, respectively. At September 30, 2001 and December 31, 2000, $11.4 billion, or 82% of total debt securities, and $8.9 billion, or 79% of total debt securities, respectively, supported experience-rated contracts. The carrying value of the Company's total debt securities included net unrealized capital gains of $423.0 million and $126.9 million at September 30, 2001 and December 31, 2000, respectively.

It is management's objective that the portfolio of debt securities be of high quality and be well diversified by market sector. The debt securities in the Company's portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis believed to be similar to that used by the rating agencies. The average quality rating of the Company's debt security portfolio was AA- at September 30, 2001 and AA at December 31, 2000.

The percentage of total debt securities by quality rating category is as follows:


                                                SEPTEMBER 30, 2001                  DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------
AAA                                                        54.3%                              53.2%
AA                                                          6.9                                9.1
A                                                          20.7                               23.5
BBB                                                        13.0                                9.9
BB                                                          2.8                                1.5
B and Below                                                 2.3                                2.8
-----------------------------------------------------------------------------------------------------
   Total                                                  100.0%                             100.0%
=====================================================================================================


The percentage of total debt securities by market sector is as follows:


                                                SEPTEMBER 30, 2001                  DECEMBER 31, 2000
-----------------------------------------------------------------------------------------------------
U.S. Corporate                                             42.5%                              43.0%
Residential Mortgage-backed                                32.1                               27.1
Commercial/Multi-family Mortgage-backed                     9.5                                9.8
Foreign (1)                                                 8.5                                5.0
Asset-backed                                                6.1                                6.7
U.S. Treasuries/Agencies                                    1.3                                8.4
------------------------------------------------------------------------ -----------------------------
   Total                                                  100.0%                             100.0%
======================================================================================================

(1)  Primarily U.S. dollar denominated

FORWARD-LOOKING INFORMATION/RISK FACTORS

The "Forward-Looking Information/Risk Factors" section of ALIAC's 2000 Annual Report on Form 10-K contains discussions of important risk factors related to the Company's businesses.


PART II. OTHER INFORMATION

ITEM 1.  LEGAL PROCEEDINGS

In recent years, a number of life insurance companies have been named as defendants in class action lawsuits relating to life insurance sales practices. The Company is currently a defendant in one such lawsuit.

A purported class action complaint was filed in the United States District Court for the Middle District of Florida on June 30, 2000, by Helen Reese, Richard Reese, Villere Bergeron and Allan Eckert against ALIAC (the "Reese Complaint"). The Reese Complaint seeks compensatory and punitive damages and injunctive relief from ALIAC. The Reese Complaint claims that ALIAC engaged in unlawful sales practices in marketing life insurance policies. ALIAC has moved to dismiss the Reese Complaint for failure to state a claim upon which relief can be granted. Certain discovery is underway. The Company intends to defend the action vigorously.

The Company is also involved in other lawsuits arising, for the most part, in the ordinary course of its business operations. While the outcome of these other lawsuits cannot be determined at this time, after consideration of the defenses available to the Company, applicable insurance coverage and any related reserves established, these other lawsuits are not currently expected to result in liability for amounts material to the financial condition of the Company, although they may adversely affect results of operations in future periods.


ITEM 5.      OTHER INFORMATION

RATINGS

The Company's financial strength ratings at November 9, 2001 and August 9, 2001 are as follows:


                                                              RATING AGENCIES
                         -------------------------------------------------------------------------------------------
                                                                       MOODY'S INVESTORS        STANDARD & POOR'S
                            A.M. BEST                FITCH                  SERVICE
--------------------------------------------------------------------------------------------------------------------
November 9, 2001               A+                       AA+                    Aa2                       AA+
August 9, 2001                 A+                       AA+                    Aa2                       AA+
--------------------------------------------------------------------------------------------------------------------

                           VARIABLE ANNUITY ACCOUNT B
                           PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
------------------------------------------
(a) Financial Statements:
    (1) Incorporated by reference in Part A
        Included in Part A:
        Condensed Financial Information
    (2) Incorporated by reference in Part B:
        Included in Part B
        Financial Statements of Variable Annuity Account B:
        -   Statement of Assets and Liabilities as of December 31, 2000
        -   Statement of Operations for the year ended December 31, 2000
        - Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999
        -   Condensed Financial Information for the year ended December 31, 2000
        -   Notes to Financial Statements
        -   Independent Auditors' Report
        * Statement of Assets and Liabilities as of September 30, 2001 (unaudited) * Statement of Operations for the Nine Month
              Period Ended September 30, 2001 (unaudited) * Statements of Changes in Net Assets for the Nine Month Periods Ended
              September 30, 2001 and September 30, 2000 (unaudited)
        * Condensed Financial Information for the Nine Month Period Ended September 30, 2001(unaudited)
        *   Notes to Financial Statements (unaudited)
        Financial Statements of Aetna Life Insurance and Annuity Company:
        -   Independent Auditors' Report
        -   Consolidated Statements of Income for the One Month Ended
            December 31, 2000, the Eleven Months Ended November 30,
            2000 and for the Years Ended December 31, 1999 and 1998
        -   Consolidated Balance Sheets as of December 31, 2000 and 1999
        -   Consolidated Statements of Changes in Shareholder's Equity
            for the One Month Ended December 31, 2000, the Eleven
            Months Ended November 30, 2000 and for the Years Ended
            December 31, 1999 and 1998
        -   Consolidated Statements of Cash Flows for the One Month
            Ended December 31, 2000, the Eleven Month Ended November
            30, 2000 and for the Years Ended December 31, 1999 and
            1998
        -   Notes to Consolidated Financial Statements
        **  Condensed Consolidated Financial Statements:
        **  Condensed Consolidated Statements of Income for the
            Three-Month and Nine-Month Periods Ended September 30,
            2001 and 2000 (unaudited)
        **  Condensed Consolidated Balance Sheets as of September 30,
            2001 (unaudited) and December 31, 2000
        **  Condensed Consolidated Statements of Changes in
            Shareholder's Equity for the Nine-Month Periods Ended
            September 30, 2001 and 2000 (unaudited)
        **  Condensed Consolidated Statements of Cash Flows for the
            Nine-Month Periods Ended September 30, 2001 and 2000 (unaudited)
        **  Condensed Notes to Consolidated Financial Statements (unaudited)

(b)  Exhibits
     (1) Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company establishing
            Variable Annuity Account B(1)
     (2)    Not applicable
     (3.1)  Broker-Dealer Agreement(2)
     (3.2)  Alternative Form of Wholesaling Agreement and Related Selling
              Agreement(3)
     (3.3)  Broker-Dealer Agreement dated June 7, 2000 between Aetna Life
             Insurance and Annuity Company and Aetna Investment Services, Inc.
             (AISI) and Letter of Assignment to AISI(4)
     (3.4)  Underwriting Agreement dated November 17, 2000 between Aetna Life
             Insurance and Annuity Company and Aetna Investment Services, LLC(4) (4.1) Variable Annuity Contract (GM-VA-98)(2)
     (4.2)  Variable Annuity Contract Certificate (GMC-VA-98)(2)
     (4.3)  Variable Annuity Contract (GM-VA-98(NY))(5)
     (4.4)  Variable Annuity Contract Certificate (GMC-VA-98(NY))(5)
     (4.5)  Endorsement (EVAGET98) to Variable Annuity Contract GM-VA-98 and
             Variable Annuity Contract
            Certificate GMC-VA-98(6)
     (4.6)  Endorsement (EGET-99) to Variable Annuity Contract GM-VA-98 and
             Variable Annuity Contract
            Certificate GMC-VA-98(7)
     (4.7)  Endorsement (EVA-PB-00) to Variable Annuity Contract GM-VA-98 and
             Variable Annuity Contract
            Certificate GMC-VA-98(8)
     (4.8)  Endorsement (EVA-PB-00 (NY)) to Variable Annuity Contract
             GM-VA-98(NY) and Variable Annuity Contract Certificate GMC-VA-98(NY)(9)
     (5)    Variable Annuity Contract Application (9.5.89-6(9/98))(10)
     (6.1)  Certificate of Incorporation of Aetna Life Insurance and Annuity
             Company(11)
     (6.2) Amendment of Certificate of Incorporation of Aetna Life Insurance and Annuity Company(12) (6.3) By-Laws as amended September 17, 1997 of Aetna Life Insurance and Annuity Company(13)
     (7)    Not applicable (8.1) Fund Participation Agreement dated
             June 30, 1998 by and among AIM Variable Insurance Funds, Inc.,
             A I M Distributors, Inc. and Aetna Life Insurance and
             Annuity Company(10)
     (8.2) Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M
             Distributors, Inc. and Aetna Life Insurance and Annuity Company(14) (8.3) First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and
             among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(14)
     (8.4)  Service Agreement effective June 30, 1998 between Aetna Life
             Insurance and Annuity Company and AIM Advisors, Inc.(10)
     (8.5)  First Amendment dated October 1, 2000 to the Service Agreement dated
             June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(4)
     (8.6)  Fund Participation Agreement dated March 1, 2000 between Aetna Life
             Insurance and Annuity Company and Alliance Capital(15)
     (8.7)  Service Agreement dated March 1, 2000 between Aetna Life Insurance and Annuity Company and Alliance Capital(15)
     (8.8) Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
             Variable Fund, Aetna Variable Encore Fund, Aetna Income
             Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
             on behalf of each of its series, and Aeltus Investment
             Management, Inc.(2)
     (8.9)  Amendment dated November 9, 1998 to Fund Participation
             Agreement dated as of May 1, 1998 by and among Aetna Life
             Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP,
             Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(16)
     (8.10) Second Amendment dated December 31, 1999 to Fund Participation
             Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc.
             on behalf of each of its series, and Aeltus Investment
             Management, Inc.(17)
     (8.11) Third Amendment dated February 11, 2000 to Fund Participation
             Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable
             Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
             Aetna GET Fund on behalf of each of its series, Aetna
             Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(18)
     (8.12) Fourth Amendment dated May 1, 2000 to Fund Participation
             Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among
             Aetna Life Insurance and Annuity Company and Aetna Variable
             Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(18)
     (8.13) Fifth Amendment dated February 27, 2001 to Fund Participation
             Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by
             and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
             Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable
             Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc.(14)
     (8.14) Service Agreement dated as of May 1, 1998 between Aeltus
             Investment Management, Inc. and Aetna Life Insurance and
             Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income
             Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)
     (8.15) Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and
             Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable
             Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc.,
             Aetna GET Fund on behalf of each of its series, Aetna
             Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(16)
     (8.16) Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life
             Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
             Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
             Portfolios, Inc. on behalf of each of its series(18)
     (8.17) Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February
             11, 2000 between Aeltus Investment Management, Inc. and Aetna
             Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund,
             Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable
             Portfolios, Inc. on behalf of each of its series(18)
     (8.18) Fund Participation Agreement dated May 1, 1999 between Aetna Life I
             Insurance and Annuity
             Company, Brinson Series Trust (formerly Mitchell Hutchins Series Trust), and Brinson Advisors,
             Inc. (formerly Mitchell Hutchins Asset Management, Inc.)(19)
     (8.19) Service Agreement dated May 1, 1999 between Brinson Advisors, Inc.
             (formerly Mitchell Hutchins Asset Management, Inc.) and Aetna Life Insurance and Annuity Company(19)
     (8.20) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and
             Fidelity Distributors Corporation(12)
     (8.21) Fifth Amendment dated as of May 1, 1997 to the Fund
             Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
             1996 and March 1, 1996 between Aetna Life Insurance and
             Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(20)
     (8.22) Sixth Amendment dated November 6, 1997 to the Fund
             Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
             1996, March 1, 1996 and May 1, 1997 between Aetna Life
             Insurance and Annuity Company, Variable Insurance Products
             Fund and Fidelity Distributors Corporation(21)
     (8.23) Seventh Amendment dated as of May 1, 1998 to the Fund
             Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
             1996, March 1, 1996, May 1, 1997 and November 6, 1997 between
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)
     (8.24) Eighth Amendment dated December 1, 1999 to Fund Participation
             Agreement dated February 1, 1994 and amended on December 15,
             1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997, November 6, 1997 and May 1, 1998 between
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(17)
     (8.25) Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(12)
     (8.26) Fifth Amendment dated as of May 1, 1997 to the Fund
             Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
             1996 and March 1, 1996 between Aetna Life Insurance and
             Annuity Company, Variable Insurance Products Fund II and
             Fidelity Distributors Corporation(20)
     (8.27) Sixth Amendment dated as of January 20, 1998 to the Fund
             Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
             1996, March 1, 1996 and May 1, 1997 between Aetna Life
             Insurance and Annuity Company, Variable Insurance Products
             Fund II and Fidelity Distributors Corporation(22)
     (8.28) Seventh Amendment dated as of May 1, 1998 to the Fund
             Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1,
             1996, March 1, 1996, May 1, 1997 and January 20, 1998 between
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)
     (8.29) Eighth Amendment dated December 1, 1999 to Fund Participation
             Agreement dated February 1, 1994 and amended on December 15,
             1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1,
             1996, May 1, 1997, January 20, 1998 and May 1, 1998 between
             Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(17)
     (8.30) Service Agreement dated as of November 1, 1995 between Aetna Life
             Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(23)
     (8.31) Amendment dated January 1, 1997 to Service Agreement dated as of
             November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(20)
     (8.32) Service Contract dated May 2, 1997 between Fidelity Distributors
             Corporation and Aetna Life Insurance and Annuity Company(16)
     (8.33) Fund Participation Agreement dated December 8, 1997 among Janus
             Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(24)
     (8.34) Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(16)
     (8.35) Second Amendment dated December 1, 1999 to Fund Participation
             Agreement dated December 8, 1997 and amended on October 12,
             1998 among Janus Aspen Series and Aetna Life Insurance and
             Annuity Company and Janus Capital Corporation(17)
     (8.36) Amendment dated as of August 1, 2000 to Fund Participation
             Agreement dated December 8, 1997, as amended on October 12,
             1998 and December 1, 1999 among Janus Aspen Series and Aetna
             Life Insurance and Annuity Company and Janus Capital
             Corporation(25)
     (8.37) Service Agreement dated December 8, 1997 between Janus Capital
             Corporation and Aetna Life Insurance and Annuity Company(24)
     (8.38) First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and
             Aetna Life Insurance and Annuity Company(25)
     (8.39) Distribution and Shareholder Services Agreement - Service Shares of
             Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life
             Insurance and Annuity Company(25)
     (8.40) Fund Participation Agreement dated April 30, 1996, and amended on September 3, 1996, March 14, 1997 and November 28, 1997 among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services
             Company(2)
     (8.41) Fourth Amendment dated May 1, 1998 to the Fund Participation
             Agreement dated April 30, 1996, and amended on September 3,
             1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity
             Company and Massachusetts Financial Services Company(10)
     (8.42) Fifth Amendment dated May 1, 1998 to Fund Participation
             Agreement dated April 30, 1996, and amended on September 3,
             1996, March 14, 1997 and November 28, 1997 by and among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity
             Company and Massachusetts Financial Services Company(26)
     (8.43) Fifth Amendment dated July 1, 1999 to Fund Participation
             Agreement dated April 30, 1996, and amended on September 3,
             1996, March 14, 1997, November 28, 1997 and May 1, 1998 by and
             among MFS Variable Insurance Trust, Aetna Life Insurance and Annuity Company and Massachusetts Financial Services
             Company(27)
     (8.44) Sixth Amendment dated November 17, 2000 to the Fund
             Participation Agreement dated April 30, 1996, as amended on September 3, 1996, March 14, 1997, November 28, 1997, May 1,
             1998 and July 1, 1999 between Aetna Life Insurance and Annuity Company, MFS Variable Insurance Trust and Massachusetts
             Financial Services Company(4)
     (8.45) Fund Participation Agreement dated March 11, 1997 between Aetna Life
             Insurance and Annuity
             Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(28)
     (8.46) First Amendment dated December 1, 1999 to Fund Participation
             Agreement dated March 11, 1997between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(17)
     (8.47) Service Agreement effective as of March 11, 1997 between Oppenheimer
             Funds, Inc. and Aetna Life Insurance and Annuity Company(28)
     (8.48) Fund Participation Agreement among Pilgrim Variable Products Trust,
             Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(29)
     (8.49) Fund Participation Agreement dated as of April 27, 2001 among Aetna
             Life Insurance and Annuity Company, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and
             Prudential Investment Management Services LLC(30)
     (9)    Opinion and Consent of Linda E. Senker
     (10)   Consent of KPMG LLP, Independent Auditors
     (10.1) Consent of Ernst & Young, Independent Auditors
     (11)   Not applicable
     (12)   Not applicable
     (13)   Schedule for Computation of Performance Data(8)
     (14.1) Powers of Attorney
     (14.2) Authorization for Signatures(3)

1. Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.

2. Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

4. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

5. Incorporated by reference to Post-Effective Amendment No. 18 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 30, 2000.

6. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 14, 1998.

7. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement on Form N-4 (File No. 333-56297), as filed on May 8, 2000.

9. Incorporated by reference to Post-Effective Amendment No. 21 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 13, 2000.

10. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 (File No. 33-60477), as filed on April 15, 1996.

12. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

13. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-91846), as filed on October 30, 1997.

14. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 10, 2001.

15. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

16. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

17. Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

18. Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

19. Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 25, 1999.

20. Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

21. Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

22. Incorporated by Reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

23. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.

24. Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.

25. Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.

26. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-56297), as filed on February 16, 1999.

27. Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 333-56297), as filed on November 23, 1999.

28. Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

29. Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

30. Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-56297), as filed on September 6, 2001.

ITEM 25.      DIRECTORS AND PRINCIPAL OFFICERS OF THE DEPOSITOR*
---------------------------------------------------------------

Name and Principal
BUSINESS ADDRESS               POSITIONS AND OFFICES WITH DEPOSITOR

Thomas J. McInerney**          Director and President

Wayne R. Huneke***             Director and Chief Financial Officer

Robert C. Salipante****        Director

P. Randall Lowery***           Director

Mark A. Tullis***              Director

Deborah Koltenuk**             Vice President and Corporate Controller

Paula Cludray-Engelke****      Secretary

Brian Murphy**                 Vice President and Chief Compliance Officer

* These individuals may also be directors and/or officers of other affiliates of the Company. ** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.

*** The principal business address of these directors and officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

**** The principal business address of this Director and this Officer is 20
     Washington Avenue South, Minneapolis, Minnesota 55401.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
--------------------------------------------------------------------------------

Incorporated by reference to Post-Effective Amendment No. 25 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 6, 2001

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of December 31, 2001, there were 119,355 individuals holding interests in variable annuity contracts funded through Variable Annuity Account B.

ITEM 28. INDEMNIFICATION

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes, as amended by Sections 12 to 20, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor.

Section 20 of the Aetna Investment Services, LLC (AIS) Limited Liability Company Agreement provides that AIS will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of AIS, as long as he acted in good faith on behalf of AIS and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

ITEM 29. PRINCIPAL UNDERWRITER

(a) In addition to serving as the principal underwriter for the Registrant, Aetna Investment Services, LLC (AIS) also acts as the principal underwriter for Portfolio Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, AIS acts as the principal underwriter for Variable Life Account B of Aetna Life Insurance and Annuity Company (Aetna), Variable Life Account C of Aetna, Variable Annuity Account C of Aetna and Variable Annuity Account G of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). AIS is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

(b)  The following are the directors and officers of the Principal Underwriter:

Name and Principal                        Positions and Offices with
BUSINESS ADDRESS                          PRINCIPAL UNDERWRITER

Marie Augsberger*                         Director and President

Robert L. Francis**                       Director and Senior Vice President

Allan Baker*                              Chairman of the Board and Senior
                                          Vice President

Steven A. Haxton*                         Senior Vice President

Willard I. Hill, Jr.*                     Senior Vice President

Deborah Koltenuk*                         Vice President, Treasurer and
                                          Chief Financial Officer

Therese Squillacote*                      Vice President and Chief
                                          Compliance Officer

Paula Cludray-Engelkey***                 Secretary

Jeffrey R. Berry*                         Chief Legal Officer

William T. Abramowicz                     Vice President
2525 Cabot Dr., Ste. 300
Lisle, IL  60532

Douglas J. Ambrose**                      Vice President

Louis E. Bachetti                         Vice President
581 Main Street, 4th Fl.
Woodbridge, NJ  07095

Ronald R. Barhorst                        Vice President
7676 Hazard Ctr. Dr.
San Diego, CA  92108

Robert H. Barley****                      Vice President

Reginald Bowen*                           Vice President

Steven M. Bresler                         Vice President
6430 South Fiddler's Green Cir.,
Ste. 210
Englewood, CO  80111

David Brounley****                        Vice President

Daniel P. Charles                         Vice President
5 Penn Plaza, 11th Fl.
New York, NY 10001-1879

Brian D. Comer*                           Vice President

Albert J. DiCristofaro, Jr.               Vice President
8911 Capitol of TX Hwy., Bldg. 2,
Ste. 2210
Austin, TX  78759

John B. Finigan, Jr.                      Vice President
1601 Trapelo Rd.
Waltham, MA  02451

Brian K. Haendiges*                       Vice President

Brian P. Harrington                       Vice President
12701 Fair Lakes Cir., Ste. 470
Fairfax, VA  22033

Bernard P. Heffernon*****                 Vice President

William S. Jasien*****                    Vice President

Christina Lareau*                         Vice President

Jess D. Kravitz**                         Vice President

George D. Lessner, Jr.                    Vice President
1755 N. Collins Blvd., Ste. 350
Richardson, TX  75080

Susan J. Lewis                            Vice President
16530 Ventura Blvd., Ste. 600
Encino, CA  91436

James F. Lille                            Vice President
159 Wolf Rd., 1st Fl.
Albany, NY  12205

David J. Linney                           Vice President
2900 N. Loop W., Ste. 180
Houston, TX  77092

Richard T. Mason                          Vice President
440 S. Warren St., Ste. 702
Syracuse, NY  13202

Joseph F. McClain*                        Vice President

W. Michael Montgomery                     Vice President
5100 W. Lemon St., Ste. 213
Tampa, FL  33609

Pamela Mulvey*                            Vice President

Scott T. Neeb**                           Vice President

Patrick F. O'Christie                     Vice President
The Pavilions, 1700 Lyons Rd.,
Ste. D
Dayton, OH  45458

Ethel Pippin*                             Vice President

Paulette Playce                           Vice President
Two City Place Dr., Ste. 300
St. Louis, MO  63141

Marcellous J. Reed                        Vice President
2677 N. Main St., Ste. 500
Santa Ana, CA  92705

Charles A. Sklader                        Vice President
7720 N. 16th St., Ste. 150
Phoenix, AZ  85020

Frank W. Snodgrass                        Vice President
150 4th Ave., N., Ste. 410
Nashville, TN  37219

S. Bradford Vaughan, Jr.                  Vice President
601 Union St., Ste. 810
Seattle, WA  98101

Terran Titus*                             Vice President

Mark Woolhiser                            Vice President
26957 Northwestern Hwy., Ste. 150
Southfield, MI  48034

David A. Kelsey*                          Assistant Vice President

Allissa Archer Obler***                   Assistant Secretary

Loralee Ann Renelt***                     Assistant Secretary

* The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156 ** The principal business address of these directors and officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588

***  The principal business address of these directors and officers is 20
       Washington Avenue South, Minneapolis, Minnesota 55401

**** The principal business address of these officers is 100 Corporate Pl., 3rd
     Fl., Rocky Hill, Connecticut 06067

*****The principal business address of these officers is 10740 Nall Ave., Ste.
     120, Overland Park, Kansas 66211

(c)  Compensation from January 1, 2000 to December 31, 2000:

          (1)                       (2)                     (3)                  (4)                   (5)

Name of                  Net Underwriting           Compensation on
Principal UNDERWRITER    Discounts and COMMISSIONS  Redemption OR         Brokerage
                                                    ANNUITIZATION         COMMISSIONS         COMPENSATION*
                                                    -------------         -----------         -------------
Aetna Life Insurance                                     $1,638,784                                $85,764,442
and Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Variable Annuity Account B. Of this amount, $7,212,372 is attributable to deductions for mortality and expense risk guarantees and contract charges for such contracts during December 2000.

         Compensation from January 1, 2000 to December 31, 2000:

          (1)                       (2)                     (3)                  (4)                   (5)

Name of                  Net Underwriting           Compensation on
Principal UNDERWRITER    Discounts and COMMISSIONS  Redemption OR         Brokerage
                                                    ANNUITIZATION         COMMISSIONS         COMPENSATION**
                                                    -------------         -----------         --------------

Aetna Investment                                                                                    $1,126,164
Services, LLC


** Reflects compensation paid to AIS attributable to regulatory and operating expenses associated with the distribution of all products issued by Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America during 2000. Of this amount, $15,443 is attributable to fees paid to AIS in connection with its activities as distributor and principal underwriter in December 2000 for all products issued by the Registrant for Variable Annuity Account B.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Aetna Life Insurance and Annuity Company
                      151 Farmington Avenue
                      Hartford, Connecticut  06156

ITEM 31. MANAGEMENT SERVICES

     Not applicable

ITEM 32. UNDERTAKINGS

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and will comply with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 235221, *13 (S.E.C.)].

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) Aetna Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Annuity Account B of Aetna Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-56297) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, Commonwealth of Pennsylvania, on the 15th day of February, 2002.

                                   VARIABLE ANNUITY ACCOUNT B OF AETNA LIFE
                                   INSURANCE AND ANNUITY COMPANY
                                       (REGISTRANT)

                               By:    AETNA LIFE INSURANCE AND ANNUITY COMPANY
                                       (DEPOSITOR)

                               By:    Thomas J. McInerney*
                                      -----------------------------------------
                                      Thomas J. McInerney
                                      President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 26 to the Registration Statement on Form N-4 (File No. 333-56297) has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                   TITLE                                         DATE

Thomas J. McInerney*        Director and President
                            (principal executive officer)
--------------------------
Thomas J. McInerney



Wayne R. Huneke*            Director and Chief Financial Officer

--------------------------
Wayne R. Huneke



Randy Lowery*               Director

--------------------------
Randy Lowery



Robert C. Salipante*        Director

--------------------------
Robert C. Salipante



Mark A. Tullis*             Director

--------------------------
Mark A. Tullis

Deborah Koltenuk*           Corporate Controller

--------------------------
Deborah Koltenuk

By:       /s/ Linda E. Senker
          --------------------------------------------------------
          Linda E. Senker
          *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT B
                                  EXHIBIT INDEX

EXHIBIT NO.   EXHIBIT

99-B.9        Opinion and Consent of Linda E. Senker
                                                                 EX-99.B9

99-B.10       Consent of KPMG LLP, Independent Auditors
                                                                 EX-99.B10

99-B.14.1     Powers of Attorney
                                                                 EX-99.B14.1